UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06161

Virtus Investment Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS INVESTMENT TRUST

December 31, 2022
Virtus Emerging Markets Opportunities Fund
Virtus Income & Growth Fund*
Virtus KAR Global Small-Cap Fund* (f/k/a Virtus Global Small-Cap Fund)
Virtus KAR Health Sciences Fund (f/k/a Virtus Health Sciences Fund)
Virtus NFJ Dividend Value Fund
Virtus NFJ International Value Fund
Virtus NFJ Large-Cap Value Fund
Virtus NFJ Mid-Cap Value Fund
Virtus NFJ Small-Cap Value Fund
Virtus Silvant Focused Growth Fund (f/k/a Virtus Focused Growth Fund)
Virtus Silvant Mid-Cap Growth Fund (f/k/a Virtus Mid-Cap Growth Fund)
Virtus Small-Cap Fund
Virtus Zevenbergen Technology Fund (f/k/a Virtus Technology Fund)
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Investment Trust Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended December 31, 2022.
The six-month period was marked by higher inflation, rising interest rates, the ongoing war in Ukraine, and continued market volatility. U.S. large-capitalization stocks were up 2.31%, as measured by the S&P 500® Index, while small-cap stocks returned 3.90%, as measured by the Russell 2000® Index. International equities were mixed, with developed markets, as measured by the MSCI EAFE® Index (net), gaining 6.36%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 2.99%.
In fixed income markets, the yield on the 10-year Treasury rose to 3.88% on December 31, 2022, from 2.98% on June 30, 2022, as the Federal Reserve (the “Fed”) continued its efforts to bring inflation under control. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 2.97% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 3.50%.
We maintain our focus on the long term, and our commitment to your financial success. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. Thank you for entrusting the Virtus Funds with your assets.
Sincerely,
George R. Aylward
President, Virtus Investment Trust
February 2023
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF July 1, 2022 TO December 31, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Investment Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class P shares, Institutional Class shares, Class R6 shares and Administrative Class shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Opportunities Fund
	Class A	$ 1,000.00	$ 941.80	1.33%	$ 6.51
	Class C	1,000.00	938.20	2.08	10.16
	Class P	1,000.00	943.20	1.08	5.29
	Institutional Class	1,000.00	943.70	0.98	4.80
	Class R6	1,000.00	943.70	0.93	4.56
Income & Growth Fund
	Class A	1,000.00	1,015.00	1.15	5.84
	Class C	1,000.00	1,011.40	1.90	9.63
	Class P	1,000.00	1,016.50	0.91	4.63
	Institutional Class	1,000.00	1,016.20	0.91	4.62
KAR Global Small-Cap Fund
	Class A	1,000.00	1,024.10	1.63	8.32
	Class C	1,000.00	1,020.50	2.38	12.12
	Class P	1,000.00	1,025.30	1.38	7.04
	Institutional Class	1,000.00	1,026.10	1.28	6.54
KAR Health Sciences Fund
	Class A	1,000.00	1,009.50	1.39	7.04
	Class C	1,000.00	1,005.50	2.14	10.82
	Class P	1,000.00	1,011.20	1.03	5.22
	Institutional Class	1,000.00	1,010.80	1.13	5.73
NFJ Dividend Value Fund
	Class A	1,000.00	1,008.10	1.03	5.21
	Class C	1,000.00	1,004.30	1.73	8.74
	Class P	1,000.00	1,009.40	0.73	3.70
	Institutional Class	1,000.00	1,009.60	0.70	3.55
	Class R6	1,000.00	1,010.20	0.64	3.24
	Administrative Class	1,000.00	1,008.80	0.95	4.81
NFJ International Value Fund
	Class A	1,000.00	1,005.40	1.30	6.57
	Class C	1,000.00	1,001.60	2.05	10.34
	Class P	1,000.00	1,006.00	1.04	5.26
	Institutional Class	1,000.00	1,007.30	0.95	4.81
	Class R6	1,000.00	1,007.10	0.90	4.55
	Administrative Class	1,000.00	1,005.10	1.20	6.06

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2022 TO December 31, 2022
		Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
NFJ Large-Cap Value Fund
	Class A	$1,000.00	$ 998.90	1.01%	$ 5.09
	Class C	1,000.00	994.60	1.78	8.95
	Class P	1,000.00	999.90	0.76	3.83
	Institutional Class	1,000.00	999.60	0.77	3.88
	Class R6	1,000.00	1,000.60	0.65	3.28
	Administrative Class	1,000.00	999.20	0.95	4.79
NFJ Mid-Cap Value Fund
	Class A	1,000.00	1,014.80	1.00	5.08
	Class C	1,000.00	1,010.90	1.75	8.87
	Class P	1,000.00	1,015.90	0.75	3.81
	Institutional Class	1,000.00	1,016.60	0.65	3.30
	Class R6	1,000.00	1,017.10	0.60	3.05
	Administrative Class	1,000.00	1,015.40	0.90	4.57
NFJ Small-Cap Value Fund
	Class A	1,000.00	1,004.70	1.17	5.91
	Class C	1,000.00	1,000.60	1.92	9.68
	Class P	1,000.00	1,004.80	0.92	4.65
	Institutional Class	1,000.00	1,005.70	0.82	4.15
	Class R6	1,000.00	1,005.70	0.77	3.89
	Administrative Class	1,000.00	1,004.80	1.07	5.41
Silvant Focused Growth Fund
	Class A	1,000.00	953.50	0.98	4.83
	Class C	1,000.00	949.50	1.73	8.50
	Class P	1,000.00	954.80	0.74	3.65
	Institutional Class	1,000.00	954.90	0.68	3.35
	Class R6	1,000.00	955.10	0.63	3.10
	Administrative Class	1,000.00	953.40	0.93	4.58
Silvant Mid-Cap Growth Fund
	Class A	1,000.00	1,051.90	1.02	5.28
	Class C	1,000.00	1,047.90	1.80	9.29
	Class P	1,000.00	1,051.80	0.82	4.24
	Institutional Class	1,000.00	1,051.10	0.80	4.14
	Administrative Class	1,000.00	1,049.80	1.05	5.42
Small-Cap Fund
	Class A	1,000.00	1,058.90	1.17	6.07
	Class C	1,000.00	1,055.10	1.92	9.95
	Class P	1,000.00	1,060.10	0.92	4.78
	Institutional Class	1,000.00	1,060.70	0.82	4.26
	Class R6	1,000.00	1,061.30	0.77	4.00
Zevenbergen Technology Fund
	Class A	1,000.00	890.10	1.46	6.96
	Class C	1,000.00	886.70	2.20	10.46
	Class P	1,000.00	891.30	1.21	5.77
	Institutional Class	1,000.00	891.20	1.19	5.67
	Administrative Class	1,000.00	889.90	1.48	7.05

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2022 TO December 31, 2022
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Opportunities Fund
	Class A	$ 1,000.00	$ 1,018.50	1.33%	$ 6.77
	Class C	1,000.00	1,014.72	2.08	10.56
	Class P	1,000.00	1,019.76	1.08	5.50
	Institutional Class	1,000.00	1,020.27	0.98	4.99
	Class R6	1,000.00	1,020.52	0.93	4.74
Income & Growth Fund
	Class A	1,000.00	1,019.41	1.15	5.85
	Class C	1,000.00	1,015.63	1.90	9.65
	Class P	1,000.00	1,020.62	0.91	4.63
	Institutional Class	1,000.00	1,020.62	0.91	4.63
KAR Global Small-Cap Fund
	Class A	1,000.00	1,016.99	1.63	8.29
	Class C	1,000.00	1,013.21	2.38	12.08
	Class P	1,000.00	1,018.25	1.38	7.02
	Institutional Class	1,000.00	1,018.75	1.28	6.51
KAR Health Sciences Fund
	Class A	1,000.00	1,018.20	1.39	7.07
	Class C	1,000.00	1,014.42	2.14	10.87
	Class P	1,000.00	1,020.01	1.03	5.24
	Institutional Class	1,000.00	1,019.51	1.13	5.75
NFJ Dividend Value Fund
	Class A	1,000.00	1,020.01	1.03	5.24
	Class C	1,000.00	1,016.48	1.73	8.79
	Class P	1,000.00	1,021.53	0.73	3.72
	Institutional Class	1,000.00	1,021.68	0.70	3.57
	Class R6	1,000.00	1,021.98	0.64	3.26
	Administrative Class	1,000.00	1,020.42	0.95	4.84
NFJ International Value Fund
	Class A	1,000.00	1,018.65	1.30	6.61
	Class C	1,000.00	1,014.87	2.05	10.41
	Class P	1,000.00	1,019.96	1.04	5.30
	Institutional Class	1,000.00	1,020.42	0.95	4.84
	Class R6	1,000.00	1,020.67	0.90	4.58
	Administrative Class	1,000.00	1,019.16	1.20	6.11
NFJ Large-Cap Value Fund
	Class A	1,000.00	1,020.11	1.01	5.14
	Class C	1,000.00	1,016.23	1.78	9.05
	Class P	1,000.00	1,021.37	0.76	3.87
	Institutional Class	1,000.00	1,021.32	0.77	3.92
	Class R6	1,000.00	1,021.93	0.65	3.31
	Administrative Class	1,000.00	1,020.42	0.95	4.84
NFJ Mid-Cap Value Fund
	Class A	1,000.00	1,020.16	1.00	5.09
	Class C	1,000.00	1,016.38	1.75	8.89
	Class P	1,000.00	1,021.42	0.75	3.82
	Institutional Class	1,000.00	1,021.93	0.65	3.31
	Class R6	1,000.00	1,022.18	0.60	3.06
	Administrative Class	1,000.00	1,020.67	0.90	4.58

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2022 TO December 31, 2022
		Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
NFJ Small-Cap Value Fund
	Class A	$1,000.00	$1,019.31	1.17%	$ 5.96
	Class C	1,000.00	1,015.53	1.92	9.75
	Class P	1,000.00	1,020.57	0.92	4.69
	Institutional Class	1,000.00	1,021.07	0.82	4.18
	Class R6	1,000.00	1,021.32	0.77	3.92
	Administrative Class	1,000.00	1,019.81	1.07	5.45
Silvant Focused Growth Fund
	Class A	1,000.00	1,020.27	0.98	4.99
	Class C	1,000.00	1,016.48	1.73	8.79
	Class P	1,000.00	1,021.48	0.74	3.77
	Institutional Class	1,000.00	1,021.78	0.68	3.47
	Class R6	1,000.00	1,022.03	0.63	3.21
	Administrative Class	1,000.00	1,020.52	0.93	4.74
Silvant Mid-Cap Growth Fund
	Class A	1,000.00	1,020.06	1.02	5.19
	Class C	1,000.00	1,016.13	1.80	9.15
	Class P	1,000.00	1,021.07	0.82	4.18
	Institutional Class	1,000.00	1,021.17	0.80	4.08
	Administrative Class	1,000.00	1,019.91	1.05	5.35
Small-Cap Fund
	Class A	1,000.00	1,019.31	1.17	5.96
	Class C	1,000.00	1,015.53	1.92	9.75
	Class P	1,000.00	1,020.57	0.92	4.69
	Institutional Class	1,000.00	1,021.07	0.82	4.18
	Class R6	1,000.00	1,021.32	0.77	3.92
Zevenbergen Technology Fund
	Class A	1,000.00	1,017.85	1.46	7.43
	Class C	1,000.00	1,014.12	2.20	11.17
	Class P	1,000.00	1,019.11	1.21	6.16
	Institutional Class	1,000.00	1,019.21	1.19	6.06
	Administrative Class	1,000.00	1,017.74	1.48	7.53

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS INVESTMENT TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2022
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade, fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

VIRTUS INVESTMENT TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
December 31, 2022
For each Fund, the following tables present asset allocations within certain industries/sectors as a percentage of total investments as of December 31, 2022.
Emerging Markets Opportunities Fund
Banks	23%
Semiconductors & Semiconductor Equipment	11
Oil, Gas & Consumable Fuels	8
Internet & Direct Marketing Retail	5
Hotels, Restaurants & Leisure	4
Automobiles	4
Food Products	4
Interactive Media & Services	4
Metals & Mining	3
Real Estate Management & Development	3
Other	31
Total	100%
Income & Growth Fund
Corporate Bonds and Notes		34%
Media	4%
Oil, Gas & Consumable Fuels	3
Telecommunications	2
All other Corporate Bonds and Notes	25
Common Stocks		34
Software	4
Semiconductors & Semiconductor Equipment	3
Technology Hardware, Storage & Peripherals	2
All other Common Stocks	25
Convertible Bonds and Notes		25
Internet	6
Software	5
Commercial Services	2
All other Convertible Bonds and Notes	12
Convertible Preferred Stocks		5
Short-Term Investment		2
Total		100%

KAR Global Small-Cap Fund
Industrials	30%
Financials	27
Communication Services	18
Information Technology	10
Consumer Staples	3
Consumer Discretionary	3
Energy	3
Other (includes short-term investment)	6
Total	100%
KAR Health Sciences Fund
Healthcare Equipment & Supplies	29%
Life Sciences Tools & Services	24
Pharmaceuticals	22
Biotechnology	13
Healthcare Providers & Services	10
Short-Term Investment	2
Total	100%

NFJ Dividend Value Fund
Financials	19%
Information Technology	15
Industrials	12
Consumer Discretionary	12
Health Care	12
Real Estate	9
Materials	9
Other (includes short-term investment)	12
Total	100%
NFJ International Value Fund
Financials	21%
Information Technology	20
Consumer Discretionary	14
Industrials	12
Materials	10
Health Care	7
Real Estate	4
Other (includes short-term investment)	12
Total	100%

VIRTUS INVESTMENT TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
December 31, 2022
NFJ Large-Cap Value Fund
Financials	19%
Information Technology	18
Industrials	13
Health Care	12
Consumer Discretionary	10
Communication Services	8
Materials	7
Other (includes short-term investment)	13
Total	100%
NFJ Mid-Cap Value Fund
Industrials	17%
Consumer Discretionary	17
Financials	14
Information Technology	14
Health Care	12
Materials	10
Real Estate	10
Other	6
Total	100%

NFJ Small-Cap Value Fund
Financials	27%
Industrials	19
Consumer Discretionary	15
Information Technology	10
Health Care	8
Materials	7
Real Estate	5
Other (includes short-term investment)	9
Total	100%
Silvant Focused Growth Fund
Information Technology	48%
Health Care	18
Consumer Discretionary	10
Communication Services	9
Industrials	8
Consumer Staples	5
Materials	2
Total	100%

Silvant Mid-Cap Growth Fund
Information Technology	28%
Health Care	20
Industrials	20
Consumer Discretionary	18
Financials	6
Real Estate	3
Energy	3
Other	2
Total	100%
Small-Cap Fund
Banks	10%
Oil, Gas & Consumable Fuels	7
Biotechnology	6
Healthcare Equipment & Supplies	5
Semiconductors & Semiconductor Equipment	5
Software	4
Trading Companies & Distributors	4
Professional Services	4
Food Products	4
Electronic Equipment, Instruments & Components	4
Other (includes short-term investment)	47
Total	100%

Zevenbergen Technology Fund
Software	28%
Semiconductors & Semiconductor Equipment	19
IT Services	13
Internet & Direct Marketing Retail	10
Interactive Media & Services	9
Technology Hardware, Storage & Peripherals	8
Electronic Equipment, Instruments & Components	4
Media	3
Automobiles	2
Road & Rail	1
Other	3
Total	100%

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—2.1%
Brazil—2.1%
Gerdau S.A., 11.730%	438,700	$ 2,440
Total Preferred Stock (Identified Cost $2,091)		2,440

Common Stocks—94.2%
Brazil—5.2%
Banco do Brasil S.A.	142,900	940
CPFL Energia S.A.	304,000	1,912
JBS S.A.	247,500	1,031
Klabin S.A.	189,400	716
Vale S.A.	94,600	1,592
		6,191

Cayman Islands—4.1%
Bizlink Holding, Inc.	86,000	662
Daqo New Energy Corp. ADR(1)	37,455	1,446
Greentown China Holdings Ltd.	857,000	1,251
Pinduoduo, Inc. ADR(1)	17,558	1,432
		4,791

China—25.6%
Alibaba Group Holding Ltd.(1)	133,600	1,476
Bank of Jiangsu Co., Ltd. Class A	976,800	1,024
BYD Co., Ltd. Class H	18,500	456
China Energy Engineering Corp., Ltd. Class A	3,232,500	1,065
China Railway Group Ltd. Class A	878,600	703
China State Construction Engineering Corp., Ltd. Class A	1,637,500	1,279
Contemporary Amperex Technology Co., Ltd. Class A	9,700	549
ENN Natural Gas Co., Ltd. Class A	826,000	1,913
Industrial & Commercial Bank of China Ltd. Class H	1,780,000	917
JD.com, Inc. Class A	28,914	816
Lenovo Group Ltd.	958,000	787
Meituan Class B(1)	65,800	1,473
NetEase, Inc.	47,400	695
Nongfu Spring Co., Ltd. Class H	422,200	2,385
PetroChina Co., Ltd. Class H	8,588,000	3,928
Postal Savings Bank of China Co., Ltd. Class H	2,153,000	1,338
Sinotrans Ltd. Class A	1,467,670	811
Tencent Holdings Ltd.	99,300	4,249
	Shares	Value

China—continued
Tingyi Cayman Islands Holding Corp.	314,000	$ 554
Xiamen C & D, Inc. Class A	498,900	980
Yum China Holdings, Inc.	52,526	2,870
		30,268

Hong Kong—1.4%
CSPC Pharmaceutical Group Ltd.	1,614,000	1,696
India—15.1%
Axis Bank Ltd.	323,037	3,646
HDFC Bank Ltd.	43,999	866
ICICI Bank Ltd. Sponsored ADR	159,298	3,487
Infosys Ltd.	30,209	551
ITC Ltd.	785,578	3,148
Mahindra & Mahindra Ltd.	115,547	1,745
Reliance Industries Ltd.	40,601	1,250
State Bank of India	357,847	2,655
Tata Consultancy Services Ltd.	13,400	527
		17,875

Indonesia—3.8%
Astra International Tbk PT	2,421,600	887
Bank Central Asia Tbk PT	1,269,300	697
Bank Mandiri Persero Tbk PT	4,551,700	2,902
		4,486

Mexico—4.9%
Grupo Aeroportuario del Pacifico SAB de C.V. Class B	115,800	1,660
Grupo Financiero Banorte SAB de C.V. Class O	579,200	4,169
		5,829

Russia—0.0%
Gazprom PJSC(2)	1,323,341	1
LUKOIL PJSC Sponsored ADR(1)(2)	55,455	— (3)
		1

South Africa—3.7%
Absa Group Ltd.	190,088	2,169
Woolworths Holdings Ltd.	555,986	2,174
		4,343

South Korea—9.8%
DB HiTek Co., Ltd.	46,422	1,383
Hana Financial Group, Inc.	21,932	734
Hanwha Aerospace Co., Ltd.	28,857	1,686
Kia Corp.	40,297	1,901
KT Corp.(1)	58,688	1,574
LG Innotek Co., Ltd.	2,911	589
	Shares	Value

South Korea—continued
Samsung Electronics Co., Ltd.	28,617	$ 1,261
SK Hynix, Inc.	28,021	1,682
SK, Inc.	5,546	837
		11,647

Taiwan—9.8%
Compeq Manufacturing Co., Ltd.	1,078,000	1,561
CTBC Financial Holding Co., Ltd.	1,156,000	831
Hon Hai Precision Industry Co., Ltd.	259,000	842
Taiwan Semiconductor Manufacturing Co., Ltd.	576,000	8,405
		11,639

Thailand—3.2%
Banpu PCL Foreign Shares	5,408,900	2,139
PTT Exploration & Production PCL Foreign Shares	333,500	1,700
		3,839

Turkey—1.7%
KOC Holding AS	443,044	1,983
United Arab Emirates—1.7%
Emaar Properties PJSC	1,257,690	2,007
United States—4.2%
Archer-Daniels-Midland Co.	29,437	2,733
Starbucks Corp.	22,820	2,264
		4,997

Total Common Stocks (Identified Cost $113,708)		111,592

Exchange-Traded Fund—0.2%
KraneShares CSI China Internet ETF(1)(4)	9,947	301
Total Exchange-Traded Fund (Identified Cost $227)		301

Total Long-Term Investments—96.5% (Identified Cost $116,026)		114,333

TOTAL INVESTMENTS—96.5% (Identified Cost $116,026)		$114,333
Other assets and liabilities, net—3.5%		4,137
NET ASSETS—100.0%		$118,470
See Notes to Financial Statements

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Amount is less than $500.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
China	26%
India	16
South Korea	10
Taiwan	10
Brazil	8
Mexico	5
United States	5
Other	20
Total	100%
† % of total investments as of December 31, 2022.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$111,592	$111,591	$ 1
Preferred Stock	2,440	2,440	—
Exchange-Traded Fund	301	301	—
Total Investments	$114,333	$114,332	$ 1
There were no securities valued using significant observable inputs (Level 2) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—25.5%
Airlines—0.4%
Southwest Airlines Co. 1.250%, 5/1/25	$ 15,740	$ 18,904
Auto Manufacturers—0.8%
Ford Motor Co. 0.000%, 3/15/26	17,145	16,176
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	17,880	9,128
NIO, Inc. 0.000%, 2/1/26	17,700	15,443
		40,747

Banks—0.5%
BofA Finance LLC 0.600%, 5/25/27	22,620	26,022
Biotechnology—1.5%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	8,350	9,039
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	4,740	5,030
1.250%, 5/15/27	11,445	12,298
Bridgebio Pharma, Inc. 2.250%, 2/1/29	12,175	4,528
Guardant Health, Inc. 0.000%, 11/15/27	10,085	6,272
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	19,055	18,448
Insmed, Inc. 0.750%, 6/1/28	4,225	3,486
Livongo Health, Inc. 0.875%, 6/1/25	6,900	6,029
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	6,815	7,854
		72,984

Commercial Services—1.7%
Affirm Holdings, Inc. 0.000%, 11/15/26	24,175	13,296
Block, Inc.
0.125%, 3/1/25	4,865	4,628
0.000%, 5/1/26	25,765	20,857
0.250%, 11/1/27	2,860	2,156
Chegg, Inc. 0.125%, 3/15/25	16,250	14,828
Euronet Worldwide, Inc. 0.750%, 3/15/49	9,610	9,087
Shift4 Payments, Inc.
0.000%, 12/15/25	7,510	7,440
0.500%, 8/1/27	17,240	14,507
		86,799

	Par Value	Value

Computers—0.7%
Lumentum Holdings, Inc.
0.500%, 12/15/26	$ 14,475	$ 12,412
144A 0.500%, 6/15/28(1)	17,745	13,431
Zscaler, Inc. 0.125%, 7/1/25	8,875	9,319
		35,162

Cosmetics & Personal Care—0.2%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	12,475	9,431
Diversified Financial Services—1.6%
Coinbase Global, Inc. 0.500%, 6/1/26	21,960	12,404
GS Finance Corp. 0.500%, 12/29/27(2)	22,280	22,837
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	21,000	25,421
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	21,245	14,542
Upstart Holdings, Inc. 0.250%, 8/15/26	12,330	6,473
		81,677

Energy-Alternate Sources—0.8%
Enphase Energy, Inc.
0.000%, 3/1/26	12,000	13,518
0.000%, 3/1/28	8,675	10,145
SolarEdge Technologies, Inc. 0.000%, 9/15/25	6,320	7,846
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	8,150	6,581
		38,090

Entertainment—0.5%
DraftKings Holdings, Inc. 0.000%, 3/15/28	17,990	11,127
Live Nation Entertainment, Inc. 2.000%, 2/15/25	5,555	5,452
Vail Resorts, Inc. 0.000%, 1/1/26	10,560	9,794
		26,373

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	12,180	10,018
Healthcare-Products—0.7%
Exact Sciences Corp.
0.375%, 3/15/27	790	652
	Par Value	Value

Healthcare-Products—continued
0.375%, 3/1/28	$ 10,290	$ 8,065
Insulet Corp. 0.375%, 9/1/26	9,755	13,774
Novocure Ltd. 0.000%, 11/1/25	8,475	7,474
Omnicell, Inc. 0.250%, 9/15/25	7,965	6,946
		36,911

Healthcare-Services—0.4%
Oak Street Health, Inc. 0.000%, 3/15/26	16,345	12,372
Teladoc Health, Inc. 1.250%, 6/1/27	11,000	8,450
		20,822

Internet—6.1%
Airbnb, Inc. 0.000%, 3/15/26	28,980	23,851
Booking Holdings, Inc. 0.750%, 5/1/25	14,095	18,773
Etsy, Inc.
0.125%, 9/1/27	4,955	4,943
0.250%, 6/15/28	27,035	23,083
Expedia Group, Inc. 0.000%, 2/15/26	23,620	20,571
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	10,295	9,118
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	6,620	5,706
Okta, Inc.
0.125%, 9/1/25	12,545	11,021
0.375%, 6/15/26	3,405	2,860
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	7,375	2,878
Palo Alto Networks, Inc.
0.750%, 7/1/23	9,650	15,247
0.375%, 6/1/25	12,930	19,091
Sea Ltd. 0.250%, 9/15/26	24,825	18,184
Shopify, Inc. 0.125%, 11/1/25	13,000	11,099
Snap, Inc.
0.750%, 8/1/26	7,500	6,353
0.000%, 5/1/27	7,755	5,417
144A 0.125%, 3/1/28(1)	36,940	24,658
Spotify U.S.A., Inc. 0.000%, 3/15/26	18,440	14,844
Uber Technologies, Inc. 0.000%, 12/15/25	29,140	24,543
Wayfair, Inc. 0.625%, 10/1/25	18,685	12,080
Wix.com Ltd. 0.000%, 8/15/25	12,510	10,533
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Internet—continued
Zillow Group, Inc.
2.750%, 5/15/25	$ 13,715	$ 13,043
1.375%, 9/1/26	5,500	5,541
		303,437

Leisure Time—0.6%
NCL Corp., Ltd. 1.125%, 2/15/27	25,520	17,323
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	2,660	2,604
144A 6.000%, 8/15/25(1)	6,450	8,101
		28,028

Machinery-Diversified—0.3%
Middleby Corp. (The) 1.000%, 9/1/25	10,440	12,272
Media—1.1%
DISH Network Corp.
0.000%, 12/15/25	14,730	9,398
3.375%, 8/15/26	7,890	4,943
Liberty Broadband Corp. 144A 2.750%, 9/30/50(1)	6,845	6,667
Liberty Media Corp.
1.375%, 10/15/23	11,825	14,562
144A 0.500%, 12/1/50(1)	19,030	18,978
		54,548

Mining—0.2%
MP Materials Corp. 144A 0.250%, 4/1/26(1)	12,250	10,703
Miscellaneous Manufacturing—0.2%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	7,905	7,834
Pharmaceuticals—1.1%
Clovis Oncology, Inc. 1.250%, 5/1/25(3)	4,440	888
Dexcom, Inc. 0.250%, 11/15/25	26,025	28,302
Jazz Investments I Ltd. 2.000%, 6/15/26	23,155	27,526
		56,716

Retail—0.2%
Burlington Stores, Inc. 2.250%, 4/15/25	8,845	10,172
	Par Value	Value

Semiconductors—0.9%
Microchip Technology, Inc. 0.125%, 11/15/24	$ 27,130	$ 29,097
ON Semiconductor Corp. 0.000%, 5/1/27	985	1,305
Wolfspeed, Inc. 144A 0.250%, 2/15/28(1)	18,530	16,019
		46,421

Software—4.8%
Akamai Technologies, Inc.
0.125%, 5/1/25	12,050	12,653
0.375%, 9/1/27	7,975	7,680
Alteryx, Inc. 0.500%, 8/1/24	4,940	4,529
Bentley Systems, Inc.
0.125%, 1/15/26	775	707
0.375%, 7/1/27	19,350	15,751
Bill.com Holdings, Inc. 0.000%, 4/1/27	25,600	20,237
Blackline, Inc. 0.000%, 3/15/26	7,290	6,210
Cloudflare, Inc. 0.000%, 8/15/26	26,580	21,663
Confluent, Inc. 0.000%, 1/15/27	16,890	12,752
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	25,880	19,345
DocuSign, Inc. 0.000%, 1/15/24	8,830	8,300
Five9, Inc. 0.500%, 6/1/25	11,745	10,758
MicroStrategy, Inc. 0.000%, 2/15/27	12,620	4,591
MongoDB, Inc. 0.250%, 1/15/26	3,990	4,678
Nutanix, Inc. 0.250%, 10/1/27	9,495	7,943
RingCentral, Inc.
0.000%, 3/1/25	19,170	16,462
0.000%, 3/15/26	5,270	4,137
Splunk, Inc.
1.125%, 9/15/25	25,000	23,537
1.125%, 6/15/27	6,025	5,084
Tyler Technologies, Inc. 0.250%, 3/15/26	9,315	8,654
Unity Software, Inc. 0.000%, 11/15/26	28,435	21,284
		236,955

Total Convertible Bonds and Notes (Identified Cost $1,566,211)		1,271,026

	Par Value	Value

Corporate Bonds and Notes—33.6%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$ 5,410	$ 3,949
144A 7.500%, 6/1/29(1)	7,810	5,735
		9,684

Aerospace & Defense—0.3%
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	6,752	6,870
144A 6.250%, 9/15/24(1)	7,135	6,764
		13,634

Airlines—0.5%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	3,875	4,156
144A 5.750%, 4/20/29(1)	14,125	12,910
Delta Air Lines, Inc. 7.375%, 1/15/26	8,545	8,731
		25,797

Auto Components—0.9%
American Axle & Manufacturing, Inc.
6.500%, 4/1/27	6,070	5,475
5.000%, 10/1/29	7,700	6,208
Clarios Global LP 144A 8.500%, 5/15/27(1)	12,195	11,909
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	2,510	2,579
5.250%, 7/15/31	21,515	17,598
		43,769

Auto Manufacturers—0.7%
Ford Motor Co.
9.625%, 4/22/30	2,075	2,347
7.450%, 7/16/31	9,690	9,904
6.100%, 8/19/32	10,425	9,626
Ford Motor Credit Co. LLC
5.113%, 5/3/29	2,245	2,033
4.000%, 11/13/30	14,895	12,227
		36,137

Building Materials—0.9%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	10,405	8,436
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Building Materials—continued
144A 6.375%, 6/15/32(1)	$ 8,065	$ 7,575
Griffon Corp. 5.750%, 3/1/28	8,175	7,480
Koppers, Inc. 144A 6.000%, 2/15/25(1)	10,200	9,690
Summit Materials LLC 144A 5.250%, 1/15/29(1)	11,970	11,144
		44,325

Chemicals—0.7%
Chemours Co. (The)
144A 5.750%, 11/15/28(1)	6,355	5,708
144A 4.625%, 11/15/29(1)	13,120	10,726
Tronox, Inc. 144A 4.625%, 3/15/29(1)	10,895	9,057
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	11,740	9,477
		34,968

Commercial Services—1.6%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	15,625	13,288
Avis Budget Car Rental LLC
144A 5.750%, 7/15/27(1)	8,575	7,777
144A 5.375%, 3/1/29(1)	5,680	4,859
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	4,557
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	10,975	10,237
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	12,600	9,558
Monitronics International Escrow 9.125%, 4/1/20(2)	6,450	—
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	12,150	10,631
RR Donnelley & Sons Co. 6.000%, 4/1/24	3,195	3,067
United Rentals North America, Inc. 5.250%, 1/15/30	13,445	12,633
Williams Scotsman International, Inc. 144A 6.125%, 6/15/25(1)	5,246	5,194
		81,801

	Par Value	Value

Computers—0.5%
Condor Merger Sub, Inc. 144A 7.375%, 2/15/30(1)	$ 11,960	$ 9,616
NCR Corp.
144A 5.125%, 4/15/29(1)	6,240	5,219
144A 6.125%, 9/1/29(1)	5,440	5,087
Western Digital Corp. 4.750%, 2/15/26	4,900	4,614
		24,536

Containers & Packaging—0.8%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	13,090	12,770
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	15,535	15,072
Sealed Air Corp. 144A 5.000%, 4/15/29(1)	2,300	2,162
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	12,770	11,717
		41,721

Cosmetics & Personal Care—0.3%
Coty, Inc. 144A 6.500%, 4/15/26(1)	11,185	10,737
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	4,605	4,307
		15,044

Diversified Financial Services—1.2%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	13,230	10,788
144A 5.750%, 11/15/31(1)	6,870	5,341
Navient Corp.
6.750%, 6/15/26	10,725	10,165
5.000%, 3/15/27	12,315	10,781
4.875%, 3/15/28	7,065	5,810
OneMain Finance Corp.
6.625%, 1/15/28	9,655	8,891
5.375%, 11/15/29	7,480	6,118
		57,894

Electronic Equipment, Instruments & Components—0.3%
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	1,695	1,613
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	11,220	11,366
		12,979

	Par Value	Value

Electronics—0.3%
Coherent Corp. 144A 5.000%, 12/15/29(1)	$ 11,315	$ 9,759
Sensata Technologies B.V. 144A 5.875%, 9/1/30(1)	5,065	4,800
		14,559

Engineering & Construction—0.1%
AECOM 5.125%, 3/15/27	4,625	4,452
Entertainment—1.8%
AMC Entertainment Holdings, Inc. 144A 7.500%, 2/15/29(1)	3,600	1,935
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	8,060	7,832
144A 8.125%, 7/1/27(1)	9,400	9,236
144A 4.625%, 10/15/29(1)	8,665	7,052
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	12,845	11,515
Cedar Fair LP 5.375%, 4/15/27	10,180	9,722
International Game Technology plc
144A 4.125%, 4/15/26(1)	4,495	4,192
144A 6.250%, 1/15/27(1)	4,200	4,168
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	10,975	6,363
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	14,410	12,829
Scientific Games International, Inc. 144A 8.625%, 7/1/25(1)	2,750	2,805
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	15,825	13,779
		91,428

Environmental Services—0.3%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	14,905	13,046
Equity Real Estate Investment Trusts (REITs)—1.4%
Brookfield Property REIT, Inc. 144A 4.500%, 4/1/27(1)	9,205	7,694
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Equity Real Estate Investment Trusts (REITs)—continued
Iron Mountain Information Management Services, Inc. 144A 5.000%, 7/15/32(1)	$ 7,535	$ 6,259
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	18,050	15,686
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	8,830	8,004
144A 4.875%, 5/15/29(1)	9,060	7,669
SBA Communications Corp. 3.125%, 2/1/29	11,135	9,259
Service Properties Trust
4.500%, 3/15/25	5,185	4,472
7.500%, 9/15/25	5,355	5,103
4.375%, 2/15/30	5,355	3,538
		67,684

Food & Beverage—1.1%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(1)	6,755	6,029
Kraft Heinz Foods Co. 5.000%, 7/15/35	8,175	7,818
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	7,630	7,196
144A 4.250%, 8/1/29(1)	10,125	8,775
Post Holdings, Inc.
144A 5.500%, 12/15/29(1)	3,660	3,312
144A 4.500%, 9/15/31(1)	9,420	7,919
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	10,435	8,495
US Foods, Inc. 144A 4.750%, 2/15/29(1)	5,350	4,750
		54,294

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	11,590	10,813
	Par Value	Value

Healthcare-Products—0.3%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	$ 16,520	$ 13,121
Healthcare-Services—1.4%
Centene Corp. 4.625%, 12/15/29	8,740	7,987
Community Health Systems, Inc.
144A 5.625%, 3/15/27(1)	6,495	5,569
144A 6.875%, 4/15/29(1)	9,715	4,993
HCA, Inc. 5.875%, 2/1/29	9,335	9,306
Select Medical Corp. 144A 6.250%, 8/15/26(1)	10,195	9,694
Tenet Healthcare Corp.
144A 6.125%, 10/1/28(1)	34,410	30,808
144A 6.125%, 6/15/30(1)	2,180	2,077
		70,434

Home Builders—0.1%
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	7,925	7,421
Household Products/Wares—0.1%
Spectrum Brands, Inc. 144A 3.875%, 3/15/31(1)	8,430	6,556
Internet—0.7%
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	8,590	7,903
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	4,925	4,942
144A 7.500%, 9/15/27(1)	13,190	13,199
144A 6.250%, 1/15/28(1)	7,410	7,114
		33,158

Investment Companies—0.3%
Compass Group Diversified Holdings LLC
144A 5.250%, 4/15/29(1)	14,195	12,148
	Par Value	Value

Investment Companies—continued
144A 5.000%, 1/15/32(1)	$ 3,650	$ 2,884
		15,032

Iron & Steel—0.2%
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	4,870	4,882
United States Steel Corp. 6.875%, 3/1/29	7,210	6,998
		11,880

Leisure Time—1.0%
Carnival Corp.
144A 10.500%, 2/1/26(1)	7,675	7,711
144A 5.750%, 3/1/27(1)	8,455	6,037
144A 6.000%, 5/1/29(1)	10,775	7,180
NCL Corp., Ltd.
144A 5.875%, 3/15/26(1)	12,550	9,858
144A 7.750%, 2/15/29(1)	4,460	3,356
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	3,442	3,692
144A 5.375%, 7/15/27(1)	6,590	5,336
144A 5.500%, 4/1/28(1)	6,100	4,868
		48,038

Lodging—1.0%
Boyd Gaming Corp. 144A 4.750%, 6/15/31(1)	6,045	5,259
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	17,890	14,967
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	8,230	7,078
MGM Resorts International
5.500%, 4/15/27	5,050	4,697
4.750%, 10/15/28	13,640	11,906
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Lodging—continued
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)	$ 7,030	$ 6,674
		50,581

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	7,100	6,381
Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	9,100	9,148
Media—4.1%
CCO Holdings LLC
4.500%, 5/1/32	6,375	5,075
144A 5.375%, 6/1/29(1)	14,405	13,026
144A 6.375%, 9/1/29(1)	12,135	11,404
144A 4.750%, 2/1/32(1)	4,155	3,368
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	24,490	16,653
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	15,910	14,234
DISH DBS Corp.
7.375%, 7/1/28	21,985	15,554
144A 5.750%, 12/1/28(1)	9,505	7,586
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	14,095	10,158
Gray Television, Inc.
144A 7.000%, 5/15/27(1)	8,470	7,511
144A 4.750%, 10/15/30(1)	2,325	1,682
iHeartCommunications, Inc. 8.375%, 5/1/27	11,905	10,124
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	13,405	12,297
144A 4.750%, 11/1/28(1)	5,800	5,017
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	13,495	10,816
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	8,960	7,798
144A 4.125%, 7/1/30(1)	9,665	7,976
144A 3.875%, 9/1/31(1)	9,950	7,763
TEGNA, Inc. 5.000%, 9/15/29	10,150	9,630
	Par Value	Value

Media—continued
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	$ 8,345	$ 6,693
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(1)	12,100	10,839
144A 4.500%, 8/15/30(1)	9,225	7,707
		202,911

Mining—0.3%
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	4,130	3,435
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(1)	9,720	8,829
144A 6.125%, 4/1/29(1)	4,985	4,514
		16,778

Oil, Gas & Consumable Fuels—2.8%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	2,871	2,887
144A 5.375%, 3/1/30(1)	7,740	7,176
Callon Petroleum Co.
144A 8.000%, 8/1/28(1)	13,490	12,860
144A 7.500%, 6/15/30(1)	7,640	6,991
CITGO Petroleum Corp.
144A 7.000%, 6/15/25(1)	2,450	2,390
144A 6.375%, 6/15/26(1)	6,385	6,154
CNX Resources Corp.
144A 6.000%, 1/15/29(1)	6,375	5,866
144A 7.375%, 1/15/31(1)	4,510	4,323
Cobalt International Energy, Inc. 7.750%, 12/1/23(2)(3)	9,216	133
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	10,695	9,652
144A 5.875%, 1/15/30(1)	6,595	5,670
Mesquite Energy, Inc. 6.125%, 1/15/23(2)(3)	6,240	86
Occidental Petroleum Corp.
8.875%, 7/15/30	6,600	7,451
6.625%, 9/1/30	2,610	2,697
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
SM Energy Co.
6.625%, 1/15/27	$ 7,980	$ 7,686
6.500%, 7/15/28	7,075	6,783
Southwestern Energy Co.
5.375%, 3/15/30	12,525	11,423
4.750%, 2/1/32	4,720	4,034
Sunoco LP
5.875%, 3/15/28	6,830	6,468
4.500%, 4/30/30	6,635	5,759
USA Compression Partners LP 6.875%, 9/1/27	12,545	11,730
Weatherford International Ltd.
144A 11.000%, 12/1/24(1)	31	32
144A 8.625%, 4/30/30(1)	9,565	9,185
		137,436

Paper & Forest Products—0.2%
Mercer International, Inc. 5.125%, 2/1/29	10,985	9,184
Pharmaceuticals—1.0%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	32,710	17,112
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	17,325	15,439
Organon & Co. 144A 5.125%, 4/30/31(1)	16,695	14,456
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	5,645	5,299
		52,306

Pipelines—1.1%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	9,185	8,397
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	11,805	10,831
EQM Midstream Partners LP
144A 6.500%, 7/1/27(1)	4,470	4,272
144A 7.500%, 6/1/30(1)	7,645	7,366
Hess Midstream Operations LP 144A 5.500%, 10/15/30(1)	3,250	2,973
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	13,315	11,856
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Pipelines—continued
NuStar Logistics LP 6.375%, 10/1/30	$ 9,135	$ 8,447
		54,142

Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	9,447
Retail—1.3%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	6,155	5,148
144A 4.625%, 11/15/29(1)	4,400	3,708
144A 5.000%, 2/15/32(1)	4,280	3,521
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	14,795	13,884
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	4,925	4,274
144A 6.125%, 3/15/32(1)	6,250	5,253
Mariposa Borrower, Inc. Escrow 8.000%, 10/15/21(2)	6,810	2,202
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	16,820	13,621
Yum! Brands, Inc.
4.625%, 1/31/32	9,655	8,534
5.375%, 4/1/32	6,680	6,187
		66,332

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	5,150	5,097
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)	2,410	2,222
		7,319

Software—0.6%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	11,825	10,055
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	3,065	2,867
144A 6.500%, 10/15/28(1)	6,765	6,222
	Par Value	Value

Software—continued
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	$ 10,580	$ 9,907
		29,051

Telecommunications—2.1%
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	10,105	6,863
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	10,165	8,864
144A 6.000%, 1/15/30(1)	12,310	9,671
144A 8.750%, 5/15/30(1)	2,420	2,461
GTT Communications, Inc. 144A 7.875%, 12/31/24(1)(3)	10,045	181
Hughes Satellite Systems Corp. 6.625%, 8/1/26	13,080	12,200
Lumen Technologies, Inc.
144A 5.125%, 12/15/26(1)	9,205	8,002
144A 5.375%, 6/15/29(1)	23,075	16,613
Sprint LLC
7.125%, 6/15/24	6,860	6,994
7.625%, 3/1/26	7,595	7,992
T-Mobile USA, Inc.
4.750%, 2/1/28	5,435	5,284
3.375%, 4/15/29	8,250	7,266
3.500%, 4/15/31	14,160	12,231
Windstream Services LLC 144A 6.375%, 8/1/23(1)(2)(3)	7,464	—
		104,622

Transportation—0.3%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	8,420	8,441
144A 5.500%, 5/1/28(1)	7,450	6,356
		14,797

Total Corporate Bonds and Notes (Identified Cost $1,991,158)		1,674,640

	Shares	Value
Convertible Preferred Stocks—5.3%
Auto Components—0.3%
Aptiv plc Series A, 5.500%	149,235	$ 16,016
Banks—1.5%
Bank of America Corp. Series L, 7.250%	21,900	25,404
Wells Fargo & Co. Series L, 7.500%	41,900	49,651
		75,055

Capital Markets—0.2%
KKR & Co., Inc. Series C, 6.000%	191,295	10,952
Diversified Financial Services—0.2%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	9,640	8,509
Electric Utilities—1.0%
NextEra Energy, Inc.
5.279%	398,430	20,201
6.219%	543,655	27,449
		47,650

Electronic Equipment, Instruments & Components—0.1%
Coherent Corp. Series A, 6.000%	23,240	3,716
Healthcare Equipment & Supplies—0.5%
Boston Scientific Corp. Series A, 5.500%	214,910	24,676
Life Sciences Tools & Services—0.9%
Danaher Corp. Series B, 5.000%	34,715	47,093
Pharmaceuticals—0.1%
Elanco Animal Health, Inc., 5.000%	229,565	4,483
Professional Services—0.1%
Clarivate plc Series A, 5.250%	140,520	5,323
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Telecommunications—0.4%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	17,455	$ 19,969
Total Convertible Preferred Stocks (Identified Cost $304,730)		263,442

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B (2)(4)	27,523	2,004
Total Preferred Stock (Identified Cost $2,699)		2,004

Common Stocks—33.5%
Air Freight & Logistics—0.2%
United Parcel Service, Inc. Class B	69,825	12,138
Automobiles—0.7%
Tesla, Inc.(5)	287,883	35,461
Banks—1.4%
CCF Holdings LLC (2)(5)	7,416,755	2,299
CCF Holdings LLC Class M(2)(5)	1,759,917	546
JPMorgan Chase & Co.(6)	265,040	35,542
Wells Fargo & Co.	822,765	33,972
		72,359

Biotechnology—1.4%
AbbVie, Inc.(6)	347,572	56,171
Vertex Pharmaceuticals, Inc.(5)	46,710	13,489
		69,660

Capital Markets—1.1%
Charles Schwab Corp. (The)(6)	292,280	24,335
CME Group, Inc. Class A	112,455	18,910
S&P Global, Inc.(6)	30,780	10,310
		53,555

Chemicals—0.8%
DuPont de Nemours, Inc.(6)	376,540	25,842
Sherwin-Williams Co. (The)	68,490	16,255
		42,097

Commercial Services & Supplies—0.7%
Waste Management, Inc.	213,715	33,528
	Shares	Value

Communications Equipment—0.4%
Cisco Systems, Inc.	398,715	$ 18,995
Consumer Finance—0.0%
Erickson, Inc.(2)(5)	10,866	366
Electric Utilities—1.1%
Exelon Corp.	1,232,230	53,269
Electrical Equipment—0.2%
Generac Holdings, Inc.(5)	49,720	5,005
Plug Power, Inc.(5)	437,288	5,409
		10,414

Electronic Equipment, Instruments & Components—0.1%
Coherent Corp.(5)	147,475	5,176
Energy Equipment & Services—0.7%
Schlumberger Ltd.(6)	671,620	35,905
Entertainment—0.0%
LiveStyle, Inc. (2)(4)(5)	202,319	— (7)
Equity Real Estate Investment—0.5%
American Tower Corp.	113,300	24,004
Food & Staples Retailing—0.6%
Costco Wholesale Corp.(6)	70,990	32,407
Healthcare Equipment & Supplies—1.0%
Abbott Laboratories	181,305	19,905
Dexcom, Inc.(5)(6)	63,115	7,147
Intuitive Surgical, Inc.(5)(6)	84,145	22,328
		49,380

Healthcare Providers & Services—0.9%
UnitedHealth Group, Inc.(6)	85,385	45,269
Hotels, Restaurants & Leisure—1.3%
Booking Holdings, Inc.(5)	15,360	30,955
Chipotle Mexican Grill, Inc. Class A(5)	14,660	20,340
MGM Resorts International	417,555	14,001
		65,296

Insurance—0.5%
Aon plc Class A(6)	76,255	22,887
Interactive Media & Services—1.9%
Alphabet, Inc. Class A(5)	870,900	76,840
Meta Platforms, Inc. Class A(5)	147,785	17,784
		94,624

Internet & Direct Marketing Retail—1.0%
Amazon.com, Inc.(5)	578,270	48,575
	Shares	Value

IT Services—1.7%
Accenture plc Class A	94,550	$ 25,230
EPAM Systems, Inc.(5)	25,610	8,393
Mastercard, Inc. Class A(6)	152,790	53,130
		86,753

Life Sciences Tools & Services—1.3%
Avantor, Inc.(5)	280,592	5,918
IQVIA Holdings, Inc.(5)	118,460	24,271
Thermo Fisher Scientific, Inc.(6)	65,850	36,263
		66,452

Machinery—0.4%
Deere & Co.(6)	37,015	15,870
Stanley Black & Decker, Inc.	82,623	6,207
		22,077

Media—0.0%
Postmedia Network Canada Corp.(2)(5)	1,018,823	571
Multiline Retail—0.2%
Target Corp.	66,560	9,920
Oil, Gas & Consumable Fuels—1.0%
ConocoPhillips (6)	206,950	24,420
Devon Energy Corp.(6)	399,720	24,587
Riviera Resources, Inc.(2)	25,527	—
		49,007

Pharmaceuticals—1.4%
Eli Lilly & Co.	147,235	53,865
Zoetis, Inc. Class A	112,850	16,538
		70,403

Road & Rail—1.0%
Union Pacific Corp.(6)	238,280	49,341
Semiconductors & Semiconductor Equipment—2.5%
Broadcom, Inc.(6)	103,671	57,966
Lam Research Corp.	41,920	17,619
Marvell Technology, Inc.	250,510	9,279
Micron Technology, Inc.	389,325	19,458
NVIDIA Corp.	125,915	18,401
		122,723

Software—3.8%
Adobe, Inc. (5)	17,235	5,800
Atlassian Corp. Class A(5)	64,700	8,326
Crowdstrike Holdings, Inc. Class A(5)	123,360	12,989
Intuit, Inc.(6)	66,120	25,735
Microsoft Corp.	437,021	104,806
Salesforce, Inc.(5)	55,705	7,386
ServiceNow, Inc.(5)	55,005	21,357
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Software—continued
Workday, Inc. Class A(5)	4,974	$ 832
		187,231

Specialty Retail—1.1%
Home Depot, Inc. (The)(6)	113,235	35,766
TJX Cos., Inc. (The)(6)	221,640	17,643
		53,409

Technology Hardware, Storage & Peripherals—2.1%
Apple, Inc.	811,140	105,391
Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc. Class B	209,710	24,538
Quiksilver, Inc.(2)	2	— (7)
		24,538

Total Common Stocks (Identified Cost $2,202,195)		1,673,181

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC(2)(5)	2,911,361	378
Media—0.0%
Tenerity, Inc.(2)(4)(5)	7,203	—
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd.(5)	2,910	96
Total Warrants (Identified Cost $1,422)		474

Total Long-Term Investments—97.9% (Identified Cost $6,068,415)		4,884,767

	Shares	Value

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(8)	90,993,146	$ 90,993
Total Short-Term Investment (Identified Cost $90,993)		90,993

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.7% (Identified Cost $6,159,408)		4,975,760

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $624)	(567)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.7% (Identified Cost $6,158,784)	$4,975,193
Other assets and liabilities, net—0.3%	14,496
NET ASSETS—100.0%	$4,989,689

Abbreviations:
EV	Enterprise Value
GS	Goldman Sachs & Co.
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to a value of $1,446,492 or 29.0% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	All or a portion of the security is restricted.
(5)	Non-income producing.
(6)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $188,943.
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
United Kingdom	2
Bermuda	1
Canada	1
Cayman Islands	1
Liberia	1
Panama	1
Total	100%
† % of total investments, net of written options, as of December 31, 2022.
Open written options contracts as of December 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
AbbVie, Inc.	(935)	$(16,362)	$175.00	01/20/23	$ (12)
Aon plc	(265)	(8,745)	330.00	01/20/23	(8)
Broadcom, Inc.	(315)	(19,372)	615.00	01/20/23	(46)
Charles Schwab Corp. (The)	(1,610)	(14,088)	87.50	01/20/23	(143)
ConocoPhillips	(620)	(8,060)	130.00	01/20/23	(37)
Costco Wholesale Corp.	(185)	(9,990)	540.00	02/17/23	(9)
Deere & Co.	(225)	(10,688)	475.00	01/20/23	(10)
Devon Energy Corp.	(900)	(6,300)	70.00	01/20/23	(22)
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
Open written options contracts as of December 31, 2022 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Dexcom, Inc.	(250)	$ (3,250)	$130.00	01/20/23	$ (11)
DuPont de Nemours, Inc.	(760)	(6,080)	80.00	01/20/23	(2)
Home Depot, Inc. (The)	(80)	(2,800)	350.00	01/20/23	(3)
Intuit, Inc.	(185)	(9,065)	490.00	01/20/23	(1)
Intuitive Surgical, Inc.	(170)	(5,100)	300.00	01/20/23	(9)
JPMorgan Chase & Co.	(770)	(11,165)	145.00	01/20/23	(33)
Mastercard, Inc.	(190)	(7,220)	380.00	01/20/23	(10)
S&P Global, Inc.	(42)	(1,533)	365.00	01/20/23	(4)
Schlumberger Ltd.	(2,340)	(14,274)	61.00	01/20/23	(64)
Thermo Fisher Scientific, Inc.	(175)	(10,325)	590.00	01/20/23	(49)
TJX Cos., Inc. (The)	(1,330)	(11,305)	85.00	01/20/23	(44)
Union Pacific Corp.	(170)	(4,165)	245.00	01/20/23	(—) (3)
UnitedHealth Group, Inc.	(510)	(29,325)	575.00	01/20/23	(50)
Total Written Options					$(567)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$1,674,640	$ —	$1,672,219	$ 2,421(1)
Convertible Bonds and Notes	1,271,026	—	1,248,189	22,837
Equity Securities:
Common Stocks	1,673,181	1,669,399	—	3,782 (1)
Convertible Preferred Stocks	263,442	234,964	28,478	—
Warrants	474	96	—	378 (1)
Preferred Stock	2,004	—	—	2,004
Money Market Mutual Fund	90,993	90,993	—	—
Total Assets	4,975,760	1,995,452	2,948,886	31,422
Liabilities:
Other Financial Instruments:
Written Options	(567)	(438)	(129)	—
Total Investments, Net of Written Options	$4,975,193	$1,995,014	$2,948,757	$31,422

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into  or  out of Level 3 related to securities held at December 31, 2022.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Convertible Bonds And Notes	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of June 30, 2022:	$ 11,751	$ 2,162 (a)	$ —	$ 3,651(a)	$ 5,618(a)	$ 320 (a)
Net realized gain (loss)	(9,477)	—	—	(1,534)	(7,943)	—
Net change in unrealized appreciation (depreciation)(b)	9,622	259	—	2,091	7,214	58
Purchases	22,837	—	22,837	—	—	—
Sales (c)	(3,311)	—	—	(426)	(2,885)	—
Balance as of December 31, 2022	$ 31,422	$ 2,421 (a)	$ 22,837	$ 3,782(a)	$ 2,004	$ 378 {a}
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022, was $(65).
(c) Includes paydowns on securities.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2022:
Investments in Securities – Assets	Ending Balance at December 31, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$2,004	Discounted cash flows liquidation approach	Discount rate	26.13% (25.16% - 26.66%)

Common Stocks:
CCF Holdings LLC	$2,299	Market and Company Comparables	EV Multiples	1.06x (0.65x - 1.44x)
				0.62x (0.43x - 0.75x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$ 546	Market and Company Comparables	EV Multiples	1.06x (0.65x - 1.44x)
				0.62x (0.43x - 0.75x)
			Illiquidity Discount	20%

Erickson, Inc.	$ 366	Market and Company Comparables	EV Multiples	1.21x (0.77x - 3.09x)
				14.66x (10.95x - 19.92x)
				1.00x (0.56x - 1.75x)
			M&A Transaction Multiples Illiquidity Discount	0.96x (0.41x - 1.96x) 20%

LiveStyle, Inc.	$ — (1)	Discounted cash flows liquidation approach	Discount rate	26.13% (25.16% - 26.66%)

Postmedia Network Canada Corp.	$ 571	Market and Company Comparables	EV Multiples	1.13x (0.45x - 2.21x)
				8.05x (1.78x - 16.54x)
			Illiquidity Discount	10%

Quiksilver, Inc.	$ — (1)	Market and Company Comparables	EV Multiples	0.74x (0.26x - 1.40x)
				0.89x (0.41x - 2.10x)
			Illiquidity Discount	20%

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
Investments in Securities – Assets	Ending Balance at December 31, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Warrants:
CCF Holdings LLC	$ 378	Market and Company Comparables	EV Multiples	1.06x (0.65x - 1.44x)
				0.62x (0.43x - 0.75x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	57.17%

(1) Amount is less than $500.
See Notes to Financial Statements

KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Canada—4.9%
CAE, Inc.(1)	53,147	$ 1,028
Computer Modelling Group Ltd.	182,806	787
Pason Systems, Inc.	83,118	979
		2,794

China—4.3%
Haitian International Holdings Ltd.	913,647	2,446
Finland—2.5%
Enento Group Oyj(1)	62,371	1,429
France—1.8%
Alten S.A.	8,076	1,010
Germany—1.7%
New Work SE	5,760	941
Israel—0.5%
Max Stock Ltd.	156,891	262
Italy—1.4%
Gruppo MutuiOnline SpA	28,986	817
Japan—7.2%
MarkLines Co., Ltd.	99,644	1,942
Meitec Corp.	61,077	1,115
Mercari, Inc.(1)	49,278	1,014
		4,071

Malaysia—3.4%
Heineken Malaysia Bhd	333,415	1,907
Mexico—1.3%
Corp. Moctezuma SAB de C.V.	259,348	732
Norway—3.2%
Bouvet ASA	300,074	1,838
Poland—1.6%
Grupa Pracuj S.A.	94,617	883
Singapore—2.7%
Haw Par Corp., Ltd.	214,417	1,533
	Shares	Value

South Korea—1.5%
S-1 Corp.	18,233	$ 858
Sweden—2.8%
BTS Group AB Class B	27,170	758
CTT Systems AB	39,760	813
		1,571

United Kingdom—18.4%
AJ Bell plc	389,198	1,685
Auto Trader Group plc	363,467	2,266
Baltic Classifieds Group plc	1,081,046	1,840
FDM Group Holdings plc	141,285	1,279
Mortgage Advice Bureau Holdings Ltd.	109,826	704
Rightmove plc	428,746	2,651
		10,425

United States—38.7%
Artisan Partners Asset Management, Inc. Class A	21,917	651
Bank of Hawaii Corp.	24,444	1,896
Duck Creek Technologies, Inc.(1)	75,371	908
First Hawaiian, Inc.	75,245	1,959
Fox Factory Holding Corp.(1)	6,584	601
FTI Consulting, Inc.(1)	15,366	2,440
Landstar System, Inc.	12,329	2,008
MediaAlpha, Inc. Class A(1)	37,671	375
Moelis & Co. Class A	33,341	1,279
NVE Corp.	11,273	730
Primerica, Inc.	18,873	2,677
Ryan Specialty Holdings, Inc. Class A(1)	104,531	4,339
Simpson Manufacturing Co., Inc.	22,826	2,024
		21,887

Total Common Stocks (Identified Cost $56,651)		55,404

Total Long-Term Investments—97.9% (Identified Cost $56,651)		55,404

	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(2)	924,203	$ 924
Total Short-Term Investment (Identified Cost $924)		924

TOTAL INVESTMENTS—99.5% (Identified Cost $57,575)		$56,328
Other assets and liabilities, net—0.5%		281
NET ASSETS—100.0%		$56,609

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	40%
United Kingdom	19
Japan	7
Canada	5
China	4
Malaysia	3
Norway	3
Other	19
Total	100%
† % of total investments as of December 31, 2022.
See Notes to Financial Statements

KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$55,404	$55,404
Money Market Mutual Fund	924	924
Total Investments	$56,328	$56,328
There were no securities valued  using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Financial Statements

KAR Health Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Biotechnology—13.4%
AbbVie, Inc.	46,237	$ 7,472
Amgen, Inc.	20,846	5,475
Moderna, Inc.(1)	25,280	4,541
Vertex Pharmaceuticals, Inc.(1)	15,080	4,355
		21,843

Healthcare Equipment & Supplies—29.0%
Align Technology, Inc.(1)	12,016	2,534
Becton Dickinson & Co.	14,168	3,603
Cooper Cos., Inc. (The)	18,922	6,257
Edwards Lifesciences Corp.(1)	49,373	3,684
Globus Medical, Inc. Class A(1)	102,971	7,648
IDEXX Laboratories, Inc.(1)	17,150	6,997
Silk Road Medical, Inc.(1)	97,792	5,168
STAAR Surgical Co.(1)	77,801	3,776
STERIS plc	15,545	2,871
Teleflex, Inc.	19,165	4,784
		47,322

Healthcare Providers & Services—10.6%
HealthEquity, Inc.(1)	53,308	3,286
McKesson Corp.	14,589	5,472
U.S. Physical Therapy, Inc.	34,197	2,771
UnitedHealth Group, Inc.	10,789	5,720
		17,249

	Shares	Value

Life Sciences Tools & Services—23.7%
Azenta, Inc.(1)	87,479	$ 5,093
Charles River Laboratories International, Inc.(1)	15,612	3,402
Danaher Corp.	27,523	7,305
Mettler-Toledo International, Inc.(1)	4,820	6,967
Thermo Fisher Scientific, Inc.	10,396	5,725
Waters Corp.(1)	17,105	5,860
West Pharmaceutical Services, Inc.	18,879	4,443
		38,795

Pharmaceuticals—21.6%
Bristol-Myers Squibb Co.	93,529	6,730
Eli Lilly & Co.	27,165	9,938
Merck & Co., Inc.	56,839	6,306
Pfizer, Inc.	133,636	6,848
Zoetis, Inc. Class A	37,826	5,543
		35,365

Total Common Stocks (Identified Cost $155,218)		160,574

Total Long-Term Investments—98.3% (Identified Cost $155,218)		160,574

	Shares	Value

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(2)	3,073,231	$ 3,073
Total Short-Term Investment (Identified Cost $3,073)		3,073

TOTAL INVESTMENTS—100.2% (Identified Cost $158,291)		$163,647
Other assets and liabilities, net—(0.2)%		(306)
NET ASSETS—100.0%		$163,341

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$160,574	$160,574
Money Market Mutual Fund	3,073	3,073
Total Investments	$163,647	$163,647
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—5.6%
Comcast Corp. Class A	369,179	$ 12,910
Electronic Arts, Inc.	60,080	7,341
Verizon Communications, Inc.	449,630	17,715
		37,966

Consumer Discretionary—11.6%
Best Buy Co., Inc.	80,328	6,443
DR Horton, Inc.	110,665	9,865
Home Depot, Inc. (The)	69,893	22,076
KB Home	249,338	7,941
Ross Stores, Inc.	106,602	12,373
Starbucks Corp.	95,653	9,489
VF Corp.	175,319	4,841
Wendy’s Co. (The)	243,945	5,521
		78,549

Consumer Staples—2.0%
Tyson Foods, Inc. Class A	109,286	6,803
Walmart, Inc.	48,439	6,868
		13,671

Energy—2.8%
EOG Resources, Inc.	37,583	4,868
ONEOK, Inc.	111,712	7,339
Phillips 66	63,663	6,626
		18,833

Financials—18.8%
Bank of America Corp.	773,539	25,619
BlackRock, Inc. Class A	13,097	9,281
Blackstone Mortgage Trust, Inc. Class A	281,421	5,958
Blackstone, Inc.	61,048	4,529
Citigroup, Inc.	74,536	3,371
Fidelity National Financial, Inc.	196,296	7,385
Intercontinental Exchange, Inc.	75,174	7,712
JPMorgan Chase & Co.	219,109	29,382
Morgan Stanley	157,406	13,383
MSCI, Inc. Class A	13,659	6,354
S&P Global, Inc.	21,756	7,287
Truist Financial Corp.	164,580	7,082
		127,343

Health Care—11.3%
Abbott Laboratories	119,797	13,153
Baxter International, Inc.	168,116	8,569
	Shares	Value

Health Care—continued
Chemed Corp.	6,261	$ 3,196
Medtronic plc	81,344	6,322
Teleflex, Inc.	64,751	16,164
Thermo Fisher Scientific, Inc.	16,062	8,845
West Pharmaceutical Services, Inc.	25,780	6,067
Zoetis, Inc. Class A	97,816	14,335
		76,651

Industrials—12.3%
Cummins, Inc.	28,007	6,786
FedEx Corp.	75,549	13,085
Honeywell International, Inc.	29,594	6,342
Lennox International, Inc.	34,113	8,161
Lockheed Martin Corp.	12,323	5,995
Norfolk Southern Corp.	30,130	7,425
Stanley Black & Decker, Inc.	312,959	23,509
TransUnion	211,317	11,992
		83,295

Information Technology—15.3%
Apple, Inc.	43,915	5,706
Broadcom, Inc.	12,840	7,179
Cisco Systems, Inc.	265,864	12,666
Cognex Corp.	165,641	7,803
Global Payments, Inc.	57,406	5,702
Intel Corp.	336,120	8,884
Lam Research Corp.	16,679	7,010
Mastercard, Inc. Class A	33,273	11,570
Microsoft Corp.	71,263	17,090
QUALCOMM, Inc.	54,266	5,966
Texas Instruments, Inc.	84,051	13,887
		103,463

Materials—9.1%
Air Products & Chemicals, Inc.	19,290	5,946
Ball Corp.	191,353	9,786
Celanese Corp.	213,523	21,831
Kinross Gold Corp.	2,239,537	9,160
LyondellBasell Industries N.V. Class A	78,814	6,544
Royal Gold, Inc.	72,563	8,179
		61,446

Real Estate—9.2%
Alexandria Real Estate Equities, Inc.	96,696	14,086
American Tower Corp.	33,090	7,010
	Shares	Value

Real Estate—continued
Crown Castle, Inc.	88,274	$ 11,973
Digital Realty Trust, Inc.	68,714	6,890
Medical Properties Trust, Inc.	1,324,413	14,754
Sun Communities, Inc.	50,551	7,229
		61,942

Utilities—1.0%
American Water Works Co., Inc.	43,029	6,559
Total Common Stocks (Identified Cost $642,376)		669,718

Exchange-Traded Fund—0.4%
Invesco S&P 500 Equal Weight ETF(1)	19,171	2,708
Total Exchange-Traded Fund (Identified Cost $2,698)		2,708

Total Long-Term Investments—99.4% (Identified Cost $645,074)		672,426

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(1)	2,998,288	2,998
Total Short-Term Investment (Identified Cost $2,998)		2,998

TOTAL INVESTMENTS—99.8% (Identified Cost $648,072)		$675,424
Other assets and liabilities, net—0.2%		1,388
NET ASSETS—100.0%		$676,812

Abbreviations:
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$669,718	$669,718
Exchange-Traded Fund	2,708	2,708
Money Market Mutual Fund	2,998	2,998
Total Investments	$675,424	$675,424
There were no securities valued  using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—3.2%
South Korea—3.2%
Samsung Electronics Co., Ltd., 1.970%	75,789	$ 3,048
Total Preferred Stock (Identified Cost $4,819)		3,048

Common Stocks—94.1%
Austria—1.5%
Erste Group Bank AG	43,786	1,401
Belgium—1.2%
KBC Group N.V.	17,848	1,148
Brazil—1.7%
B3 S.A. - Brasil Bolsa Balcao	643,900	1,611
Canada—3.5%
Cogeco Communications, Inc.	8,631	489
Kinross Gold Corp.	503,958	2,055
Manulife Financial Corp.	46,161	823
		3,367

China—18.3%
Alibaba Group Holding Ltd.(1)	270,000	2,983
ANTA Sports Products Ltd.	85,800	1,124
China Merchants Bank Co., Ltd. Class A	861,200	4,616
ENN Energy Holdings Ltd.	73,500	1,032
Longfor Group Holdings Ltd.	518,000	1,613
Luxshare Precision Industry Co., Ltd. Class A	348,475	1,592
NetEase, Inc.	21,900	321
Ping An Bank Co., Ltd. Class A	443,055	839
Ping An Insurance Group Co. of China Ltd. Class A	186,700	1,262
Shenzhou International Group Holdings Ltd.	89,400	1,006
Tencent Holdings Ltd.	23,900	1,023
		17,411

Denmark—3.0%
DSV A/S	5,857	925
GN Store Nord AS	84,252	1,937
		2,862

Finland—1.8%
Kesko Oyj Class B	38,034	839
	Shares	Value

Finland—continued
Valmet Oyj	33,973	$ 915
		1,754

France—7.9%
BioMerieux	7,630	800
BNP Paribas S.A.	36,339	2,071
Kering S.A.	1,755	893
L’Oreal S.A.	1,717	613
Schneider Electric SE	5,063	709
TotalEnergies SE	39,112	2,456
		7,542

Germany—9.2%
adidas AG	5,930	809
BASF SE	19,639	975
Deutsche Post AG Registered Shares	46,179	1,739
KION Group AG	57,539	1,649
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	2,984	971
Vonovia SE	109,773	2,588
		8,731

Hong Kong—3.6%
Techtronic Industries Co., Ltd.	303,500	3,387
India—0.9%
HDFC Bank Ltd. ADR	12,458	852
Ireland—2.2%
CRH plc Sponsored ADR	33,104	1,317
Kingspan Group plc	15,048	815
		2,132

Italy—4.2%
Amplifon SpA	31,621	942
Enel SpA	340,547	1,834
FinecoBank Banca Fineco SpA	72,905	1,211
		3,987

Japan—5.2%
MISUMI Group, Inc.	40,400	886
Sony Group Corp.	10,200	780
Sysmex Corp.	13,800	841
Tokyo Electron Ltd.	5,900	1,748
Toyota Motor Corp.	50,700	700
		4,955

	Shares	Value

Netherlands—4.3%
ASML Holding N.V.	7,639	$ 4,120
Saudi Arabia—0.7%
Saudi Arabian Oil Co.	77,364	661
Singapore—0.7%
DBS Group Holdings Ltd.	25,800	653
South Korea—2.8%
POSCO Holdings, Inc.	8,369	1,843
Samsung Electronics Co., Ltd.	18,302	807
		2,650

Spain—1.0%
Industria de Diseno Textil S.A.	36,850	980
Sweden—2.2%
Evolution AB	13,910	1,354
Thule Group AB	37,728	787
		2,141

Switzerland—1.6%
Partners Group Holding AG	991	876
Zurich Insurance Group AG	1,330	636
		1,512

Taiwan—5.1%
Micro-Star International Co., Ltd.	210,000	817
Taiwan Semiconductor Manufacturing Co., Ltd.	279,000	4,071
		4,888

United Kingdom—8.4%
3i Group plc	27,358	444
Barratt Developments plc	368,898	1,769
Dechra Pharmaceuticals plc	59,824	1,893
London Stock Exchange Group plc	8,031	693
Rio Tinto plc	46,290	3,245
		8,044

United States—3.1%
Broadcom, Inc.	3,062	1,712
Global Payments, Inc.	6,093	605
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

United States—continued
Stanley Black & Decker, Inc.	9,080	$ 682
		2,999

Total Common Stocks (Identified Cost $93,645)		89,788

Total Long-Term Investments—97.3% (Identified Cost $98,464)		92,836

	Shares	Value

Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(2)	2,022,012	$ 2,022
Total Short-Term Investment (Identified Cost $2,022)		2,022

TOTAL INVESTMENTS—99.4% (Identified Cost $100,486)		$94,858
Other assets and liabilities, net—0.6%		560
NET ASSETS—100.0%		$95,418

Abbreviation:
ADR	American Depositary Receipt
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	18%
Germany	9
United Kingdom	9
France	8
South Korea	6
United States	5
Japan	5
Other	40
Total	100%
† % of total investments as of December 31, 2022.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$89,788	$89,788
Preferred Stock	3,048	3,048
Money Market Mutual Fund	2,022	2,022
Total Investments	$94,858	$94,858
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Communication Services—8.6%
Alphabet, Inc. Class A(1)	30,682	$ 2,707
Cable One, Inc.	2,788	1,985
Comcast Corp. Class A	126,088	4,409
Meta Platforms, Inc. Class A(1)	29,343	3,531
Take-Two Interactive Software, Inc.(1)	21,448	2,234
Verizon Communications, Inc.	82,542	3,252
Walt Disney Co. (The)(1)	33,554	2,915
		21,033

Consumer Discretionary—10.0%
Best Buy Co., Inc.	38,844	3,116
Domino’s Pizza, Inc.	2,642	915
DR Horton, Inc.	15,559	1,387
Home Depot, Inc. (The)	16,491	5,209
Pool Corp.	9,726	2,941
Ross Stores, Inc.	30,563	3,547
Target Corp.	6,583	981
TopBuild Corp.(1)	12,310	1,926
VF Corp.	59,761	1,650
Wendy’s Co. (The)	116,600	2,639
		24,311

Consumer Staples—1.3%
Walmart, Inc.	21,151	2,999
Energy—3.9%
Hess Corp.	19,288	2,735
ONEOK, Inc.	28,797	1,892
Phillips 66	22,248	2,316
Valero Energy Corp.	20,298	2,575
		9,518

Financials—19.2%
Bank of America Corp.	145,987	4,835
BlackRock, Inc. Class A	3,586	2,541
Citigroup, Inc.	66,442	3,005
Fidelity National Financial, Inc.	29,906	1,125
First American Financial Corp.	21,936	1,148
Goldman Sachs Group, Inc. (The)	8,332	2,861
Intercontinental Exchange, Inc.	26,059	2,673
JPMorgan Chase & Co.	81,244	10,895
Morgan Stanley	39,270	3,339
PNC Financial Services Group, Inc. (The)	7,660	1,210
Primerica, Inc.	19,014	2,697
S&P Global, Inc.	6,523	2,185
T. Rowe Price Group, Inc.	20,606	2,247
Truist Financial Corp.	105,642	4,546
	Shares	Value

Financials—continued
Willis Towers Watson plc	6,405	$ 1,566
		46,873

Health Care—11.9%
Abbott Laboratories	19,483	2,139
Amgen, Inc.	6,829	1,794
Baxter International, Inc.	59,024	3,008
Bristol-Myers Squibb Co.	24,671	1,775
Chemed Corp.	2,660	1,358
Medtronic plc	28,252	2,196
STERIS plc	11,261	2,080
Teleflex, Inc.	15,740	3,929
Thermo Fisher Scientific, Inc.	6,659	3,667
Veeva Systems, Inc. Class A(1)	7,699	1,243
West Pharmaceutical Services, Inc.	4,527	1,065
Zoetis, Inc. Class A	32,918	4,824
		29,078

Industrials—12.6%
Carrier Global Corp.	30,426	1,255
Copart, Inc.(1)	20,977	1,277
Cummins, Inc.	13,480	3,266
Emerson Electric Co.	14,983	1,439
Expeditors International of Washington, Inc.	11,232	1,167
Fair Isaac Corp.(1)	2,674	1,601
FedEx Corp.	18,894	3,272
Honeywell International, Inc.	11,698	2,507
Leidos Holdings, Inc.	22,276	2,343
Mercury Systems, Inc.(1)	38,929	1,742
Norfolk Southern Corp.	7,309	1,801
Stanley Black & Decker, Inc.	58,594	4,402
Toro Co. (The)	14,156	1,602
TransUnion	55,004	3,122
		30,796

Information Technology—17.7%
Adobe, Inc. (1)	15,990	5,381
Apple, Inc.	16,295	2,117
Cisco Systems, Inc.	50,291	2,396
Fiserv, Inc.(1)	8,368	846
Global Payments, Inc.	20,810	2,067
Intel Corp.	189,171	5,000
KLA Corp.	3,232	1,219
Lam Research Corp.	11,851	4,981
Microsoft Corp.	23,790	5,705
QUALCOMM, Inc.	18,445	2,028
Roper Technologies, Inc.	9,674	4,180
ServiceNow, Inc.(1)	2,945	1,143
Teledyne Technologies, Inc.(1)	6,679	2,671
Texas Instruments, Inc.	21,322	3,523
		43,257

	Shares	Value

Materials—6.6%
Avery Dennison Corp.	6,759	$ 1,223
Ball Corp.	55,521	2,839
Celanese Corp.	72,033	7,365
LyondellBasell Industries N.V. Class A	25,434	2,112
Royal Gold, Inc.	23,403	2,638
		16,177

Real Estate—5.2%
Alexandria Real Estate Equities, Inc.	44,892	6,539
American Tower Corp.	8,713	1,846
Crown Castle, Inc.	16,882	2,290
Medical Properties Trust, Inc.	169,047	1,883
		12,558

Utilities—1.0%
American Water Works Co., Inc.	16,143	2,461
Total Common Stocks (Identified Cost $233,984)		239,061

Total Long-Term Investments—98.0% (Identified Cost $233,984)		239,061

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(2)	4,192,054	4,192
Total Short-Term Investment (Identified Cost $4,192)		4,192

TOTAL INVESTMENTS—99.7% (Identified Cost $238,176)		$243,253
Other assets and liabilities, net—0.3%		789
NET ASSETS—100.0%		$244,042

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$239,061	$239,061
Money Market Mutual Fund	4,192	4,192
Total Investments	$243,253	$243,253
There were no securities valued  using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Communication Services—2.4%
Cogent Communications Holdings, Inc.	172,883	$ 9,868
Electronic Arts, Inc.	79,867	9,758
Paramount Global Class B	286,184	4,831
		24,457

Consumer Discretionary—16.8%
Best Buy Co., Inc.	125,251	10,046
Deckers Outdoor Corp.(1)	23,699	9,460
Domino’s Pizza, Inc.	28,822	9,984
DR Horton, Inc.	118,392	10,554
Fox Factory Holding Corp.(1)	110,790	10,107
Garmin Ltd.	108,479	10,012
Helen of Troy Ltd.(1)	85,405	9,472
Lowe’s Cos., Inc.	47,843	9,532
MDC Holdings, Inc.	323,013	10,207
Pool Corp.	31,546	9,537
PulteGroup, Inc.	230,762	10,507
Ross Stores, Inc.	86,693	10,062
TopBuild Corp.(1)	65,583	10,263
VF Corp.	324,046	8,947
Whirlpool Corp.	70,541	9,979
Winnebago Industries, Inc.	167,745	8,840
Wynn Resorts Ltd.(1)	119,873	9,886
		167,395

Consumer Staples—1.2%
Tyson Foods, Inc. Class A	194,989	12,138
Energy—1.6%
ONEOK, Inc.	156,650	10,292
Phillips 66	51,680	5,379
		15,671

Financials—14.1%
Annaly Capital Management, Inc.	471,247	9,934
Citigroup, Inc.	227,551	10,292
Citizens Financial Group, Inc.	258,384	10,172
Erste Group Bank AG Sponsored ADR	663,715	10,583
Fidelity National Financial, Inc.	251,871	9,475
First Republic Bank	133,035	16,216
MarketAxess Holdings, Inc.	35,673	9,949
MSCI, Inc. Class A	20,659	9,610
PacWest Bancorp	398,177	9,138
State Street Corp.	128,864	9,996
SVB Financial Group(1)	21,517	4,952
T. Rowe Price Group, Inc.	89,025	9,709
Truist Financial Corp.	477,031	20,527
		140,553

Health Care—12.4%
Agilent Technologies, Inc.	62,728	9,387
Charles River Laboratories International, Inc.(1)	42,979	9,365
Exact Sciences Corp.(1)	172,220	8,527
	Shares	Value

Health Care—continued
IDEXX Laboratories, Inc.(1)	24,543	$ 10,013
IQVIA Holdings, Inc.(1)	33,142	6,790
Neogen Corp.(1)	497,303	7,574
STERIS plc	53,793	9,935
Syneos Health, Inc. Class A(1)	201,957	7,408
Teleflex, Inc.	79,711	19,898
Veeva Systems, Inc. Class A(1)	91,941	14,837
West Pharmaceutical Services, Inc.	38,750	9,120
Zoetis, Inc. Class A	73,996	10,844
		123,698

Industrials—17.1%
Allegiant Travel Co.(1)	115,691	7,866
AMETEK, Inc.	70,196	9,808
Carrier Global Corp.	195,654	8,071
Copart, Inc.(1)	164,514	10,017
Dover Corp.	35,171	4,763
Fair Isaac Corp.(1)	15,590	9,332
FedEx Corp.	48,472	8,395
ITT, Inc.	123,788	10,039
KION Group AG Unsponsored ADR	1,402,998	9,933
Lennox International, Inc.	38,982	9,326
Masco Corp.	206,024	9,615
Mercury Systems, Inc.(1)	110,736	4,954
Norfolk Southern Corp.	40,432	9,963
Old Dominion Freight Line, Inc.	21,982	6,238
Stanley Black & Decker, Inc.	244,199	18,344
Toro Co. (The)	87,683	9,926
TransUnion	250,655	14,225
Trex Co., Inc.(1)	214,508	9,080
		169,895

Information Technology—13.7%
ANSYS, Inc.(1)	42,515	10,271
Ceridian HCM Holding, Inc.(1)	139,389	8,942
Cognex Corp.	208,993	9,846
Entegris, Inc.	111,327	7,302
Global Payments, Inc.	93,131	9,250
HP, Inc.	283,280	7,612
Keysight Technologies, Inc.(1)	29,409	5,031
Lam Research Corp.	34,580	14,534
Micron Technology, Inc.	181,203	9,056
Paycom Software, Inc.(1)	32,516	10,090
ServiceNow, Inc.(1)	36,128	14,027
Skyworks Solutions, Inc.	113,001	10,298
Teledyne Technologies, Inc.(1)	24,479	9,789
VeriSign, Inc.(1)	49,079	10,083
		136,131

Materials—9.8%
Avery Dennison Corp.	55,017	9,958
Ball Corp.	182,342	9,325
	Shares	Value

Materials—continued
BASF SE Sponsored ADR	725,075	$ 8,927
Celanese Corp.	193,995	19,834
Kinross Gold Corp.	4,787,053	19,579
LyondellBasell Industries N.V. Class A	122,378	10,161
POSCO Holdings, Inc. Sponsored ADR	181,909	9,909
Royal Gold, Inc.	88,349	9,959
		97,652

Real Estate—9.5%
Alexandria Real Estate Equities, Inc.	131,046	19,089
Digital Realty Trust, Inc.	96,303	9,656
Douglas Emmett, Inc.	521,467	8,177
Equity Residential	167,425	9,878
Hudson Pacific Properties, Inc.	822,447	8,002
Medical Properties Trust, Inc.	1,119,438	12,471
Sun Communities, Inc.	73,602	10,525
Vonovia SE Unsponsored ADR	1,432,298	16,701
		94,499

Utilities—1.0%
Enel SpA Unsponsored ADR	1,910,862	10,204
Total Common Stocks (Identified Cost $1,037,622)		992,293

Total Long-Term Investments—99.6% (Identified Cost $1,037,622)		992,293

TOTAL INVESTMENTS—99.6% (Identified Cost $1,037,622)		$992,293
Other assets and liabilities, net—0.4%		3,818
NET ASSETS—100.0%		$996,111

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	87%
Germany	4
Canada	2
Austria	1
Italy	1
Netherlands	1
Switzerland	1
Other	3
Total	100%
† % of total investments as of December 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$992,293	$992,293
Total Investments	$992,293	$992,293
There were no securities valued  using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Communication Services—2.7%
Cargurus, Inc. Class A(1)	237,304	$ 3,325
Cogeco Communications, Inc.	49,073	2,783
Cogent Communications Holdings, Inc.	64,018	3,654
		9,762

Consumer Discretionary—15.1%
Acushnet Holdings Corp.	75,960	3,225
Bright Horizons Family Solutions, Inc.(1)	53,760	3,392
Fox Factory Holding Corp.(1)	43,725	3,989
Helen of Troy Ltd.(1)	33,336	3,697
KB Home	130,590	4,159
La-Z-Boy, Inc.	149,554	3,413
Leslie’s, Inc.(1)	122,020	1,490
Malibu Boats, Inc. Class A(1)	67,440	3,595
MDC Holdings, Inc.	125,030	3,951
SiteOne Landscape Supply, Inc.(1)	21,097	2,475
Thule Group AB ADR	342,480	3,514
TopBuild Corp.(1)	22,091	3,457
Wendy’s Co. (The)	153,612	3,476
Winnebago Industries, Inc.	61,694	3,251
Wolverine World Wide, Inc.	287,791	3,146
YETI Holdings, Inc.(1)	98,526	4,070
		54,300

Consumer Staples—3.2%
Energizer Holdings, Inc.	106,155	3,561
Herbalife Nutrition Ltd.(1)	152,666	2,272
Nomad Foods Ltd.(1)	120,406	2,076
WD-40 Co.	21,310	3,435
		11,344

Energy—1.6%
HF Sinclair Corp.	58,066	3,013
Matador Resources Co.	49,996	2,862
		5,875

Financials—27.0%
Apollo Commercial Real Estate Finance, Inc.	307,976	3,314
Arbor Realty Trust, Inc.	238,827	3,150
Atlantic Union Bankshares Corp.	96,845	3,403
Bank of Hawaii Corp.	26,600	2,063
Bank of Marin Bancorp	106,019	3,486
Blackstone Mortgage Trust, Inc. Class A	131,043	2,774
Cadence Bank	141,031	3,478
CNO Financial Group, Inc.	111,940	2,558
Columbia Banking System, Inc.	119,730	3,607
Community Bank System, Inc.	58,491	3,682
	Shares	Value

Financials—continued
Compass Diversified Holdings	97,459	$ 1,777
Enterprise Financial Services Corp.	72,559	3,553
Essent Group Ltd.	92,436	3,594
Federal Agricultural Mortgage Corp. Class C	15,002	1,691
First American Financial Corp.	77,380	4,050
Glacier Bancorp, Inc.	66,140	3,269
Hamilton Lane, Inc. Class A	55,149	3,523
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	109,778	3,181
Houlihan Lokey, Inc. Class A	39,305	3,426
MarketAxess Holdings, Inc.	12,888	3,594
PacWest Bancorp	154,290	3,541
Pathward Financial, Inc.	93,720	4,035
PennyMac Financial Services, Inc.	41,698	2,363
Primerica, Inc.	15,782	2,238
PROG Holdings, Inc.(1)	155,617	2,628
Radian Group, Inc.	183,108	3,492
Sandy Spring Bancorp, Inc.	109,501	3,858
SouthState Corp.	27,376	2,090
Stifel Financial Corp.	50,333	2,938
Valley National Bancorp	295,503	3,342
Walker & Dunlop, Inc.	41,405	3,249
		96,947

Health Care—7.9%
Addus HomeCare Corp.(1)	33,564	3,339
CONMED Corp.	44,597	3,953
Dechra Pharmaceuticals plc ADR	52,696	3,196
Exact Sciences Corp.(1)	69,439	3,438
Medpace Holdings, Inc.(1)	21,300	4,524
Neogen Corp.(1)	209,421	3,190
Syneos Health, Inc. Class A(1)	77,359	2,838
Teleflex, Inc.	15,917	3,973
		28,451

Industrials—19.2%
Allegiant Travel Co.(1)	42,188	2,868
Brady Corp. Class A	76,117	3,585
Douglas Dynamics, Inc.	99,550	3,600
Exponent, Inc.	38,627	3,828
Gorman-Rupp Co. (The)	139,240	3,567
Hillenbrand, Inc.	54,491	2,325
ITT, Inc.	52,579	4,264
Lennox International, Inc.	14,736	3,525
ManpowerGroup, Inc.	41,319	3,438
Mercury Systems, Inc.(1)	50,441	2,257
MSA Safety, Inc.	17,126	2,469
Oshkosh Corp.	45,938	4,051
	Shares	Value

Industrials—continued
Simpson Manufacturing Co., Inc.	45,280	$ 4,015
SkyWest, Inc.(1)	94,087	1,553
Stanley Black & Decker, Inc.	45,836	3,443
Tetra Tech, Inc.	16,792	2,438
Toro Co. (The)	32,063	3,630
Trex Co., Inc.(1)	79,038	3,346
UFP Industries, Inc.	41,601	3,297
Watts Water Technologies, Inc. Class A	26,567	3,885
Werner Enterprises, Inc.	88,690	3,571
		68,955

Information Technology—9.9%
AudioCodes Ltd.	188,838	3,378
Cirrus Logic, Inc.(1)	24,742	1,843
Cognex Corp.	75,934	3,577
Diodes, Inc.(1)	54,129	4,121
ePlus, Inc.(1)	38,466	1,703
MKS Instruments, Inc.	40,040	3,393
RingCentral, Inc. Class A(1)	86,241	3,053
Sapiens International Corp. N.V.	245,433	4,536
SMART Global Holdings, Inc.(1)	169,827	2,527
SPS Commerce, Inc.(1)	27,557	3,539
Universal Display Corp.	37,583	4,061
		35,731

Materials—7.2%
Cia Siderurgica Nacional S.A. Sponsored ADR	1,310,581	3,617
Kaiser Aluminum Corp.	45,825	3,481
Kinross Gold Corp.	1,045,711	4,277
Kronos Worldwide, Inc.	385,117	3,620
Quaker Chemical Corp.	20,789	3,470
Royal Gold, Inc.	31,942	3,600
Stepan Co.	36,913	3,930
		25,995

Real Estate—4.9%
Douglas Emmett, Inc.	193,264	3,031
Hudson Pacific Properties, Inc.	319,747	3,111
Medical Properties Trust, Inc.	313,736	3,495
STAG Industrial, Inc.	126,812	4,097
Terreno Realty Corp.	66,944	3,807
		17,541

See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Utilities—1.0%
American States Water Co.	38,147	$ 3,531
Total Common Stocks (Identified Cost $361,447)		358,432

Total Long-Term Investments—99.7% (Identified Cost $361,447)		358,432

	Shares	Value

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(2)	1,857,235	$ 1,857
Total Short-Term Investment (Identified Cost $1,857)		1,857

TOTAL INVESTMENTS—100.2% (Identified Cost $363,304)		$360,289
Other assets and liabilities, net—(0.2)%		(751)
NET ASSETS—100.0%		$359,538

Abbreviation:
ADR	American Depositary Receipt
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Israel	2
Bermuda	2
Canada	2
Brazil	1
Sweden	1
United Kingdom	1
Other	1
Total	100%
† % of total investments as of December 31, 2022.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$358,432	$358,432
Money Market Mutual Fund	1,857	1,857
Total Investments	$360,289	$360,289
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Silvant Focused Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.7%
Communication Services—9.2%
Alphabet, Inc. Class A(1)	416,547	$ 36,752
Alphabet, Inc. Class C(1)	386,416	34,287
		71,039

Consumer Discretionary—10.4%
Amazon.com, Inc.(1)	618,385	51,944
Las Vegas Sands Corp.(1)	231,023	11,105
Royal Caribbean Cruises Ltd.(1)	168,382	8,323
Tesla, Inc.(1)	73,240	9,022
		80,394

Consumer Staples—4.8%
Estee Lauder Cos., Inc. (The) Class A	147,504	36,597
Health Care—17.2%
Dexcom, Inc.(1)	156,160	17,684
Edwards Lifesciences Corp.(1)	291,541	21,752
Eli Lilly & Co.	104,312	38,161
Intuitive Surgical, Inc.(1)	66,757	17,714
	Shares	Value

Health Care—continued
UnitedHealth Group, Inc.	70,163	$ 37,199
		132,510

Industrials—7.7%
Boeing Co. (The)(1)	102,839	19,590
Fair Isaac Corp.(1)	34,760	20,807
Honeywell International, Inc.	87,351	18,719
		59,116

Information Technology—46.4%
Apple, Inc.	799,567	103,888
Applied Materials, Inc.	125,738	12,244
ASML Holding N.V. Registered Shares	13,982	7,640
Autodesk, Inc.(1)	84,137	15,723
Microsoft Corp.	463,938	111,262
NVIDIA Corp.	259,392	37,908
Salesforce, Inc.(1)	104,822	13,898
Visa, Inc. Class A	220,993	45,913
Workday, Inc. Class A(1)	55,484	9,284
		357,760

	Shares	Value

	Materials—2.0%
Vulcan Materials Co.	88,728	$ 15,537
	Total Common Stocks (Identified Cost $507,125)	752,953

	Total Long-Term Investments—97.7% (Identified Cost $507,125)	752,953

	TOTAL INVESTMENTS—97.7% (Identified Cost $507,125)	$752,953
	Other assets and liabilities, net—2.3%	17,836
	NET ASSETS—100.0%	$770,789

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$752,953	$752,953
Total Investments	$752,953	$752,953
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Financial Statements

Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—100.1%
Communication Services—1.2%
Trade Desk, Inc. (The) Class A(1)	74,559	$ 3,343
Consumer Discretionary—18.5%
Domino’s Pizza, Inc.	7,882	2,730
DR Horton, Inc.	41,701	3,717
Etsy, Inc.(1)	32,415	3,883
Expedia Group, Inc.(1)	51,466	4,508
Five Below, Inc.(1)	21,687	3,836
Lululemon Athletica, Inc.(1)	11,111	3,560
O’Reilly Automotive, Inc.(1)	8,545	7,212
Pool Corp.	14,282	4,318
Royal Caribbean Cruises Ltd.(1)	57,123	2,823
Tractor Supply Co.	30,271	6,810
Ulta Beauty, Inc.(1)	7,041	3,303
Wingstop, Inc.	31,802	4,377
		51,077

Energy—2.9%
Diamondback Energy, Inc.	23,081	3,157
Valero Energy Corp.	37,346	4,738
		7,895

Financials—6.3%
Apollo Global Management, Inc.	28,162	1,796
Gallagher (Arthur J.) & Co.	31,548	5,948
LPL Financial Holdings, Inc.	15,470	3,344
MSCI, Inc. Class A	13,603	6,328
		17,416

Health Care—20.2%
Alnylam Pharmaceuticals, Inc.(1)	13,661	3,247
AmerisourceBergen Corp.	59,892	9,925
Boston Scientific Corp.(1)	77,512	3,586
	Shares	Value

Health Care—continued
Centene Corp.(1)	48,882	$ 4,009
Cooper Cos., Inc. (The)	9,363	3,096
Dexcom, Inc.(1)	73,993	8,379
IDEXX Laboratories, Inc.(1)	15,529	6,335
Inspire Medical Systems, Inc.(1)	7,000	1,763
Insulet Corp.(1)	13,223	3,893
Mettler-Toledo International, Inc.(1)	1,918	2,772
Neurocrine Biosciences, Inc.(1)	18,294	2,185
Sarepta Therapeutics, Inc.(1)	18,318	2,374
Tenet Healthcare Corp.(1)	82,914	4,045
		55,609

Industrials—20.1%
AMETEK, Inc.	38,637	5,398
Chart Industries, Inc.(1)	10,164	1,171
Ferguson plc	44,998	5,714
Hexcel Corp.	131,708	7,751
Leidos Holdings, Inc.	56,647	5,959
Quanta Services, Inc.	64,669	9,215
United Rentals, Inc.(1)	13,318	4,734
Waste Management, Inc.	45,189	7,089
Westinghouse Air Brake Technologies Corp.	82,220	8,206
		55,237

Information Technology—27.2%
Analog Devices, Inc.	30,940	5,075
Atlassian Corp. Class A(1)	6,074	782
Belden, Inc.	19,607	1,410
Datadog, Inc. Class A(1)	33,152	2,437
Enphase Energy, Inc.(1)	30,006	7,950
Entegris, Inc.	47,834	3,137
EPAM Systems, Inc.(1)	21,627	7,088
HubSpot, Inc.(1)	5,920	1,712
Keysight Technologies, Inc.(1)	50,127	8,575
	Shares	Value

Information Technology—continued
Lam Research Corp.	9,945	$ 4,180
Marvell Technology, Inc.	63,016	2,334
Monolithic Power Systems, Inc.	15,631	5,527
Palo Alto Networks, Inc.(1)	50,917	7,105
Paycom Software, Inc.(1)	14,323	4,444
TE Connectivity Ltd.	48,403	5,557
Varonis Systems, Inc.(1)	134,617	3,223
Zscaler, Inc.(1)	38,969	4,361
		74,897

Materials—0.8%
CF Industries Holdings, Inc.	26,494	2,257
Real Estate—2.9%
Public Storage	18,276	5,121
Terreno Realty Corp.	51,056	2,903
		8,024

Total Common Stocks (Identified Cost $258,571)		275,755

Total Long-Term Investments—100.1% (Identified Cost $258,571)		275,755

TOTAL INVESTMENTS—100.1% (Identified Cost $258,571)		$275,755
Other assets and liabilities, net—(0.1)%		(253)
NET ASSETS—100.0%		$275,502

Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$275,755	$275,755
Total Investments	$275,755	$275,755
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Aerospace & Defense—0.4%
AerSale Corp.(1)	5,620	$ 91
HEICO Corp.	1,849	284
		375

Air Freight & Logistics—0.8%
Hub Group, Inc. Class A(1)	10,966	872
Auto Components—0.2%
LCI Industries	2,082	193
Banks—9.7%
American National Bankshares, Inc.	3,852	142
Ames National Corp.	5,324	126
Banc of California, Inc.	25,957	414
Bancorp, Inc. (The)(1)	4,228	120
Byline Bancorp, Inc.	26,599	611
Carter Bankshares, Inc.(1)	27,541	457
Cathay General Bancorp	32,561	1,328
Central Pacific Financial Corp.	10,365	210
Citizens Financial Group, Inc.	9,998	394
ConnectOne Bancorp, Inc.	4,319	105
Glacier Bancorp, Inc.	5,504	272
Hancock Whitney Corp.	16,051	777
Hanmi Financial Corp.	5,112	127
Hope Bancorp, Inc.	26,810	343
Independent Bank Corp.	846	71
MidWestOne Financial Group, Inc.	4,322	137
Northrim BanCorp, Inc.	3,383	185
PCB Bancorp	8,422	149
PCSB Financial Corp.	28,193	537
Peapack-Gladstone Financial Corp.	4,171	155
Preferred Bank	9,585	715
Premier Financial Corp.	2,158	58
QCR Holdings, Inc.	2,787	138
Sandy Spring Bancorp, Inc.	7,980	281
SouthState Corp.	4,678	357
United Bankshares, Inc.	6,299	255
Valley National Bancorp	26,966	305
Washington Federal, Inc.	43,737	1,467
		10,236

Beverages—1.2%
Coca-Cola Consolidated, Inc.	2,526	1,294
Biotechnology—6.2%
Alkermes plc(1)	15,315	400
Anika Therapeutics, Inc.(1)	16,086	476
Arrowhead Pharmaceuticals, Inc.(1)	5,645	229
AVEO Pharmaceuticals, Inc.(1)	9,362	140
Avid Bioservices, Inc.(1)	64,320	886
BioCryst Pharmaceuticals, Inc.(1)	23,910	274
Blueprint Medicines Corp.(1)	1,638	72
Cytokinetics, Inc.(1)	14,581	668
Design Therapeutics, Inc.(1)	14,400	148
	Shares	Value

Biotechnology—continued
Dynavax Technologies Corp.(1)	10,147	$ 108
Eagle Pharmaceuticals, Inc.(1)	7,452	218
Halozyme Therapeutics, Inc.(1)	8,126	462
Insmed, Inc.(1)	20,392	407
Intercept Pharmaceuticals, Inc.(1)	8,362	103
IVERIC bio, Inc.(1)	13,840	296
Keros Therapeutics, Inc.(1)	8,113	390
Monte Rosa Therapeutics, Inc.(1)	12,638	96
Natera, Inc.(1)	9,090	365
SpringWorks Therapeutics, Inc.(1)	2,752	71
Vanda Pharmaceuticals, Inc.(1)	10,908	81
Vaxcyte, Inc.(1)	3,287	158
VectivBio Holding AG(1)	26,441	228
Xencor, Inc.(1)	7,857	205
		6,481

Building Products—0.5%
UFP Industries, Inc.	6,183	490
Capital Markets—1.6%
Federated Hermes, Inc. Class B	6,342	230
Golub Capital BDC, Inc.	32,260	424
Hercules Capital, Inc.	12,617	167
Main Street Capital Corp.	5,269	195
PJT Partners, Inc. Class A	8,680	640
		1,656

Chemicals—1.2%
AdvanSix, Inc.	3,852	146
Balchem Corp.	1,835	224
HB Fuller Co.	12,354	885
		1,255

Commercial Services & Supplies—0.5%
Tetra Tech, Inc.	3,793	551
Communications Equipment—0.2%
Digi International, Inc.(1)	5,997	219
Construction & Engineering—1.2%
Comfort Systems USA, Inc.	3,171	365
EMCOR Group, Inc.	4,047	599
MYR Group, Inc.(1)	1,504	138
Sterling Infrastructure, Inc.(1)	4,225	139
		1,241

Containers & Packaging—1.3%
Graphic Packaging Holding Co.	33,446	744
Silgan Holdings, Inc.	12,956	672
		1,416

	Shares	Value

Diversified Consumer Services—1.4%
Bright Horizons Family Solutions, Inc.(1)	2,496	$ 157
Carriage Services, Inc. Class A	8,967	247
Grand Canyon Education, Inc.(1)	3,513	371
Perdoceo Education Corp.(1)	16,609	231
Vitru Ltd.(1)	18,443	415
		1,421

Diversified Telecommunication Services—0.2%
Cogent Communications Holdings, Inc.	2,774	158
Electric Utilities—2.1%
ALLETE, Inc.	7,857	507
Hawaiian Electric Industries, Inc.	9,731	407
IDACORP, Inc.	5,177	558
Otter Tail Corp.	8,782	516
Portland General Electric Co.	4,643	228
		2,216

Electrical Equipment—1.3%
Atkore, Inc.(1)	10,603	1,203
LSI Industries, Inc.	13,895	170
		1,373

Electronic Equipment, Instruments & Components—3.8%
Belden, Inc.	21,633	1,555
CTS Corp.	4,249	167
Fabrinet (1)	3,039	390
Napco Security Technologies, Inc.(1)	4,792	132
Novanta, Inc.(1)	793	108
OSI Systems, Inc.(1)	1,509	120
Sanmina Corp.(1)	26,526	1,520
		3,992

Entertainment—1.0%
Liberty Media Corp-Liberty Formula One Class A(1)	9,022	482
Madison Square Garden Sports Corp. Class A	2,681	492
Marcus Corp. (The)	7,516	108
		1,082

Equity Real Estate Investment—0.7%
Armada Hoffler Properties, Inc.	29,992	345
Ryman Hospitality Properties, Inc.	4,383	358
		703

Food & Staples Retailing—1.6%
BJ’s Wholesale Club Holdings, Inc.(1)	8,114	537
Casey’s General Stores, Inc.	2,034	456
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Food & Staples Retailing—continued
Ingles Markets, Inc. Class A	3,975	$ 384
Weis Markets, Inc.	4,160	342
		1,719

Food Products—4.1%
Cal-Maine Foods, Inc.	6,445	351
Flowers Foods, Inc.	54,250	1,559
Hostess Brands, Inc.(1)	26,622	597
J & J Snack Foods Corp.	3,328	498
John B Sanfilippo & Son, Inc.	6,981	568
Lancaster Colony Corp.	3,051	602
Tootsie Roll Industries, Inc.	3,421	146
		4,321

Gas Utilities—0.4%
ONE Gas, Inc.	6,194	469
Healthcare Equipment & Supplies—5.0%
Axonics, Inc.(1)	7,463	467
Cutera, Inc.(1)	9,134	404
Establishment Labs Holdings, Inc.(1)	7,924	520
Globus Medical, Inc. Class A(1)	4,160	309
Haemonetics Corp.(1)	5,916	465
Inari Medical, Inc.(1)	5,440	346
Inspire Medical Systems, Inc.(1)	1,752	441
Meridian Bioscience, Inc.(1)	8,213	273
Merit Medical Systems, Inc.(1)	12,181	860
Omnicell, Inc.(1)	1,745	88
Penumbra, Inc.(1)	2,122	472
Shockwave Medical, Inc.(1)	2,674	550
Surmodics, Inc.(1)	2,009	68
		5,263

Healthcare Providers & Services—2.8%
Alignment Healthcare, Inc.(1)	94,126	1,107
Chemed Corp.	925	472
Cross Country Healthcare, Inc.(1)	10,552	280
Encompass Health Corp.	4,035	241
Ensign Group, Inc. (The)	1,772	168
LHC Group, Inc.(1)	933	151
ModivCare, Inc.(1)	801	72
Tenet Healthcare Corp.(1)	8,219	401
		2,892

Healthcare Technology—1.2%
HealthStream, Inc.(1)	5,187	129
NextGen Healthcare, Inc.(1)	61,403	1,153
		1,282

Hotels, Restaurants & Leisure—2.8%
Boyd Gaming Corp.	15,572	849
Everi Holdings, Inc.(1)	19,459	280
Hilton Grand Vacations, Inc.(1)	16,249	626
	Shares	Value

Hotels, Restaurants & Leisure—continued
Red Rock Resorts, Inc. Class A	28,397	$ 1,136
		2,891

Insurance—3.1%
AMERISAFE, Inc.	6,101	317
Donegal Group, Inc. Class A	23,756	337
Employers Holdings, Inc.	6,194	267
Enstar Group Ltd.(1)	1,110	257
Genworth Financial, Inc. Class A(1)	182,055	963
RLI Corp.	4,068	534
Safety Insurance Group, Inc.	6,563	553
		3,228

IT Services—1.6%
ExlService Holdings, Inc.(1)	9,782	1,658
Hackett Group, Inc. (The)	3,101	63
		1,721

Leisure Products—0.3%
Acushnet Holdings Corp.	7,210	306
Life Sciences Tools & Services—0.5%
Medpace Holdings, Inc.(1)	925	196
West Pharmaceutical Services, Inc.	1,430	337
		533

Machinery—0.7%
Franklin Electric Co., Inc.	4,383	350
Terex Corp.	10,228	437
		787

Media—0.4%
Cable One, Inc.	278	198
Liberty Broadband Corp. Class A(1)	2,645	201
		399

Metals & Mining—3.6%
Commercial Metals Co.	38,685	1,869
Ryerson Holding Corp.	33,580	1,016
Warrior Met Coal, Inc.	26,324	912
		3,797

Multiline Retail—0.6%
Dillard’s, Inc. Class A	778	251
Macy’s, Inc.	17,268	357
		608

Multi-Utilities—0.8%
Avista Corp.	13,219	586
Unitil Corp.	4,900	252
		838

Oil, Gas & Consumable Fuels—6.6%
Civitas Resources, Inc.	1,976	114
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Coterra Energy, Inc.	26,049	$ 640
Gulfport Energy Corp.(1)	12,172	896
Hess Midstream LP Class A	16,326	489
Magnolia Oil & Gas Corp. Class A	71,275	1,671
Nabors Industries Ltd.(1)	1,078	167
Ovintiv, Inc.	21,667	1,099
Plains GP Holdings LP Class A(1)	79,885	994
Ranger Oil Corp. Class A	19,636	794
Teekay Tankers Ltd. Class A(1)	3,777	116
		6,980

Pharmaceuticals—2.8%
Collegium Pharmaceutical, Inc.(1)	8,119	188
Innoviva, Inc.(1)	33,576	445
Perrigo Co. plc	10,977	374
Prestige Consumer Healthcare, Inc.(1)	30,622	1,917
		2,924

Professional Services—4.2%
ASGN, Inc.(1)	9,781	797
Barrett Business Services, Inc.	22,104	2,062
CRA International, Inc.	1,200	147
Franklin Covey Co.(1)	1,222	57
ICF International, Inc.	1,370	135
Kforce, Inc.	10,651	584
NV5 Global, Inc.(1)	906	120
Science Applications International Corp.	4,642	515
		4,417

Road & Rail—1.3%
Ryder System, Inc.	13,540	1,132
Saia, Inc.(1)	1,213	254
		1,386

Semiconductors & Semiconductor Equipment—4.5%
Axcelis Technologies, Inc.(1)	20,356	1,616
Diodes, Inc.(1)	3,261	248
Impinj, Inc.(1)	1,410	154
MACOM Technology Solutions Holdings, Inc.(1)	18,532	1,167
Rambus, Inc.(1)	43,131	1,545
		4,730

Software—4.5%
Agilysys, Inc.(1)	2,537	201
Box, Inc. Class A(1)	23,218	723
CommVault Systems, Inc.(1)	3,264	205
Intapp, Inc.(1)	70,857	1,767
Manhattan Associates, Inc.(1)	3,358	408
New Relic, Inc.(1)	2,425	137
Progress Software Corp.	9,512	480
RADCOM Ltd.(1)	55,316	605
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Software—continued
Smartsheet, Inc. Class A(1)	4,809	$ 189
		4,715

Specialty Retail—1.6%
Asbury Automotive Group, Inc.(1)	3,418	613
Dick’s Sporting Goods, Inc.	8,736	1,051
		1,664

Technology Hardware, Storage & Peripherals—0.1%
Avid Technology, Inc.(1)	4,604	122
Textiles, Apparel & Luxury Goods—0.9%
Movado Group, Inc.	3,383	109
Oxford Industries, Inc.	8,757	816
		925

Thrifts & Mortgage Finance—1.1%
Capitol Federal Financial, Inc.	55,091	476
Home Bancorp, Inc.	3,477	139
Merchants Bancorp	4,588	112
Waterstone Financial, Inc.	23,756	410
		1,137

Trading Companies & Distributors—4.4%
Alta Equipment Group, Inc.	10,117	133
Applied Industrial Technologies, Inc.	5,596	705
Boise Cascade Co.	12,334	847
	Shares	Value

Trading Companies & Distributors—continued
GMS, Inc.(1)	15,034	$ 749
Rush Enterprises, Inc. Class A	19,414	1,015
WESCO International, Inc.(1)	9,145	1,145
		4,594

Water Utilities—2.2%
American States Water Co.	6,933	642
California Water Service Group	10,076	611
Consolidated Water Co., Ltd.	35,302	523
SJW Group	7,210	585
		2,361

Total Common Stocks (Identified Cost $90,124)		104,233

Master Limited Partnerships and Related Companies—0.2%
Downstream/Other—0.2%
Sunoco LP	4,530	195
Total Master Limited Partnerships and Related Companies (Identified Cost $109)		195

Total Long-Term Investments—99.4% (Identified Cost $90,233)		104,428

	Shares	Value

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(2)	821,472	$ 821
Total Short-Term Investment (Identified Cost $821)		821

TOTAL INVESTMENTS—100.2% (Identified Cost $91,054)		$105,249
Other assets and liabilities, net—(0.2)%		(212)
NET ASSETS—100.0%		$105,037

Abbreviation:
LP	Limited Partnership

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$104,233	$104,233
Master Limited Partnerships and Related Companies	195	195
Money Market Mutual Fund	821	821
Total Investments	$105,249	$105,249
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Aerospace & Defense—1.1%
Axon Enterprise, Inc.(1)	64,000	$ 10,620
Automobiles—2.4%
Rivian Automotive, Inc. Class A (1)	60,000	1,106
Tesla, Inc.(1)	175,000	21,556
		22,662

Communications Equipment—0.9%
Arista Networks, Inc.(1)	40,000	4,854
Cisco Systems, Inc.	75,000	3,573
		8,427

Electrical Equipment—0.3%
Shoals Technologies Group, Inc. Class A(1)	100,000	2,467
Electronic Equipment, Instruments & Components—3.5%
Amphenol Corp. Class A	241,000	18,350
CDW Corp.	85,000	15,179
		33,529

Healthcare Technology—0.2%
Veeva Systems, Inc. Class A(1)	15,000	2,421
Hotels, Restaurants & Leisure—0.9%
Airbnb, Inc. Class A(1)	30,000	2,565
Booking Holdings, Inc.(1)	3,000	6,046
		8,611

Interactive Media & Services—8.6%
Alphabet, Inc. Class C(1)	880,000	78,082
Bumble, Inc. Class A(1)	175,000	3,684
		81,766

Internet & Direct Marketing Retail—9.4%
Amazon.com, Inc.(1)	804,800	67,603
Global-e Online Ltd.(1)	280,800	5,796
MercadoLibre, Inc.(1)	17,000	14,386
Xometry, Inc. Class A(1)	65,000	2,095
		89,880

	Shares	Value

IT Services—13.2%
Automatic Data Processing, Inc.	20,000	$ 4,777
Block, Inc. Class A(1)	30,000	1,885
Mastercard, Inc. Class A	85,000	29,557
MongoDB, Inc. Class A(1)	100,000	19,684
Shopify, Inc. Class A(1)	550,000	19,091
Snowflake, Inc. Class A(1)	91,000	13,062
Visa, Inc. Class A	180,000	37,397
		125,453

Media—2.6%
Trade Desk, Inc. (The) Class A(1)	562,000	25,194
Road & Rail—1.4%
Uber Technologies, Inc.(1)	550,000	13,601
Semiconductors & Semiconductor Equipment—19.4%
Advanced Micro Devices, Inc.(1)	190,000	12,306
Applied Materials, Inc.	70,000	6,817
ASML Holding N.V. Registered Shares	13,000	7,103
Enphase Energy, Inc.(1)	60,000	15,898
First Solar, Inc.(1)	70,000	10,485
KLA Corp.	20,000	7,541
Micron Technology, Inc.	250,000	12,495
Monolithic Power Systems, Inc.	36,100	12,765
NVIDIA Corp.	240,000	35,074
NXP Semiconductors N.V.	91,000	14,381
ON Semiconductor Corp.(1)	625,000	38,981
QUALCOMM, Inc.	97,000	10,664
		184,510

Software—28.1%
Aspen Technology, Inc.(1)	80,000	16,432
Bill.com Holdings, Inc.(1)	86,000	9,371
Cadence Design Systems, Inc.(1)	20,000	3,213
Crowdstrike Holdings, Inc. Class A(1)	175,000	18,426
DoubleVerify Holdings, Inc.(1)	268,000	5,885
Fortinet, Inc.(1)	360,000	17,600
Gitlab, Inc. Class A (1)	75,000	3,408
Intuit, Inc.	25,000	9,731
	Shares	Value

Software—continued
Microsoft Corp.	360,000	$ 86,335
Oracle Corp.	220,000	17,983
Palo Alto Networks, Inc.(1)	190,000	26,513
Paycom Software, Inc.(1)	17,000	5,275
Paylocity Holding Corp.(1)	26,300	5,109
ServiceNow, Inc.(1)	55,000	21,355
Sprout Social, Inc. Class A(1)	120,000	6,775
Zscaler, Inc.(1)	125,000	13,987
		267,398

Technology Hardware, Storage & Peripherals—7.8%
Apple, Inc.	570,000	74,060
Total Common Stocks (Identified Cost $865,459)		950,599

Total Long-Term Investments—99.8% (Identified Cost $865,459)		950,599

TOTAL INVESTMENTS—99.8% (Identified Cost $865,459)		$950,599
Other assets and liabilities, net—0.2%		1,586
NET ASSETS—100.0%		$952,185

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	94%
Netherlands	2
Canada	2
Uruguay	1
Israel	1
Total	100%
† % of total investments as of December 31, 2022.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$950,599	$950,599
Total Investments	$950,599	$950,599
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2022
(Reported in thousands except shares and per share amounts)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Assets
Investment in securities at value(1)	$ 114,333	$ 4,975,760	$ 56,328	$ 163,647
Foreign currency at value(2)	71	—	7	—
Cash	3,297	2,755	100	100
Cash pledged as collateral for written options	—	649	—	—
Receivables
Investment securities sold	—	19,510	94	—
Fund shares sold	487	3,569	2	238
Dividends and interest	471	36,597	61	71
Tax reclaims	47	—	126	392
Prepaid Trustees’ retainer	—	3	— (a)	— (a)
Prepaid expenses	30	129	34	37
Other assets	67	679	50	44
Total assets	118,803	5,039,651	56,802	164,529
Liabilities
Written options at value(3)	—	567	—	—
Payables
Fund shares repurchased	27	14,809	45	914
Investment securities purchased	—	27,962	—	—
Foreign capital gains tax	81	—	—	—
Investment advisory fees	55	2,862	42	114
Distribution and service fees	5	1,263	7	34
Administration and accounting fees	11	444	6	15
Transfer agent and sub-transfer agent fees and expenses	34	1,027	16	28
Professional fees	24	46	15	21
Trustee deferred compensation plan	67	679	50	44
Interest expense and/or commitment fees	1	39	— (a)	1
Other accrued expenses	28	264	12	17
Total liabilities	333	49,962	193	1,188
Net Assets	$ 118,470	$ 4,989,689	$ 56,609	$ 163,341
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 143,561	$ 6,238,663	$ 58,693	$ 163,990
Accumulated earnings (loss)	(25,091)	(1,248,974)	(2,084)	(649)
Net Assets	$ 118,470	$ 4,989,689	$ 56,609	$ 163,341
Net Assets:
Class A	$ 18,500	$ 1,870,006	$ 30,329	$ 144,652
Class C	$ 693	$ 968,928	$ 894	$ 3,115
Class P	$ 4,695	$ 997,004	$ 1,758	$ 1,294
Institutional Class	$ 68,459	$ 1,153,751	$ 23,628	$ 14,280
Class R6	$ 26,123	$ —	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	741,171	188,090,145	1,077,357	5,237,141
Class C	27,547	109,845,094	44,176	190,773
Class P	193,335	96,871,481	54,790	45,484
Institutional Class	2,738,701	110,673,904	721,999	501,395
Class R6	1,059,245	—	—	—
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022
(Reported in thousands except shares and per share amounts)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 24.96	$ 9.94	$ 28.15	$ 27.62
Class C	$ 25.15	$ 8.82	$ 20.25	$ 16.33
Class P	$ 24.29	$ 10.29	$ 32.08	$ 28.45
Institutional Class	$ 25.00	$ 10.42	$ 32.73	$ 28.48
Class R6	$ 24.66	$ —	$ —	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 26.41	$ 10.52	$ 29.79	$ 29.23
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 116,026	$ 6,159,408	$ 57,575	$ 158,291
(2) Foreign currency at cost	$ 69	$ —	$ 7	$ —
(3) Written options premiums received	$ —	$ 624	$ —	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Assets
Investment in securities at value(1)	$ 675,424	$ 94,858	$ 243,253	$ 992,293
Foreign currency at value(2)	—	9	—	—
Cash	101	103	99	—
Receivables
Investment securities sold	9,051	—	2,728	16,075
Fund shares sold	856	36	508	899
Dividends and interest	1,318	108	292	2,016
Tax reclaims	186	438	43	18
Prepaid Trustees’ retainer	1	—	— (a)	1
Prepaid expenses	190	69	36	65
Other assets	1,425	301	176	297
Total assets	688,552	95,922	247,135	1,011,664
Liabilities
Due to custodian	—	—	—	1,219
Payables
Fund shares repurchased	2,558	55	129	8,043
Investment securities purchased	6,771	—	2,534	5,005
Investment advisory fees	263	41	96	379
Distribution and service fees	435	39	35	135
Administration and accounting fees	61	9	22	91
Transfer agent and sub-transfer agent fees and expenses	167	36	52	259
Professional fees	—	—	18	28
Trustee deferred compensation plan	1,425	301	176	297
Interest expense and/or commitment fees	5	1	2	7
Other accrued expenses	55	22	29	90
Total liabilities	11,740	504	3,093	15,553
Net Assets	$ 676,812	$ 95,418	$ 244,042	$ 996,111
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 649,230	$ 541,836	$ 240,063	$ 1,063,151
Accumulated earnings (loss)	27,582	(446,418)	3,979	(67,040)
Net Assets	$ 676,812	$ 95,418	$ 244,042	$ 996,111
Net Assets:
Class A	$ 337,340	$ 47,769	$ 147,213	$ 463,370
Class C	$ 10,214	$ 1,236	$ 2,449	$ 24,414
Class P	$ 135,254	$ 14,716	$ 14,756	$ 79,925
Institutional Class	$ 83,249	$ 27,379	$ 79,147	$ 311,600
Class R6	$ 77,785	$ 2,964	$ 68	$ 82,666
Administrative Class	$ 32,970	$ 1,354	$ 409	$ 34,136
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	34,541,512	2,714,890	6,058,748	20,055,107
Class C	1,013,268	71,615	99,347	1,470,768
Class P	13,659,077	830,348	599,427	5,067,564
Institutional Class	8,422,781	1,543,742	3,278,269	12,132,611
Class R6	7,923,532	167,321	2,828	3,226,675
Administrative Class	3,252,238	76,453	16,472	1,405,434
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 9.77	$ 17.60	$ 24.30	$ 23.10
Class C	$ 10.08	$ 17.26	$ 24.65	$ 16.60
Class P	$ 9.90	$ 17.72	$ 24.62	$ 15.77
Institutional Class	$ 9.88	$ 17.74	$ 24.14	$ 25.68
Class R6	$ 9.82	$ 17.72	$ 24.12	$ 25.62
Administrative Class	$ 10.14	$ 17.70	$ 24.81	$ 24.29
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.34	$ 18.62	$ 25.71	$ 24.44
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 648,072	$ 100,486	$ 238,176	$ 1,037,622
(2) Foreign currency at cost	$ —	$ 9	$ —	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022
(Reported in thousands except shares and per share amounts)
	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
Assets
Investment in securities at value(1)	$ 360,289	$ 752,953	$ 275,755	$ 105,249
Cash	1,354	156	379	85
Receivables
Investment securities sold	1,522	27,404	—	152
Fund shares sold	226	724	146	17
Dividends and interest	588	10	90	70
Tax reclaims	11	—	—	2
Prepaid Trustees’ retainer	— (a)	— (a)	— (a)	— (a)
Prepaid expenses	43	63	46	28
Other assets	1,188	255	68	15
Total assets	365,221	781,565	276,484	105,618
Liabilities
Payables
Fund shares repurchased	953	2,065	583	426
Investment securities purchased	2,378	7,737	—	—
Dividend distributions	—	— (a)	—	—
Investment advisory fees	149	308	113	49
Distribution and service fees	760	124	59	17
Administration and accounting fees	32	71	25	10
Transfer agent and sub-transfer agent fees and expenses	174	82	65	27
Professional fees	23	29	23	21
Trustee deferred compensation plan	1,188	255	68	15
Interest expense and/or commitment fees	3	8	3	1
Other accrued expenses	23	97	43	15
Total liabilities	5,683	10,776	982	581
Net Assets	$ 359,538	$ 770,789	$ 275,502	$ 105,037
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 370,998	$ 526,922	$ 277,283	$ 98,650
Accumulated earnings (loss)	(11,460)	243,867	(1,781)	6,387
Net Assets	$ 359,538	$ 770,789	$ 275,502	$ 105,037
Net Assets:
Class A	$ 220,069	$ 467,897	$ 219,372	$ 63,142
Class C	$ 1,224	$ 18,752	$ 5,302	$ 3,322
Class P	$ 12,630	$ 31,033	$ 6,352	$ 8,280
Institutional Class	$ 52,021	$ 101,352	$ 43,532	$ 25,323
Class R6	$ 49,965	$ 146,090	$ —	$ 4,970
Administrative Class	$ 23,629	$ 5,665	$ 944	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	20,442,894	10,617,049	72,204,973	3,278,378
Class C	134,838	1,006,884	2,697,433	185,642
Class P	951,030	1,152,508	1,645,535	420,078
Institutional Class	3,856,136	2,610,125	11,124,463	1,276,792
Class R6	3,749,056	3,744,179	—	250,633
Administrative Class	2,194,936	167,685	279,960	—
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022
(Reported in thousands except shares and per share amounts)
	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 10.77	$ 44.07	$ 3.04	$ 19.26
Class C	$ 9.08	$ 18.62	$ 1.97	$ 17.89
Class P	$ 13.28	$ 26.93	$ 3.86	$ 19.71
Institutional Class	$ 13.49	$ 38.83	$ 3.91	$ 19.83
Class R6	$ 13.33	$ 39.02	$ —	$ 19.83
Administrative Class	$ 10.77	$ 33.78	$ 3.37	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.40	$ 46.63	$ 3.22	$ 20.38
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 363,304	$ 507,125	$ 258,571	$ 91,054

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022
(Reported in thousands except shares and per share amounts)
Zevenbergen Technology Fund
Assets
Investment in securities at value(1)	$ 950,599
Due from broker for options contracts	11
Receivables
Investment securities sold	5,705
Fund shares sold	448
Dividends and interest	197
Tax reclaims	110
Prepaid expenses	76
Other assets	368
Total assets	957,514
Liabilities
Due to custodian	841
Payables
Fund shares repurchased	2,587
Dividend distributions	— (a)
Investment advisory fees	792
Distribution and service fees	105
Administration and accounting fees	88
Transfer agent and sub-transfer agent fees and expenses	373
Professional fees	33
Trustee deferred compensation plan	368
Interest expense and/or commitment fees	13
Other accrued expenses	129
Total liabilities	5,329
Net Assets	$ 952,185
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,180,272
Accumulated earnings (loss)	(228,087)
Net Assets	$ 952,185
Net Assets:
Class A	$ 377,967
Class C	$ 18,180
Class P	$ 31,199
Institutional Class	$ 519,713
Administrative Class	$ 5,126
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	13,476,669
Class C	2,922,496
Class P	815,708
Institutional Class	12,931,768
Administrative Class	153,076
Net Asset Value and Redemption Price Per Share:*
Class A	$ 28.05
Class C	$ 6.22
Class P	$ 38.25
Institutional Class	$ 40.19
Administrative Class	$ 33.48
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022
(Reported in thousands except shares and per share amounts)
Zevenbergen Technology Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 29.68
Maximum Sales Charge - Class A	5.50%
(1) Investment in securities at cost	$ 865,459

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED December 31, 2022
($ reported in thousands)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund	NFJ Dividend Value Fund
Investment Income
Dividends	$ 3,428	$ 22,104	$ 609	$ 780	$ 10,499
Interest	—	65,394	—	—	—
Securities lending, net of fees	—	—	— (1)	—	—
Foreign taxes withheld	(550)	(18)	(27)	— (1)	(17)
Total investment income	2,878	87,480	582	780	10,482
Expenses
Investment advisory fees	517	17,765	266	685	1,633
Distribution and service fees, Class A	24	2,496	40	184	452
Distribution and service fees, Class C	4	5,387	6	16	57
Distribution and service fees, Administrative Class	—	—	—	—	43
Administration and accounting fees	66	2,770	34	90	371
Transfer agent fees and expenses	30	1,330	15	43	156
Sub-transfer agent fees and expenses, Class A	13	708	18	71	237
Sub-transfer agent fees and expenses, Class C	— (1)	408	1	2	4
Sub-transfer agent fees and expenses, Class P	4	477	1	—	66
Sub-transfer agent fees and expenses, Institutional Class	49	556	13	9	39
Sub-transfer agent fees and expenses, Administrative Class	—	—	—	—	14
Custodian fees	15	12	4	2	2
Printing fees and expenses	3	154	2	5	21
Professional fees	18	54	16	18	46
Interest expense and/or commitment fees	22	25	— (1)	1	3
Registration fees	37	96	32	29	48
Trustees’ fees and expenses	6	186	2	5	24
Miscellaneous expenses	10	199	5	14	34
Total expenses	818	32,623	455	1,174	3,250
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(2)	(188)	—	(14)	— (1)	(17)
Net expenses	630	32,623	441	1,174	3,233
Net investment income (loss)	2,248	54,857	141	(394)	7,249
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(8,233)	88,477	(324)	790	21,065
Investment in affiliates	—	(7,943)	—	—	—
Foreign currency transactions	(161)	—	(18)	— (1)	—
Foreign capital gains tax	— (1)	—	—	—	—
Written options	—	6,253	—	—	—
Net increase from payment by affiliate(3)	—	—	108	28	—
Net change in unrealized appreciation (depreciation) on:
Investments	(927)	(59,384)	1,442	977	(21,845)
Investment in affiliates	—	7,908	—	—	—
Foreign currency transactions	50	—	6	— (1)	—
Foreign capital gains tax	(81)	—	—	—	—
Written options	—	64	—	—	—
Net realized and unrealized gain (loss) on investments	(9,352)	35,375	1,214	1,795	(780)
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2022
($ reported in thousands)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund	NFJ Dividend Value Fund
Net increase (decrease) in net assets resulting from operations	$(7,104)	$ 90,232	$1,355	$1,401	$ 6,469

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
(3)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2022
($ reported in thousands)
	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund
Investment Income
Dividends	$ 1,586	$ 3,191	$ 12,123	$ 4,697	$ 2,594
Foreign taxes withheld	(139)	—	(101)	(52)	—
Total investment income	1,447	3,191	12,022	4,645	2,594
Expenses
Investment advisory fees	294	627	3,060	1,184	2,032
Distribution and service fees, Class A	59	196	623	296	672
Distribution and service fees, Class C	7	13	141	7	116
Distribution and service fees, Administrative Class	2	1	43	35	7
Administration and accounting fees	53	145	567	204	461
Transfer agent fees and expenses	22	61	241	85	223
Sub-transfer agent fees and expenses, Class A	39	77	309	194	235
Sub-transfer agent fees and expenses, Class C	1	1	13	1	9
Sub-transfer agent fees and expenses, Class P	8	7	51	7	20
Sub-transfer agent fees and expenses, Institutional Class	9	55	151	26	55
Sub-transfer agent fees and expenses, Administrative Class	1	— (1)	20	3	4
Custodian fees	5	1	4	2	3
Printing fees and expenses	3	8	32	12	26
Professional fees	27	18	22	18	23
Interest expense and/or commitment fees	1	1	5	2	5
Registration fees	37	39	52	47	51
Trustees’ fees and expenses	4	10	38	13	32
Miscellaneous expenses	11	18	60	68	58
Total expenses	583	1,278	5,432	2,204	4,032
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(2)	(19)	— (1)	(714)	(134)	(50)
Net expenses	564	1,278	4,718	2,070	3,982
Net investment income (loss)	883	1,913	7,304	2,575	(1,388)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(9,838)	2,687	58,118	16,449	50,033
Foreign currency transactions	(52)	—	—	— (1)	—
Net increase from payment by affiliate(3)	—	—	—	—	69
Net change in unrealized appreciation (depreciation) on:
Investments	9,408	(5,332)	(47,675)	(17,991)	(85,438)
Foreign currency transactions	19	—	—	— (1)	—
Net realized and unrealized gain (loss) on investments	(463)	(2,645)	10,443	(1,542)	(35,336)
Net increase (decrease) in net assets resulting from operations	$ 420	$ (732)	$ 17,747	$ 1,033	$(36,724)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
(3)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2022
($ reported in thousands)
	Silvant Mid-Cap Growth Fund	Small-Cap Fund	Zevenbergen Technology Fund
Investment Income
Dividends	$ 1,355	$ 1,034	$ 2,569
Foreign taxes withheld	—	(1)	(48)
Total investment income	1,355	1,033	2,521
Expenses
Investment advisory fees	702	366	5,636
Distribution and service fees, Class A	295	83	586
Distribution and service fees, Class C	31	17	123
Distribution and service fees, Administrative Class	2	—	8
Administration and accounting fees	155	65	637
Transfer agent fees and expenses	76	30	308
Sub-transfer agent fees and expenses, Class A	82	28	276
Sub-transfer agent fees and expenses, Class C	2	2	13
Sub-transfer agent fees and expenses, Class P	4	5	28
Sub-transfer agent fees and expenses, Institutional Class	23	15	359
Sub-transfer agent fees and expenses, Administrative Class	1	—	2
Custodian fees	3	1	6
Printing fees and expenses	9	4	36
Professional fees	17	16	28
Interest expense and/or commitment fees	2	1	7
Registration fees	41	33	57
Trustees’ fees and expenses	10	4	47
Miscellaneous expenses	31	11	89
Total expenses	1,486	681	8,246
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(1)	— (2)	(41)	—
Plus net expenses recaptured(1)	—	—	2
Net expenses	1,486	640	8,248
Net investment income (loss)	(131)	393	(5,727)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(6,639)	(7,423)	(73,923)
Foreign currency transactions	—	—	249
Net increase from payment by affiliate(3)	—	15	110
Net change in unrealized appreciation (depreciation) on:
Investments	22,055	14,162	(37,542)
Foreign currency transactions	—	—	(324)
Net realized and unrealized gain (loss) on investments	15,416	6,754	(111,430)
Net increase (decrease) in net assets resulting from operations	$15,285	$ 7,147	$(117,157)

(1)	See Notes 4C and 4D in the Notes to Financial Statements.
(2)	Amount is less than $500.
(3)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Emerging Markets Opportunities Fund		Income & Growth Fund		KAR Global Small-Cap Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,248	$ 6,435	$ 54,857	$ 84,377	$ 141	$ 46
Net realized gain (loss)	(8,394)	(6,735)	86,787	215,059	(342)	2,854
Net increase from payment by affiliate(1)	—	—	—	—	108	—
Net change in unrealized appreciation (depreciation)	(958)	(79,770)	(51,412)	(1,544,524)	1,448	(25,133)
Increase (decrease) in net assets resulting from operations	(7,104)	(80,070)	90,232	(1,245,088)	1,355	(22,233)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(603)	(397)	(80,216)	(159,641)	(913)	(12,359)
Class C	(14)	—	(45,027)	(95,276)	(37)	(853)
Class P	(158)	(163)	(45,144)	(109,170)	(47)	(726)
Institutional Class	(2,098)	(4,023)	(49,099)	(97,525)	(611)	(8,802)
Class R6	(977)	(727)	—	—	—	—
Total dividends and distributions to shareholders	(3,850)	(5,310)	(219,486)	(461,612)	(1,608)	(22,740)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(60)	(4,768)	(44,455)	153,524	(1,700)	5,131
Class C	(14)	(622)	(98,137)	(17,195)	(530)	(478)
Class P	(1,386)	1,288	(156,068)	(272,790)	(306)	(84)
Institutional Class	2,083	(71,138)	(55,422)	307,064	(1,808)	2,972
Class R6	(895)	9,813	—	—	—	—
Increase (decrease) in net assets from capital transactions	(272)	(65,427)	(354,082)	170,603	(4,344)	7,541
Net increase (decrease) in net assets	(11,226)	(150,807)	(483,336)	(1,536,097)	(4,597)	(37,432)
Net Assets
Beginning of period	129,696	280,503	5,473,025	7,009,122	61,206	98,638
End of Period	$ 118,470	$ 129,696	$ 4,989,689	$ 5,473,025	$ 56,609	$ 61,206

(1)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Health Sciences Fund		NFJ Dividend Value Fund		NFJ International Value Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (394)	$ (130)	$ 7,249	$ 12,959	$ 883	$ 2,858
Net realized gain (loss)	790	21,774	21,065	127,450	(9,890)	9,900
Net increase from payment by affiliate(1)	28	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	977	(28,282)	(21,845)	(166,182)	9,427	(42,809)
Increase (decrease) in net assets resulting from operations	1,401	(6,638)	6,469	(25,773)	420	(30,051)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(12,697)	(32,177)	(52,550)	(27,364)	(848)	(1,231)
Class C	(448)	(981)	(1,415)	(907)	(17)	(39)
Class P	(117)	(179)	(21,553)	(12,521)	(281)	(513)
Institutional Class	(1,278)	(4,284)	(13,103)	(7,072)	(524)	(1,021)
Class R6	—	—	(11,937)	(5,785)	(55)	(61)
Administrative Class	—	—	(4,904)	(2,231)	(25)	(30)
Total dividends and distributions to shareholders	(14,540)	(37,621)	(105,462)	(55,880)	(1,750)	(2,895)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	6,822	17,203	21,508	(15,519)	(1,801)	(7,951)
Class C	64	866	(922)	(5,103)	(460)	(1,244)
Class P	(735)	1,666	1,884	(40,573)	(2,260)	(4,145)
Institutional Class	(7,945)	7,461	3,245	(21,044)	(10,504)	879
Class R6	—	—	16,567	(1,837)	(547)	1,570
Administrative Class	—	—	4,366	3,460	(150)	656
Increase (decrease) in net assets from capital transactions	(1,794)	27,196	46,648	(80,616)	(15,722)	(10,235)
Net increase (decrease) in net assets	(14,933)	(17,063)	(52,345)	(162,269)	(17,052)	(43,181)
Net Assets
Beginning of period	178,274	195,337	729,157	891,426	112,470	155,651
End of Period	$ 163,341	$ 178,274	$ 676,812	$ 729,157	$ 95,418	$ 112,470

(1)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NFJ Large-Cap Value Fund		NFJ Mid-Cap Value Fund		NFJ Small-Cap Value Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,913	$ 2,695	$ 7,304	$ 11,695	$ 2,575	$ 4,083
Net realized gain (loss)	2,687	46,181	58,118	214,751	16,449	59,882
Net change in unrealized appreciation (depreciation)	(5,332)	(67,038)	(47,675)	(299,346)	(17,991)	(113,054)
Increase (decrease) in net assets resulting from operations	(732)	(18,162)	17,747	(72,900)	1,033	(49,089)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(24,932)	(11,330)	(108,865)	(66,580)	(36,541)	(25,065)
Class C	(382)	(192)	(7,318)	(5,140)	(234)	(140)
Class P	(2,513)	(1,169)	(26,361)	(30,390)	(1,799)	(1,457)
Institutional Class	(13,102)	(7,866)	(70,315)	(51,577)	(7,210)	(5,349)
Class R6	(14)	(6)	(18,071)	(8,923)	(6,852)	(5,537)
Administrative Class	(72)	(32)	(7,470)	(4,770)	(3,845)	(3,012)
Total dividends and distributions to shareholders	(41,015)	(20,595)	(238,400)	(167,380)	(56,481)	(40,560)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	13,224	(4,142)	69,279	1,124	18,568	(33,996)
Class C	65	(905)	3,019	(3,666)	115	53
Class P	2,080	(3,215)	4,713	(104,458)	(37)	(6,610)
Institutional Class	(20,555)	(945)	(5,809)	(4,658)	116	(23,666)
Class R6	1	100	11,607	16,625	(5,563)	(13,538)
Administrative Class	20	1	6,839	(7,987)	(1,689)	(1,513)
Increase (decrease) in net assets from capital transactions	(5,165)	(9,106)	89,648	(103,020)	11,510	(79,270)
Net increase (decrease) in net assets	(46,912)	(47,863)	(131,005)	(343,300)	(43,938)	(168,919)
Net Assets
Beginning of period	290,954	338,817	1,127,116	1,470,416	403,476	572,395
End of Period	$ 244,042	$ 290,954	$ 996,111	$ 1,127,116	$ 359,538	$ 403,476
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Silvant Focused Growth Fund		Silvant Mid-Cap Growth Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (1,388)	$ (4,902)	$ (131)	$ (2,046)
Net realized gain (loss)	50,033	73,379	(6,639)	9,567
Net increase from payment by affiliate(1)	69	—	—	—
Net change in unrealized appreciation (depreciation)	(85,438)	(390,971)	22,055	(158,309)
Increase (decrease) in net assets resulting from operations	(36,724)	(322,494)	15,285	(150,788)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(28,856)	(141,631)	—	(98,558)
Class C	(2,554)	(12,875)	—	(4,311)
Class P	(3,163)	(23,010)	—	(4,010)
Institutional Class	(7,589)	(40,132)	—	(17,067)
Class R6	(9,912)	(36,559)	—	—
Administrative Class	(426)	(1,643)	—	(664)
Total dividends and distributions to shareholders	(52,500)	(255,850)	—	(124,610)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(18,241)	6,578	(16,175)	61,552
Class C	(2,151)	(2,532)	(1,403)	(948)
Class P	(10,366)	(18,166)	(151)	(16,368)
Institutional Class	(12,982)	4,628	(7,103)	27,608
Class R6	(7,554)	67,282	—	—
Administrative Class	632	2,780	(812)	387
Increase (decrease) in net assets from capital transactions	(50,662)	60,570	(25,644)	72,231
Net increase (decrease) in net assets	(139,886)	(517,774)	(10,359)	(203,167)
Net Assets
Beginning of period	910,675	1,428,449	285,861	489,028
End of Period	$ 770,789	$ 910,675	$ 275,502	$ 285,861

(1)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Small-Cap Fund		Zevenbergen Technology Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 393	$ 626	$ (5,727)	$ (19,368)
Net realized gain (loss)	(7,423)	6,855	(73,674)	62,991
Net increase from payment by affiliate(1)	15	—	110	—
Net change in unrealized appreciation (depreciation)	14,162	(43,808)	(37,866)	(698,576)
Increase (decrease) in net assets resulting from operations	7,147	(36,327)	(117,157)	(654,953)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(3,120)	(10,641)	(82,847)	(225,190)
Class C	(156)	(633)	(10,677)	(25,330)
Class P	(380)	(3,156)	(5,489)	(29,704)
Institutional Class	(1,170)	(6,896)	(84,604)	(306,251)
Class R6	(241)	(1,124)	—	—
Administrative Class	—	—	(953)	(4,115)
Total dividends and distributions to shareholders	(5,067)	(22,450)	(184,570)	(590,590)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(2,061)	4,473	32,992	120,881
Class C	(109)	44	5,268	11,085
Class P	(5,201)	(8,470)	(9,579)	(90,576)
Institutional Class	(22,250)	29,872	(105,439)	73,175
Class R6	(2,659)	1,739	—	—
Administrative Class	—	—	659	(73,817)
Increase (decrease) in net assets from capital transactions	(32,280)	27,658	(76,099)	40,748
Net increase (decrease) in net assets	(30,200)	(31,119)	(377,826)	(1,204,795)
Net Assets
Beginning of period	135,237	166,356	1,330,011	2,534,806
End of Period	$ 105,037	$ 135,237	$ 952,185	$ 1,330,011

(1)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Emerging Markets Opportunities Fund
Class A
7/1/22 to 12/31/22(6)	$ 27.39	0.45	(2.05)	(1.60)	(0.83)	—	—	(0.83)	—	(2.43)	$ 24.96	(5.82) % (7)	$ 18,500	1.33% (8)(9)	1.59%	3.40%	53%
7/1/21 to 6/30/22	37.61	0.75	(10.52)	(9.77)	(0.45)	—	—	(0.45)	—	(10.22)	27.39	(26.17)	20,341	1.29	1.45	2.28	112
7/1/20 to 6/30/21	25.88	0.33	11.71	12.04	(0.31)	—	—	(0.31)	—	11.73	37.61	46.70	33,740	1.28 (10)	1.57	0.98	80
7/1/19 to 6/30/20	27.06	0.46	(1.08)	(0.62)	(0.56)	—	—	(0.56)	—	(1.18)	25.88	(2.45)	32,514	1.28	1.63	1.75	83
7/1/18 to 6/30/19	28.53	0.56	(1.55)	(0.99)	(0.48)	—	—	(0.48)	—	(1.47)	27.06	(3.29)	48,388	1.26	1.61	2.08	101
7/1/17 to 6/30/18	26.59	0.41	1.85	2.26	(0.32)	—	—	(0.32)	—	1.94	28.53	8.44	108,279	1.26	1.61	1.36	88
Class C
7/1/22 to 12/31/22(6)	$ 27.42	0.35	(2.05)	(1.70)	(0.57)	—	—	(0.57)	—	(2.27)	$ 25.15	(6.18) % (7)	$ 693	2.08% (8)(9)	2.35%	2.70%	53%
7/1/21 to 6/30/22	37.41	0.53	(10.52)	(9.99)	—	—	—	—	—	(9.99)	27.42	(26.70)	770	2.04	2.21	1.61	112
7/1/20 to 6/30/21	25.69	0.07	11.65	11.72	— (11)	—	—	—	—	11.72	37.41	45.62	1,713	2.03 (10)	2.30	0.22	80
7/1/19 to 6/30/20	26.81	0.28	(1.10)	(0.82)	(0.30)	—	—	(0.30)	—	(1.12)	25.69	(3.16)	2,022	2.03	2.38	1.08	83
7/1/18 to 6/30/19	28.05	0.31	(1.45)	(1.14)	(0.10)	—	—	(0.10)	—	(1.24)	26.81	(4.05)	3,675	2.01	2.36	1.15	101
7/1/17 to 6/30/18	26.13	0.16	1.84	2.00	(0.08)	—	—	(0.08)	—	1.92	28.05	7.63	8,113	2.01	2.36	0.55	88
Class P
7/1/22 to 12/31/22(6)	$ 26.65	0.49	(2.01)	(1.52)	(0.84)	—	—	(0.84)	—	(2.36)	$ 24.29	(5.68) % (7)	$ 4,695	1.08% (8)(9)	1.32%	3.82%	53%
7/1/21 to 6/30/22	36.71	0.79	(10.24)	(9.45)	(0.61)	—	—	(0.61)	—	(10.06)	26.65	(26.00)	6,578	1.04	1.18	2.48	112
7/1/20 to 6/30/21	25.30	0.33	11.53	11.86	(0.45)	—	—	(0.45)	—	11.41	36.71	47.12	7,945	1.02 (10)	1.32	1.05	80
7/1/19 to 6/30/20	26.46	0.53	(1.06)	(0.53)	(0.63)	—	—	(0.63)	—	(1.16)	25.30	(2.19)	12,814	1.03	1.38	2.07	83
7/1/18 to 6/30/19	28.02	0.55	(1.47)	(0.92)	(0.64)	—	—	(0.64)	—	(1.56)	26.46	(3.05)	20,454	1.01	1.36	2.08	101
7/1/17 to 6/30/18	26.17	0.46	1.84	2.30	(0.45)	—	—	(0.45)	—	1.85	28.02	8.71	29,887	1.01	1.36	1.55	88
Institutional Class
7/1/22 to 12/31/22(6)	$ 27.33	0.49	(2.03)	(1.54)	(0.79)	—	—	(0.79)	—	(2.33)	$ 25.00	(5.63) % (7)	$ 68,459	0.98% (8)(9)	1.33%	3.76%	53%
7/1/21 to 6/30/22	37.62	0.78	(10.43)	(9.65)	(0.64)	—	—	(0.64)	—	(10.29)	27.33	(25.92)	72,307	0.94	1.19	2.37	112
7/1/20 to 6/30/21	25.91	0.48	11.70	12.18	(0.47)	—	—	(0.47)	—	11.71	37.62	47.27	206,383	0.93 (10)	1.26	1.43	80
7/1/19 to 6/30/20	27.10	0.54	(1.06)	(0.52)	(0.67)	—	—	(0.67)	—	(1.19)	25.91	(2.11)	186,595	0.93	1.28	2.05	83
7/1/18 to 6/30/19	28.72	0.54	(1.47)	(0.93)	(0.69)	—	—	(0.69)	—	(1.62)	27.10	(2.97)	282,196	0.91	1.26	2.03	101
7/1/17 to 6/30/18	26.83	0.53	1.85	2.38	(0.49)	—	—	(0.49)	—	1.89	28.72	8.79	197,536	0.91	1.26	1.74	88
Class R6
7/1/22 to 12/31/22(6)	$ 27.15	0.49	(2.02)	(1.53)	(0.96)	—	—	(0.96)	—	(2.49)	$ 24.66	(5.63) % (7)	$ 26,123	0.93% (8)(9)	1.19%	3.76%	53%
7/1/21 to 6/30/22	37.40	0.86	(10.43)	(9.57)	(0.68)	—	—	(0.68)	—	(10.25)	27.15	(25.89)	29,700	0.89	1.08	2.64	112
7/1/20 to 6/30/21	25.78	0.49	11.64	12.13	(0.51)	—	—	(0.51)	—	11.62	37.40	47.34	30,722	0.88 (10)	1.18	1.47	80
7/1/19 to 6/30/20	26.96	0.54	(1.03)	(0.49)	(0.69)	—	—	(0.69)	—	(1.18)	25.78	(2.04)	19,582	0.88	1.23	2.10	83
7/1/18 to 6/30/19	28.57	0.57	(1.48)	(0.91)	(0.70)	—	—	(0.70)	—	(1.61)	26.96	(2.93)	23,647	0.86	1.21	2.13	101
7/1/17 to 6/30/18	26.69	0.62	1.76	2.38	(0.50)	—	—	(0.50)	—	1.88	28.57	8.85	24,277	0.86	1.21	2.03	88
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Income & Growth Fund
Class A
7/1/22 to 12/31/22(6)	$ 10.20	0.11	0.05	0.16	(0.12)	—	(0.30)	(0.42)	—	(0.26)	$ 9.94	1.50%	$1,870,006	1.15% (9)(12)	1.15%	2.06%	15%
7/1/21 to 6/30/22	13.26	0.16	(2.38)	(2.22)	(0.19)	—	(0.65)	(0.84)	—	(3.06)	10.20	(17.65)	1,963,340	1.14 (12)	1.14	1.28	70
7/1/20 to 6/30/21	10.89	0.14	3.07	3.21	(0.19)	—	(0.65)	(0.84)	—	2.37	13.26	30.29	2,403,182	1.19 (10)(12)	1.22	1.11	83
7/1/19 to 6/30/20	11.01	0.18	0.54	0.72	(0.21)	—	(0.63)	(0.84)	—	(0.12)	10.89	6.98	1,631,126	1.28	1.29	1.65	93
7/1/18 to 6/30/19	11.34	0.20	0.38	0.58	(0.25)	—	(0.66)	(0.91)	—	(0.33)	11.01 (13)	5.45 (13)	1,458,642	1.28	1.29	1.84	66
7/1/17 to 6/30/18	11.24	0.23	0.82	1.05	(0.28)	—	(0.67)	(0.95)	—	0.10	11.34	9.58	1,250,639	1.28	1.29	1.99	102
Class C
7/1/22 to 12/31/22(6)	$ 9.10	0.06	0.05	0.11	(0.09)	—	(0.30)	(0.39)	—	(0.28)	$ 8.82	1.14%	$ 968,928	1.90% (9)(12)	1.90%	1.30%	15%
7/1/21 to 6/30/22	11.94	0.06	(2.14)	(2.08)	(0.11)	—	(0.65)	(0.76)	—	(2.84)	9.10	(18.31)	1,096,937	1.90 (12)	1.90	0.51	70
7/1/20 to 6/30/21	9.89	0.04	2.78	2.82	(0.12)	—	(0.65)	(0.77)	—	2.05	11.94	29.31	1,467,948	1.95 (10)(12)	1.98	0.36	83
7/1/19 to 6/30/20	10.07	0.09	0.50	0.59	(0.14)	—	(0.63)	(0.77)	—	(0.18)	9.89	6.31	1,215,780	2.03	2.04	0.90	93
7/1/18 to 6/30/19	10.46	0.11	0.34	0.45	(0.18)	—	(0.66)	(0.84)	—	(0.39)	10.07 (13)	4.60 (13)	1,234,667	2.03	2.04	1.09	66
7/1/17 to 6/30/18	10.44	0.13	0.76	0.89	(0.20)	—	(0.67)	(0.87)	—	0.02	10.46	8.78	1,116,788	2.03	2.04	1.24	102
Class P
7/1/22 to 12/31/22(6)	$ 10.54	0.12	0.06	0.18	(0.13)	—	(0.30)	(0.43)	—	(0.25)	$ 10.29	1.65%	$ 997,004	0.91% (9)(12)	0.91%	2.29%	15%
7/1/21 to 6/30/22	13.67	0.19	(2.46)	(2.27)	(0.21)	—	(0.65)	(0.86)	—	(3.13)	10.54	(17.47)	1,176,186	0.91 (12)	0.91	1.49	70
7/1/20 to 6/30/21	11.20	0.17	3.17	3.34	(0.22)	—	(0.65)	(0.87)	—	2.47	13.67	30.61	1,822,852	0.95 (10)(12)	0.98	1.35	83
7/1/19 to 6/30/20	11.29	0.21	0.57	0.78	(0.24)	—	(0.63)	(0.87)	—	(0.09)	11.20	7.32	1,253,364	1.03	1.04	1.90	93
7/1/18 to 6/30/19	11.61	0.23	0.38	0.61	(0.27)	—	(0.66)	(0.93)	—	(0.32)	11.29 (13)	5.64 (13)	1,122,083	1.03	1.04	2.09	66
7/1/17 to 6/30/18	11.48	0.26	0.84	1.10	(0.30)	—	(0.67)	(0.97)	—	0.13	11.61	9.90	897,716	1.03	1.04	2.24	102
Institutional Class
7/1/22 to 12/31/22(6)	$ 10.67	0.12	0.06	0.18	(0.13)	—	(0.30)	(0.43)	—	(0.25)	$ 10.42	1.62%	$1,153,751	0.91% (9)(12)	0.91%	2.29%	15%
7/1/21 to 6/30/22	13.83	0.20	(2.50)	(2.30)	(0.21)	—	(0.65)	(0.86)	—	(3.16)	10.67	(17.48)	1,236,562	0.92 (12)	0.92	1.51	70
7/1/20 to 6/30/21	11.32	0.18	3.20	3.38	(0.22)	—	(0.65)	(0.87)	—	2.51	13.83	30.71	1,315,140	0.90 (10)	0.93	1.40	83
7/1/19 to 6/30/20	11.41	0.22	0.57	0.79	(0.25)	—	(0.63)	(0.88)	—	(0.09)	11.32	7.35	798,280	0.93	0.94	2.00	93
7/1/18 to 6/30/19	11.72	0.25	0.38	0.63	(0.28)	—	(0.66)	(0.94)	—	(0.31)	11.41 (13)	5.78 (13)	702,741	0.93	0.94	2.19	66
7/1/17 to 6/30/18	11.58	0.28	0.84	1.12	(0.31)	—	(0.67)	(0.98)	—	0.14	11.72	10.00	460,024	0.93	0.94	2.34	102

KAR Global Small-Cap Fund
Class A
7/1/22 to 12/31/22(6)	$ 28.33	0.05	0.59	0.64	—	—	(0.87)	(0.87)	0.05	(0.18)	$ 28.15	2.41% (7)	$ 30,329	1.63% (9)	1.63%	0.34%	113%
7/1/21 to 6/30/22	52.31	(0.02)	(10.43)	(10.45)	—	—	(13.53)	(13.53)	—	(23.98)	28.33	(26.07)	32,248	1.56 (12)(14)	1.55	(0.04)	90
7/1/20 to 6/30/21	35.72	(0.25)	19.01	18.76	—	—	(2.17)	(2.17)	—	16.59	52.31	53.24	51,169	1.60 (12)	1.60	(0.54)	106
7/1/19 to 6/30/20	39.37	(0.23)	(0.47)	(0.70)	—	—	(2.95)	(2.95)	—	(3.65)	35.72	(2.20)	36,141	1.63	1.63	(0.63)	93
7/1/18 to 6/30/19	51.40	(0.14)	(3.88)	(4.02)	—	—	(8.01)	(8.01)	—	(12.03)	39.37	(4.64)	46,947	1.62	1.62	(0.34)	85
7/1/17 to 6/30/18	47.75	(0.26)	8.28	8.02	(0.10)	—	(4.27)	(4.37)	—	3.65	51.40 (13)	17.08 (13)	56,929	1.62	1.62	(0.51)	77
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
KAR Global Small-Cap Fund (Continued)
Class C
7/1/22 to 12/31/22(6)	$ 20.69	(0.04)	0.43	0.39	—	—	(0.87)	(0.87)	0.04	(0.44)	$ 20.25	2.05% (7)	$ 894	2.38% (9)	2.42%	(0.38) %	113%
7/1/21 to 6/30/22	42.24	(0.29)	(7.73)	(8.02)	—	—	(13.53)	(13.53)	—	(21.55)	20.69	(26.64)	1,438	2.32 (12)	2.32	(0.90)	90
7/1/20 to 6/30/21	29.36	(0.50)	15.55	15.05	—	—	(2.17)	(2.17)	—	12.88	42.24	52.11	3,374	2.35 (12)	2.35	(1.34)	106
7/1/19 to 6/30/20	33.10	(0.42)	(0.37)	(0.79)	—	—	(2.95)	(2.95)	—	(3.74)	29.36	(2.92)	4,120	2.38	2.38	(1.39)	93
7/1/18 to 6/30/19	45.13	(0.45)	(3.57)	(4.02)	—	—	(8.01)	(8.01)	—	(12.03)	33.10	(5.37)	7,354	2.37	2.37	(1.18)	85
7/1/17 to 6/30/18	42.62	(0.57)	7.35	6.78	—	—	(4.27)	(4.27)	—	2.51	45.13 (13)	16.21 (13)	19,630	2.37	2.37	(1.25)	77
Class P
7/1/22 to 12/31/22(6)	$ 32.13	0.10	0.66	0.76	—	—	(0.87)	(0.87)	0.06	(0.05)	$ 32.08	2.53% (7)	$ 1,758	1.38% (9)(12)	1.38%	0.60%	113%
7/1/21 to 6/30/22	57.32	0.09	(11.75)	(11.66)	—	—	(13.53)	(13.53)	—	(25.19)	32.13	(25.87)	2,067	1.30 (12)	1.30	0.20	90
7/1/20 to 6/30/21	38.89	(0.19)	20.79	20.60	—	—	(2.17)	(2.17)	—	18.43	57.32	53.64	3,609	1.35 (12)	1.35	(0.38)	106
7/1/19 to 6/30/20	42.51	(0.18)	(0.49)	(0.67)	—	—	(2.95)	(2.95)	—	(3.62)	38.89	(1.96)	4,444	1.37	1.37	(0.44)	93
7/1/18 to 6/30/19	54.57	(0.06)	(3.99)	(4.05)	—	—	(8.01)	(8.01)	—	(12.06)	42.51	(4.40)	11,675	1.37	1.37	(0.13)	85
7/1/17 to 6/30/18	50.40	(0.15)	8.75	8.60	(0.16)	—	(4.27)	(4.43)	—	4.17	54.57 (13)	17.36 (13)	18,262	1.37	1.37	(0.27)	77
Institutional Class
7/1/22 to 12/31/22(6)	$ 32.74	0.11	0.69	0.80	—	—	(0.87)	(0.87)	0.06	(0.01)	$ 32.73	2.61% (7)	$ 23,628	1.28% (9)	1.38%	0.68%	113%
7/1/21 to 6/30/22	58.13	0.11	(11.97)	(11.86)	—	—	(13.53)	(13.53)	—	(25.39)	32.74	(25.86)	25,453	1.28	1.29	0.23	90
7/1/20 to 6/30/21	39.39	(0.10)	21.01	20.91	—	—	(2.17)	(2.17)	—	18.74	58.13	53.75	40,486	1.27 (10)	1.30	(0.20)	106
7/1/19 to 6/30/20	42.97	(0.13)	(0.50)	(0.63)	—	—	(2.95)	(2.95)	—	(3.58)	39.39	(1.84)	29,849	1.27	1.27	(0.32)	93
7/1/18 to 6/30/19	55.01	0.01	(4.04)	(4.03)	—	—	(8.01)	(8.01)	—	(12.04)	42.97	(4.32)	67,916	1.27	1.27	0.01	85
7/1/17 to 6/30/18	50.77	(0.09)	8.81	8.72	(0.21)	—	(4.27)	(4.48)	—	4.24	55.01 (13)	17.48 (13)	98,623	1.27	1.27	(0.17)	77

KAR Health Sciences Fund
Class A
7/1/22 to 12/31/22(6)	$ 29.94	(0.07)	0.38	0.31	—	—	(2.63)	(2.63)	— (11)	(2.32)	$ 27.62	0.95% (7)	$ 144,652	1.39% (9)(12)	1.39%	(0.48) %	65%
7/1/21 to 6/30/22	38.11	(0.03)	(0.65)	(0.68)	—	—	(7.49)	(7.49)	—	(8.17)	29.94	(3.75)	149,236	1.37 (12)	1.37	(0.08)	114
7/1/20 to 6/30/21	34.21	(0.01)	8.76	8.75	(0.03)	—	(4.82)	(4.85)	—	3.90	38.11	27.66	169,577	1.43 (12)	1.43	(0.04)	102
7/1/19 to 6/30/20	32.27	0.05	4.22	4.27	(0.01)	—	(2.32)	(2.33)	—	1.94	34.21	13.37	148,223	1.47	1.47	0.15	91
7/1/18 to 6/30/19	33.27	0.02	3.57	3.59	(0.31)	—	(4.28)	(4.59)	—	(1.00)	32.27	13.14	147,068	1.47	1.47	0.06	102
7/1/17 to 6/30/18	31.61	(0.02)	1.68	1.66	—	—	—	—	—	1.66	33.27	5.25	141,122	1.47	1.47	(0.05)	55
Class C
7/1/22 to 12/31/22(6)	$ 18.83	(0.11)	0.24	0.13	—	—	(2.63)	(2.63)	— (11)	(2.50)	$ 16.33	0.55% (7)	$ 3,115	2.14% (9)(12)	2.14%	(1.23) %	65%
7/1/21 to 6/30/22	26.74	(0.19)	(0.23)	(0.42)	—	—	(7.49)	(7.49)	—	(7.91)	18.83	(4.47)	3,469	2.13 (12)	2.13	(0.82)	114
7/1/20 to 6/30/21	25.44	(0.21)	6.33	6.12	— (11)	—	(4.82)	(4.82)	—	1.30	26.74	26.73	3,758	2.18 (12)	2.18	(0.80)	102
7/1/19 to 6/30/20	24.71	(0.15)	3.20	3.05	—	—	(2.32)	(2.32)	—	0.73	25.44	12.52	4,221	2.22	2.22	(0.60)	91
7/1/18 to 6/30/19	26.43	(0.19)	2.75	2.56	—	—	(4.28)	(4.28)	—	(1.72)	24.71	12.34	4,131	2.22	2.22	(0.75)	102
7/1/17 to 6/30/18	25.30	(0.21)	1.34	1.13	—	—	—	—	—	1.13	26.43	4.47	8,218	2.22	2.22	(0.81)	55
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
KAR Health Sciences Fund (Continued)
Class P
7/1/22 to 12/31/22(6)	$ 30.71	(0.02)	0.38	0.36	—	—	(2.63)	(2.63)	0.01	(2.26)	$ 28.45	1.12% (7)	$ 1,294	1.03% (9)(12)	1.03%	(0.12) %	65%
7/1/21 to 6/30/22	38.79	0.13	(0.72)	(0.59)	—	—	(7.49)	(7.49)	—	(8.08)	30.71	(3.42)	2,125	1.04 (12)	1.04	0.39	114
7/13/20 (15) to 6/30/21	35.14	0.09	8.62	8.71	(0.24)	—	(4.82)	(5.06)	—	3.65	38.79	26.91	880	1.13 (12)	1.13	0.25	102 (16)
Institutional Class
7/1/22 to 12/31/22(6)	$ 30.75	(0.03)	0.38	0.35	—	—	(2.63)	(2.63)	0.01	(2.27)	$ 28.48	1.08% (7)	$ 14,280	1.13% (9)(14)	1.13%	(0.21) %	65%
7/1/21 to 6/30/22	38.87	0.04	(0.67)	(0.63)	—	—	(7.49)	(7.49)	—	(8.12)	30.75	(3.53)	23,444	1.12	1.14	0.11	114
7/1/20 to 6/30/21	34.85	0.10	8.94	9.04	(0.20)	—	(4.82)	(5.02)	—	4.02	38.87	28.07	21,122	1.12	1.14	0.28	102
7/1/19 to 6/30/20	32.76	0.15	4.30	4.45	(0.04)	—	(2.32)	(2.36)	—	2.09	34.85	13.76	11,182	1.12	1.12	0.45	91
7/1/18 to 6/30/19	33.69	0.13	3.63	3.76	(0.41)	—	(4.28)	(4.69)	—	(0.93)	32.76	13.54	4,290	1.12	1.12	0.39	102
7/1/17 to 6/30/18	31.90	0.10	1.69	1.79	—	—	—	—	—	1.79	33.69	5.61	2,854	1.12	1.12	0.29	55

NFJ Dividend Value Fund
Class A
7/1/22 to 12/31/22(6)	$ 11.44	0.11	(0.03)	0.08	(0.10)	—	(1.65)	(1.75)	—	(1.67)	$ 9.77	0.81%	$ 337,340	1.03% (12)	1.03%	1.86%	31%
7/1/21 to 6/30/22	12.73	0.18	(0.61)	(0.43)	(0.18)	—	(0.68)	(0.86)	—	(1.29)	11.44	(4.16)	365,634	1.01 (12)	1.01	1.40	65
7/1/20 to 6/30/21	9.67	0.15	3.07	3.22	(0.16)	—	— (11)	(0.16)	—	3.06	12.73	33.47	422,719	1.02 (10)(12)	1.06	1.36	67
7/1/19 to 6/30/20	12.11	0.19	(1.01)	(0.82)	(0.20)	—	(1.42)	(1.62)	—	(2.44)	9.67	(8.54)	329,828	1.04	1.12	1.74	139
7/1/18 to 6/30/19	14.76	0.26	(0.05)	0.21	(0.26)	—	(2.60)	(2.86)	—	(2.65)	12.11	4.39	453,255	1.01	1.11	1.97	52
7/1/17 to 6/30/18	17.20	0.27	1.45	1.72	(0.28)	—	(3.88)	(4.16)	—	(2.44)	14.76	9.55	480,068	0.95	1.10	1.66	47
Class C
7/1/22 to 12/31/22(6)	$ 11.74	0.07	(0.03)	0.04	(0.05)	—	(1.65)	(1.70)	—	(1.66)	$ 10.08	0.43%	$ 10,214	1.73% (12)	1.73%	1.15%	31%
7/1/21 to 6/30/22	13.04	0.09	(0.64)	(0.55)	(0.07)	—	(0.68)	(0.75)	—	(1.30)	11.74	(4.91)	12,496	1.72 (12)	1.72	0.68	65
7/1/20 to 6/30/21	9.88	0.07	3.14	3.21	(0.05)	—	— (11)	(0.05)	—	3.16	13.04	32.53	18,956	1.77 (10)(12)	1.82	0.59	67
7/1/19 to 6/30/20	12.32	0.11	(1.02)	(0.91)	(0.11)	—	(1.42)	(1.53)	—	(2.44)	9.88	(9.17)	38,900	1.79	1.87	0.98	139
7/1/18 to 6/30/19	14.92	0.17	(0.05)	0.12	(0.12)	—	(2.60)	(2.72)	—	(2.60)	12.32	3.56	75,395	1.76	1.86	1.23	52
7/1/17 to 6/30/18	17.34	0.15	1.46	1.61	(0.15)	—	(3.88)	(4.03)	—	(2.42)	14.92	8.77	231,933	1.70	1.85	0.91	47
Class P
7/1/22 to 12/31/22(6)	$ 11.57	0.13	(0.03)	0.10	(0.12)	—	(1.65)	(1.77)	—	(1.67)	$ 9.90	0.94%	$ 135,254	0.73% (12)	0.73%	2.16%	31%
7/1/21 to 6/30/22	12.87	0.22	(0.63)	(0.41)	(0.21)	—	(0.68)	(0.89)	—	(1.30)	11.57	(3.93)	153,578	0.72 (12)	0.72	1.68	65
7/1/20 to 6/30/21	9.77	0.18	3.10	3.28	(0.18)	—	— (11)	(0.18)	—	3.10	12.87	33.79	210,888	0.76 (10)(12)	0.81	1.60	67
7/1/19 to 6/30/20	12.21	0.23	(1.02)	(0.79)	(0.23)	—	(1.42)	(1.65)	—	(2.44)	9.77	(8.23)	221,250	0.79	0.87	1.98	139
7/1/18 to 6/30/19	14.87	0.30	(0.05)	0.25	(0.31)	—	(2.60)	(2.91)	—	(2.66)	12.21	4.62	378,642	0.76	0.86	2.22	52
7/1/17 to 6/30/18	17.30	0.32	1.45	1.77	(0.32)	—	(3.88)	(4.20)	—	(2.43)	14.87	9.83	551,096	0.70	0.85	1.91	47
Institutional Class
7/1/22 to 12/31/22(6)	$ 11.55	0.13	(0.03)	0.10	(0.12)	—	(1.65)	(1.77)	—	(1.67)	$ 9.88	0.96%	$ 83,249	0.70%	0.73%	2.18%	31%
7/1/21 to 6/30/22	12.85	0.22	(0.63)	(0.41)	(0.21)	—	(0.68)	(0.89)	—	(1.30)	11.55	(3.95)	91,990	0.70	0.75	1.71	65
7/1/20 to 6/30/21	9.75	0.19	3.10	3.29	(0.19)	—	— (11)	(0.19)	—	3.10	12.85	33.95	122,996	0.70	0.75	1.67	67
7/1/19 to 6/30/20	12.20	0.24	(1.03)	(0.79)	(0.24)	—	(1.42)	(1.66)	—	(2.45)	9.75	(8.24)	117,755	0.69	0.77	2.07	139
7/1/18 to 6/30/19	14.87	0.31	(0.05)	0.26	(0.33)	—	(2.60)	(2.93)	—	(2.67)	12.20	4.75	263,357	0.66	0.76	2.32	52
7/1/17 to 6/30/18	17.30	0.34	1.45	1.79	(0.34)	—	(3.88)	(4.22)	—	(2.43)	14.87	9.94	438,422	0.60	0.75	2.03	47
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
NFJ Dividend Value Fund (Continued)
Class R6
7/1/22 to 12/31/22(6)	$ 11.49	0.13	(0.02)	0.11	(0.13)	—	(1.65)	(1.78)	—	(1.67)	$ 9.82	1.02%	$ 77,785	0.64% (12)	0.64%	2.26%	31%
7/1/21 to 6/30/22	12.79	0.23	(0.63)	(0.40)	(0.22)	—	(0.68)	(0.90)	—	(1.30)	11.49	(3.85)	72,399	0.63 (12)	0.63	1.78	65
7/1/20 to 6/30/21	9.71	0.19	3.08	3.27	(0.19)	—	— (11)	(0.19)	—	3.08	12.79	33.98	82,578	0.64 (10)	0.69	1.72	67
7/1/19 to 6/30/20	12.15	0.24	(1.02)	(0.78)	(0.24)	—	(1.42)	(1.66)	—	(2.44)	9.71	(8.12)	60,490	0.64	0.72	2.15	139
7/1/18 to 6/30/19	14.83	0.31	(0.04)	0.27	(0.35)	—	(2.60)	(2.95)	—	(2.68)	12.15	4.82	65,935	0.61	0.71	2.38	52
7/1/17 to 6/30/18	17.27	0.34	1.45	1.79	(0.35)	—	(3.88)	(4.23)	—	(2.44)	14.83	9.96	85,285	0.55	0.70	2.06	47
Administrative Class
7/1/22 to 12/31/22(6)	$ 11.80	0.12	(0.03)	0.09	(0.10)	—	(1.65)	(1.75)	—	(1.66)	$ 10.14	0.88%	$ 32,970	0.95%	0.97%	1.95%	31%
7/1/21 to 6/30/22	13.12	0.19	(0.64)	(0.45)	(0.19)	—	(0.68)	(0.87)	—	(1.32)	11.80	(4.20)	33,060	0.95	0.99	1.46	65
7/1/20 to 6/30/21	9.96	0.17	3.15	3.32	(0.16)	—	— (11)	(0.16)	—	3.16	13.12	33.55	33,289	0.94 (10)	0.98	1.44	67
7/1/19 to 6/30/20	12.41	0.21	(1.03)	(0.82)	(0.21)	—	(1.42)	(1.63)	—	(2.45)	9.96	(8.33)	25,794	0.94	1.02	1.84	139
7/1/18 to 6/30/19	15.04	0.28	(0.05)	0.23	(0.26)	—	(2.60)	(2.86)	—	(2.63)	12.41	4.42	47,049	0.91	1.01	2.07	52
7/1/17 to 6/30/18	17.41	0.32	1.43	1.75	(0.24)	—	(3.88)	(4.12)	—	(2.37)	15.04	9.67	84,009	0.85	1.00	1.87	47

NFJ International Value Fund
Class A
7/1/22 to 12/31/22(6)	$ 17.83	0.14	(0.06)	0.08	(0.31)	—	—	(0.31)	—	(0.23)	$ 17.60	0.54%	$ 47,769	1.30%	1.35%	1.63%	38%
7/1/21 to 6/30/22	22.93	0.40	(5.10)	(4.70)	(0.40)	—	—	(0.40)	—	(5.10)	17.83	(20.78)	50,307	1.30	1.33	1.90	66
7/1/20 to 6/30/21	16.86	0.28	6.15	6.43	(0.36)	—	—	(0.36)	—	6.07	22.93	38.47	73,311	1.30 (10)(12)	1.34	1.38	116
7/1/19 to 6/30/20	18.47	0.36	(1.58)	(1.22)	(0.39)	—	—	(0.39)	—	(1.61)	16.86	(6.66)	55,297	1.30	1.37	2.06	91
7/1/18 to 6/30/19	18.52	0.33	(0.08)	0.25	(0.30)	—	—	(0.30)	—	(0.05)	18.47	1.44	71,931	1.30	1.38	1.84	49
7/1/17 to 6/30/18	18.13	0.34	0.38	0.72	(0.32)	(0.01)	—	(0.33)	—	0.39	18.52	3.95	88,385	1.29	1.37	1.76	63
Class C
7/1/22 to 12/31/22(6)	$ 17.47	0.08	(0.06)	0.02	(0.23)	—	—	(0.23)	—	(0.21)	$ 17.26	0.16%	$ 1,236	2.05%	2.07%	0.94%	38%
7/1/21 to 6/30/22	22.51	0.25	(5.00)	(4.75)	(0.29)	—	—	(0.29)	—	(5.04)	17.47	(21.32)	1,724	2.02 (12)	2.02	1.21	66
7/1/20 to 6/30/21	16.57	0.11	6.04	6.15	(0.21)	—	—	(0.21)	—	5.94	22.51	37.40	3,576	2.02 (12)	2.07	0.56	116
7/1/19 to 6/30/20	18.15	0.22	(1.54)	(1.32)	(0.26)	—	—	(0.26)	—	(1.58)	16.57	(7.33)	7,488	2.05	2.12	1.27	91
7/1/18 to 6/30/19	18.20	0.17	(0.04)	0.13	(0.18)	—	—	(0.18)	—	(0.05)	18.15	0.76	13,926	2.05	2.13	0.98	49
7/1/17 to 6/30/18	17.86	0.19	0.37	0.56	(0.21)	(0.01)	—	(0.22)	—	0.34	18.20	3.11	36,184	2.04	2.12	0.99	63
Class P
7/1/22 to 12/31/22(6)	$ 17.96	0.17	(0.08)	0.09	(0.33)	—	—	(0.33)	—	(0.24)	$ 17.72	0.60%	$ 14,716	1.04% (12)	1.04%	1.92%	38%
7/1/21 to 6/30/22	23.09	0.47	(5.13)	(4.66)	(0.47)	—	—	(0.47)	—	(5.13)	17.96	(20.52)	17,205	1.01 (12)	1.01	2.20	66
7/1/20 to 6/30/21	16.96	0.34	6.19	6.53	(0.40)	—	—	(0.40)	—	6.13	23.09	38.86	26,708	1.03 (10)(12)	1.07	1.65	116
7/1/19 to 6/30/20	18.58	0.41	(1.60)	(1.19)	(0.43)	—	—	(0.43)	—	(1.62)	16.96	(6.45)	22,912	1.05	1.12	2.29	91
7/1/18 to 6/30/19	18.61	0.35	(0.04)	0.31	(0.34)	—	—	(0.34)	—	(0.03)	18.58	1.76	38,655	1.05	1.13	1.93	49
7/1/17 to 6/30/18	18.21	0.36	0.41	0.77	(0.36)	(0.01)	—	(0.37)	—	0.40	18.61	4.17	89,644	1.04	1.12	1.87	63
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
NFJ International Value Fund (Continued)
Institutional Class
7/1/22 to 12/31/22(6)	$ 17.96	0.18	(0.06)	0.12	(0.34)	—	—	(0.34)	—	(0.22)	$ 17.74	0.73%	$ 27,379	0.95%	0.99%	2.05%	38%
7/1/21 to 6/30/22	23.11	0.48	(5.14)	(4.66)	(0.49)	—	—	(0.49)	—	(5.15)	17.96	(20.52)	38,243	0.95	0.98	2.25	66
7/1/20 to 6/30/21	16.98	0.36	6.19	6.55	(0.42)	—	—	(0.42)	—	6.13	23.11	38.95	48,096	0.95	1.00	1.76	116
7/1/19 to 6/30/20	18.60	0.43	(1.60)	(1.17)	(0.45)	—	—	(0.45)	—	(1.62)	16.98	(6.33)	37,009	0.95	1.02	2.41	91
7/1/18 to 6/30/19	18.64	0.41	(0.08)	0.33	(0.37)	—	—	(0.37)	—	(0.04)	18.60	1.84	46,473	0.95	1.03	2.24	49
7/1/17 to 6/30/18	18.24	0.42	0.36	0.78	(0.37)	(0.01)	—	(0.38)	—	0.40	18.64	4.27	55,924	0.94	1.02	2.14	63
Class R6
7/1/22 to 12/31/22(6)	$ 17.95	0.18	(0.07)	0.11	(0.34)	—	—	(0.34)	—	(0.23)	$ 17.72	0.71%	$ 2,964	0.90%	0.93%	2.04%	38%
7/1/21 to 6/30/22	23.08	0.51	(5.15)	(4.64)	(0.49)	—	—	(0.49)	—	(5.13)	17.95	(20.42)	3,477	0.90	0.93	2.40	66
7/1/20 to 6/30/21	16.97	0.41	6.13	6.54	(0.43)	—	—	(0.43)	—	6.11	23.08	38.97	2,741	0.90	0.95	1.96	116
7/1/19 to 6/30/20	18.59	0.44	(1.60)	(1.16)	(0.46)	—	—	(0.46)	—	(1.62)	16.97	(6.28)	1,230	0.90	0.97	2.47	91
7/1/18 to 6/30/19	18.63	0.37	(0.04)	0.33	(0.37)	—	—	(0.37)	—	(0.04)	18.59	1.88	1,277	0.90	0.98	2.07	49
7/1/17 to 6/30/18	18.19	0.29	0.50	0.79	(0.34)	(0.01)	—	(0.35)	—	0.44	18.63	4.31	1,836	0.89	0.97	1.48	63
Administrative Class
7/1/22 to 12/31/22(6)	$ 17.94	0.15	(0.07)	0.08	(0.32)	—	—	(0.32)	—	(0.24)	$ 17.70	0.51%	$ 1,354	1.20% (14)	1.36%	1.72%	38%
7/1/21 to 6/30/22	23.06	0.41	(5.11)	(4.70)	(0.42)	—	—	(0.42)	—	(5.12)	17.94	(20.69)	1,514	1.20	1.50	1.91	66
7/1/20 to 6/30/21	16.92	0.11	6.35	6.46	(0.32)	—	—	(0.32)	—	6.14	23.06	38.57	1,219	1.20	1.28	0.57	116
7/1/19 to 6/30/20	18.54	0.38	(1.59)	(1.21)	(0.41)	—	—	(0.41)	—	(1.62)	16.92	(6.58)	1,147	1.20	1.27	2.17	91
7/1/18 to 6/30/19	18.56	0.29	0.01	0.30	(0.32)	—	—	(0.32)	—	(0.02)	18.54	1.68	1,436	1.20	1.28	1.60	49
7/1/17 to 6/30/18	18.19	0.38	0.35	0.73	(0.35)	(0.01)	—	(0.36)	—	0.37	18.56	4.01	4,829	1.19	1.27	1.96	63

NFJ Large-Cap Value Fund
Class A
7/1/22 to 12/31/22(6)	$ 29.16	0.19	(0.27)	(0.08)	(0.19)	—	(4.59)	(4.78)	—	(4.86)	$ 24.30	(0.11) %	$ 147,213	1.01% (12)	1.01%	1.29%	24%
7/1/21 to 6/30/22	33.12	0.24	(2.09)	(1.85)	(0.20)	—	(1.91)	(2.11)	—	(3.96)	29.16	(6.36)	159,063	1.00 (12)	1.00	0.71	45
7/1/20 to 6/30/21	24.49	0.23	8.62	8.85	(0.22)	—	—	(0.22)	—	8.63	33.12	36.24	184,745	1.06 (12)	1.06	0.79	69
7/1/19 to 6/30/20	26.90	0.39	(1.88)	(1.49)	(0.41)	—	(0.51)	(0.92)	—	(2.41)	24.49	(5.71)	150,404	1.12	1.12	1.48	114
7/1/18 to 6/30/19	26.14	0.41	0.79	1.20	(0.39)	—	(0.05)	(0.44)	—	0.76	26.90	4.67	178,311	1.12	1.12	1.57	68
7/1/17 to 6/30/18	24.31	0.41	1.83	2.24	(0.41)	—	—	(0.41)	—	1.83	26.14	9.27	145,338	1.06	1.11	1.56	110
Class C
7/1/22 to 12/31/22(6)	$ 29.51	0.08	(0.29)	(0.21)	(0.06)	—	(4.59)	(4.65)	—	(4.86)	$ 24.65	(0.54) %	$ 2,449	1.78% (12)	1.78%	0.52%	24%
7/1/21 to 6/30/22	33.54	(0.02)	(2.09)	(2.11)	(0.01)	—	(1.91)	(1.92)	—	(4.03)	29.51	(7.05)	2,775	1.76 (12)	1.76	(0.05)	45
7/1/20 to 6/30/21	24.82	0.02	8.73	8.75	(0.03)	—	—	(0.03)	—	8.72	33.54	35.24	4,056	1.81 (12)	1.81	0.06	69
7/1/19 to 6/30/20	27.23	0.19	(1.88)	(1.69)	(0.21)	—	(0.51)	(0.72)	—	(2.41)	24.82	(6.41)	7,854	1.87	1.87	0.73	114
7/1/18 to 6/30/19	26.44	0.19	0.81	1.00	(0.16)	—	(0.05)	(0.21)	—	0.79	27.23	3.82	12,080	1.87	1.87	0.70	68
7/1/17 to 6/30/18	24.57	0.22	1.86	2.08	(0.21)	—	—	(0.21)	—	1.87	26.44	8.49	62,232	1.81	1.86	0.82	110
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
NFJ Large-Cap Value Fund (Continued)
Class P
7/1/22 to 12/31/22(6)	$ 29.49	0.23	(0.29)	(0.06)	(0.22)	—	(4.59)	(4.81)	—	(4.87)	$ 24.62	(0.01) %	$ 14,756	0.76% (12)	0.76%	1.55%	24%
7/1/21 to 6/30/22	33.46	0.32	(2.11)	(1.79)	(0.27)	—	(1.91)	(2.18)	—	(3.97)	29.49	(6.10)	15,206	0.75 (12)	0.75	0.95	45
7/1/20 to 6/30/21	24.73	0.30	8.71	9.01	(0.28)	—	—	(0.28)	—	8.73	33.46	36.60	20,413	0.81 (12)	0.81	1.04	69
7/1/19 to 6/30/20	27.16	0.46	(1.90)	(1.44)	(0.48)	—	(0.51)	(0.99)	—	(2.43)	24.73	(5.49)	15,384	0.87	0.87	1.73	114
7/1/18 to 6/30/19	26.38	0.48	0.81	1.29	(0.46)	—	(0.05)	(0.51)	—	0.78	27.16	4.95	19,097	0.87	0.87	1.80	68
7/1/17 to 6/30/18	24.53	0.47	1.86	2.33	(0.48)	—	—	(0.48)	—	1.85	26.38	9.54	20,242	0.81	0.86	1.80	110
Institutional Class
7/1/22 to 12/31/22(6)	$ 29.01	0.22	(0.29)	(0.07)	(0.21)	—	(4.59)	(4.80)	—	(4.87)	$ 24.14	(0.04) %	$ 79,147	0.77%	0.77%	1.49%	24%
7/1/21 to 6/30/22	32.96	0.32	(2.07)	(1.75)	(0.29)	—	(1.91)	(2.20)	—	(3.95)	29.01	(6.09)	113,368	0.74	0.74	0.98	45
7/1/20 to 6/30/21	24.37	0.31	8.58	8.89	(0.30)	—	—	(0.30)	—	8.59	32.96	36.66	129,083	0.75 (12)	0.75	1.09	69
7/1/19 to 6/30/20	26.77	0.48	(1.87)	(1.39)	(0.50)	—	(0.51)	(1.01)	—	(2.40)	24.37	(5.36)	92,001	0.77	0.77	1.81	114
7/1/18 to 6/30/19	26.02	0.50	0.79	1.29	(0.49)	—	(0.05)	(0.54)	—	0.75	26.77	5.02	132,572	0.77	0.77	1.91	68
7/1/17 to 6/30/18	24.20	0.49	1.84	2.33	(0.51)	—	—	(0.51)	—	1.82	26.02	9.66	127,728	0.71	0.76	1.89	110
Class R6
7/1/22 to 12/31/22(6)	$ 28.99	0.24	(0.28)	(0.04)	(0.24)	—	(4.59)	(4.83)	—	(4.87)	$ 24.12	0.06%	$ 68	0.65%	0.70%	1.66%	24%
10/29/21 (15) to 6/30/22	35.37	0.25	(4.47)	(4.22)	(0.25)	—	(1.91)	(2.16)	—	(6.38)	28.99	(12.65)	82	0.65	0.78	1.15	45 (16)
Administrative Class
7/1/22 to 12/31/22(6)	$ 29.67	0.20	(0.28)	(0.08)	(0.19)	—	(4.59)	(4.78)	—	(4.86)	$ 24.81	(0.08) %	$ 409	0.95%	0.95%	1.35%	24%
7/1/21 to 6/30/22	33.66	0.27	(2.13)	(1.86)	(0.22)	—	(1.91)	(2.13)	—	(3.99)	29.67	(6.28)	460	0.93 (12)(14)	0.91	0.79	45
7/1/20 to 6/30/21	24.85	0.25	8.75	9.00	(0.19)	—	—	(0.19)	—	8.81	33.66	36.33	520	1.01 (10)	1.02	0.89	69
7/1/19 to 6/30/20	27.29	0.42	(1.91)	(1.49)	(0.44)	—	(0.51)	(0.95)	—	(2.44)	24.85	(5.65)	1,181	1.02	1.02	1.58	114
7/1/18 to 6/30/19	26.51	0.45	0.80	1.25	(0.42)	—	(0.05)	(0.47)	—	0.78	27.29	4.77	1,381	1.02	1.02	1.66	68
7/1/17 to 6/30/18	24.64	0.43	1.88	2.31	(0.44)	—	—	(0.44)	—	1.87	26.51	9.40	1,323	0.96	1.01	1.64	110

NFJ Mid-Cap Value Fund
Class A
7/1/22 to 12/31/22(6)	$ 29.43	0.17	0.27	0.44	(0.39)	—	(6.38)	(6.77)	—	(6.33)	$ 23.10	1.48%	$ 463,370	1.00%	1.11%	1.17%	43%
7/1/21 to 6/30/22	35.54	0.24	(2.18)	(1.94)	(0.25)	—	(3.92)	(4.17)	—	(6.11)	29.43	(6.83)	495,612	1.00	1.10	0.70	76
7/1/20 to 6/30/21	25.72	0.30	9.83	10.13	(0.26)	—	(0.05)	(0.31)	—	9.82	35.54	39.60	596,144	1.00	1.16	0.98	96
7/1/19 to 6/30/20	30.60	0.38	(2.72)	(2.34)	(0.33)	—	(2.21)	(2.54)	—	(4.88)	25.72	(8.93)	474,970	0.99	1.21	1.30	197
7/1/18 to 6/30/19	30.06	0.44	0.54	0.98	(0.31)	—	(0.13)	(0.44)	—	0.54	30.60	3.46	595,707	0.99	1.21	1.48	81
7/1/17 to 6/30/18	31.41	0.39	1.27	1.66	(0.26)	—	(2.75)	(3.01)	—	(1.35)	30.06	4.88	518,293	1.04	1.21	1.22	31
Class C
7/1/22 to 12/31/22(6)	$ 22.96	0.05	0.21	0.26	(0.24)	—	(6.38)	(6.62)	—	(6.36)	$ 16.60	1.09%	$ 24,414	1.75%	1.83%	0.41%	43%
7/1/21 to 6/30/22	28.63	(0.01)	(1.65)	(1.66)	(0.09)	—	(3.92)	(4.01)	—	(5.67)	22.96	(7.48)	28,379	1.75	1.82	(0.05)	76
7/1/20 to 6/30/21	20.74	0.05	7.93	7.98	(0.04)	—	(0.05)	(0.09)	—	7.89	28.63	38.53	39,321	1.74 (10)	1.90	0.21	96
7/1/19 to 6/30/20	25.16	0.13	(2.18)	(2.05)	(0.16)	—	(2.21)	(2.37)	—	(4.42)	20.74	(9.64)	37,278	1.74	1.96	0.55	197
7/1/18 to 6/30/19	24.62	0.13	0.54	0.67	—	—	(0.13)	(0.13)	—	0.54	25.16	2.73	48,176	1.74	1.96	0.54	81
7/1/17 to 6/30/18	26.22	0.12	1.08	1.20	(0.05)	—	(2.75)	(2.80)	—	(1.60)	24.62	4.10	182,192	1.79	1.96	0.46	31
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
NFJ Mid-Cap Value Fund (Continued)
Class P
7/1/22 to 12/31/22(6)	$ 22.26	0.16	0.21	0.37	(0.48)	—	(6.38)	(6.86)	—	(6.49)	$ 15.77	1.59%	$ 79,925	0.75%	0.84%	1.40%	43%
7/1/21 to 6/30/22	27.90	0.24	(1.58)	(1.34)	(0.38)	—	(3.92)	(4.30)	—	(5.64)	22.26	(6.60)	99,992	0.75	0.83	0.90	76
7/1/20 to 6/30/21	20.30	0.29	7.74	8.03	(0.38)	—	(0.05)	(0.43)	—	7.60	27.90	39.93	239,250	0.75	0.90	1.23	96
7/1/19 to 6/30/20	24.68	0.36	(2.10)	(1.74)	(0.43)	—	(2.21)	(2.64)	—	(4.38)	20.30	(8.72)	211,729	0.74	0.96	1.57	197
7/1/18 to 6/30/19	24.35	0.41	0.43	0.84	(0.38)	—	(0.13)	(0.51)	—	0.33	24.68	3.75	197,201	0.74	0.96	1.70	81
7/1/17 to 6/30/18	26.01	0.37	1.10	1.47	(0.38)	—	(2.75)	(3.13)	—	(1.66)	24.35	5.17	200,081	0.77	0.96	1.46	31
Institutional Class
7/1/22 to 12/31/22(6)	$ 31.99	0.24	0.30	0.54	(0.47)	—	(6.38)	(6.85)	—	(6.31)	$ 25.68	1.66%	$ 311,600	0.65%	0.81%	1.49%	43%
7/1/21 to 6/30/22	38.28	0.39	(2.38)	(1.99)	(0.38)	—	(3.92)	(4.30)	—	(6.29)	31.99	(6.49)	381,239	0.65	0.81	1.06	76
7/1/20 to 6/30/21	27.70	0.44	10.59	11.03	(0.40)	—	(0.05)	(0.45)	—	10.58	38.28	40.11	460,452	0.65	0.84	1.33	96
7/1/19 to 6/30/20	32.77	0.51	(2.92)	(2.41)	(0.45)	—	(2.21)	(2.66)	—	(5.07)	27.70	(8.62)	385,311	0.64	0.86	1.67	197
7/1/18 to 6/30/19	32.15	0.58	0.57	1.15	(0.40)	—	(0.13)	(0.53)	—	0.62	32.77	3.83	406,173	0.64	0.86	1.82	81
7/1/17 to 6/30/18	33.41	0.51	1.38	1.89	(0.40)	—	(2.75)	(3.15)	—	(1.26)	32.15	5.26	332,110	0.66	0.86	1.53	31
Class R6
7/1/22 to 12/31/22(6)	$ 31.97	0.25	0.30	0.55	(0.52)	—	(6.38)	(6.90)	—	(6.35)	$ 25.62	1.71%	$ 82,666	0.60%	0.73%	1.57%	43%
7/1/21 to 6/30/22	38.24	0.41	(2.38)	(1.97)	(0.38)	—	(3.92)	(4.30)	—	(6.27)	31.97	(6.45)	87,682	0.60	0.72	1.12	76
7/1/20 to 6/30/21	27.68	0.45	10.59	11.04	(0.43)	—	(0.05)	(0.48)	—	10.56	38.24	40.17	85,969	0.60	0.78	1.37	96
7/1/19 to 6/30/20	32.75	0.56	(2.95)	(2.39)	(0.47)	—	(2.21)	(2.68)	—	(5.07)	27.68	(8.57)	66,260	0.59	0.81	1.86	197
7/1/18 to 6/30/19	32.13	0.63	0.53	1.16	(0.41)	—	(0.13)	(0.54)	—	0.62	32.75	3.89	18,052	0.59	0.81	2.03	81
12/18/17 (15) to 6/30/18	36.74	0.18	(1.61)	(1.43)	(0.43)	—	(2.75)	(3.18)	—	(4.61)	32.13	(4.25)	2,167	0.59	0.81	1.04	31 (16)
Administrative Class
7/1/22 to 12/31/22(6)	$ 30.61	0.20	0.28	0.48	(0.42)	—	(6.38)	(6.80)	—	(6.32)	$ 24.29	1.54%	$ 34,136	0.90%	1.10%	1.28%	43%
7/1/21 to 6/30/22	36.77	0.28	(2.26)	(1.98)	(0.26)	—	(3.92)	(4.18)	—	(6.16)	30.61	(6.70)	34,212	0.90	1.06	0.80	76
7/1/20 to 6/30/21	26.59	0.34	10.17	10.51	(0.28)	—	(0.05)	(0.33)	—	10.18	36.77	39.73	49,280	0.90	1.08	1.06	96
7/1/19 to 6/30/20	31.57	0.42	(2.81)	(2.39)	(0.38)	—	(2.21)	(2.59)	—	(4.98)	26.59	(8.85)	33,511	0.89	1.11	1.43	197
7/1/18 to 6/30/19	31.00	0.48	0.56	1.04	(0.34)	—	(0.13)	(0.47)	—	0.57	31.57	3.60	27,405	0.89	1.11	1.58	81
7/1/17 to 6/30/18	32.35	0.42	1.32	1.74	(0.34)	—	(2.75)	(3.09)	—	(1.35)	31.00	4.98	18,947	0.92	1.11	1.32	31

NFJ Small-Cap Value Fund
Class A
7/1/22 to 12/31/22(6)	$ 12.80	0.08	(0.01)	0.07	(0.14)	—	(1.96)	(2.10)	—	(2.03)	$ 10.77	0.47%	$ 220,069	1.17%	1.24%	1.19%	32%
7/1/21 to 6/30/22	15.67	0.10	(1.66)	(1.56)	(0.17)	—	(1.14)	(1.31)	—	(2.87)	12.80	(11.08)	236,990	1.17	1.21	0.68	52
7/1/20 to 6/30/21	11.07	0.18	4.71	4.89	(0.24)	—	(0.05)	(0.29)	—	4.60	15.67	44.57	325,048	1.18 (10)(12)	1.23	1.34	65
7/1/19 to 6/30/20	14.53	0.18	(2.28)	(2.10)	(0.06)	—	(1.30)	(1.36)	—	(3.46)	11.07	(16.62)	267,845	1.17	1.27	1.37	126
7/1/18 to 6/30/19	21.71	0.29	(2.73)	(2.44)	(0.62)	—	(4.12)	(4.74)	—	(7.18)	14.53	(7.70)	439,710	1.18	1.26	1.65	47
7/1/17 to 6/30/18	24.36	0.29	1.44	1.73	(0.12)	—	(4.26)	(4.38)	—	(2.65)	21.71	7.04	718,104	1.20	1.25	1.27	24
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
NFJ Small-Cap Value Fund (Continued)
Class C
7/1/22 to 12/31/22(6)	$ 11.10	0.02	(0.01)	0.01	(0.07)	—	(1.96)	(2.03)	—	(2.02)	$ 9.08	0.06%	$ 1,224	1.92%	1.96%	0.44%	32%
7/1/21 to 6/30/22	13.78	(0.01)	(1.43)	(1.44)	(0.10)	—	(1.14)	(1.24)	—	(2.68)	11.10	(11.72)	1,347	1.92	1.95	(0.06)	52
7/1/20 to 6/30/21	9.74	0.07	4.14	4.21	(0.12)	—	(0.05)	(0.17)	—	4.04	13.78	43.52	1,606	1.91 (12)	1.97	0.60	65
7/1/19 to 6/30/20	12.97	0.07	(2.00)	(1.93)	—	—	(1.30)	(1.30)	—	(3.23)	9.74	(17.26)	1,627	1.92	2.02	0.58	126
7/1/18 to 6/30/19	19.30	0.16	(2.41)	(2.25)	—	—	(4.08) (17)	(4.08)	—	(6.33)	12.97	(8.35)	3,984	1.93	2.01	0.88	47
7/1/17 to 6/30/18	22.14	0.11	1.31	1.42	—	—	(4.26)	(4.26)	—	(2.84)	19.30	6.26	106,052	1.95	2.00	0.54	24
Class P
7/1/22 to 12/31/22(6)	$ 15.30	0.11	(0.03)	0.08	(0.14)	—	(1.96)	(2.10)	—	(2.02)	$ 13.28	0.48%	$ 12,630	0.92%	0.93%	1.44%	32%
7/1/21 to 6/30/22	18.42	0.17	(1.97)	(1.80)	(0.18)	—	(1.14)	(1.32)	—	(3.12)	15.30	(10.73)	14,358	0.89 (12)	0.89	0.95	52
7/1/20 to 6/30/21	12.97	0.25	5.52	5.77	(0.27)	—	(0.05)	(0.32)	—	5.45	18.42	44.88	24,149	0.91 (12)	0.96	1.61	65
7/1/19 to 6/30/20	16.79	0.25	(2.68)	(2.43)	(0.09)	—	(1.30)	(1.39)	—	(3.82)	12.97	(16.39)	21,354	0.92	1.02	1.62	126
7/1/18 to 6/30/19	24.18	0.38	(2.97)	(2.59)	(0.68)	—	(4.12)	(4.80)	—	(7.39)	16.79	(7.49)	39,426	0.93	1.01	1.91	47
7/1/17 to 6/30/18	26.69	0.39	1.56	1.95	(0.20)	—	(4.26)	(4.46)	—	(2.51)	24.18	7.27	65,466	0.95	1.00	1.54	24
Institutional Class
7/1/22 to 12/31/22(6)	$ 15.51	0.12	(0.02)	0.10	(0.16)	—	(1.96)	(2.12)	—	(2.02)	$ 13.49	0.57%	$ 52,021	0.82%	0.92%	1.53%	32%
7/1/21 to 6/30/22	18.66	0.19	(2.01)	(1.82)	(0.19)	—	(1.14)	(1.33)	—	(3.15)	15.51	(10.72)	58,704	0.82	0.88	1.03	52
7/1/20 to 6/30/21	13.13	0.27	5.59	5.86	(0.28)	—	(0.05)	(0.33)	—	5.53	18.66	45.07	94,847	0.82	0.89	1.69	65
7/1/19 to 6/30/20	16.95	0.27	(2.72)	(2.45)	(0.07)	—	(1.30)	(1.37)	—	(3.82)	13.13	(16.31)	99,894	0.82	0.92	1.67	126
7/1/18 to 6/30/19	24.34	0.41	(3.00)	(2.59)	(0.68)	—	(4.12)	(4.80)	—	(7.39)	16.95	(7.42)	288,309	0.83	0.91	1.98	47
7/1/17 to 6/30/18	26.82	0.42	1.58	2.00	(0.22)	—	(4.26)	(4.48)	—	(2.48)	24.34	7.43	778,547	0.85	0.90	1.61	24
Class R6
7/1/22 to 12/31/22(6)	$ 15.35	0.12	(0.02)	0.10	(0.16)	—	(1.96)	(2.12)	—	(2.02)	$ 13.33	0.57%	$ 49,965	0.77%	0.83%	1.55%	32%
7/1/21 to 6/30/22	18.49	0.19	(1.97)	(1.78)	(0.22)	—	(1.14)	(1.36)	—	(3.14)	15.35	(10.63)	62,552	0.77	0.79	1.07	52
7/1/20 to 6/30/21	13.02	0.27	5.55	5.82	(0.30)	—	(0.05)	(0.35)	—	5.47	18.49	45.09	88,986	0.77	0.84	1.73	65
7/1/19 to 6/30/20	16.85	0.27	(2.68)	(2.41)	(0.12)	—	(1.30)	(1.42)	—	(3.83)	13.02	(16.25)	88,885	0.77	0.87	1.76	126
7/1/18 to 6/30/19	24.25	0.41	(2.99)	(2.58)	(0.70)	—	(4.12)	(4.82)	—	(7.40)	16.85	(7.37)	150,200	0.78	0.86	2.04	47
7/1/17 to 6/30/18	26.75	0.44	1.56	2.00	(0.24)	—	(4.26)	(4.50)	—	(2.50)	24.25	7.44	347,379	0.80	0.85	1.70	24
Administrative Class
7/1/22 to 12/31/22(6)	$ 12.79	0.08	(0.01)	0.07	(0.13)	—	(1.96)	(2.09)	—	(2.02)	$ 10.77	0.48%	$ 23,629	1.07%	1.10%	1.27%	32%
7/1/21 to 6/30/22	15.66	0.12	(1.65)	(1.53)	(0.20)	—	(1.14)	(1.34)	—	(2.87)	12.79	(10.95)	29,525	1.07	1.09	0.78	52
7/1/20 to 6/30/21	11.02	0.20	4.70	4.90	(0.21)	—	(0.05)	(0.26)	—	4.64	15.66	44.81	37,759	1.07	1.32	1.45	65
7/1/19 to 6/30/20	14.48	0.19	(2.27)	(2.08)	(0.08)	—	(1.30)	(1.38)	—	(3.46)	11.02	(16.58)	34,323	1.07	1.17	1.39	126
7/1/18 to 6/30/19	21.65	0.30	(2.73)	(2.43)	(0.62)	—	(4.12)	(4.74)	—	(7.17)	14.48	(7.64)	107,836	1.08	1.16	1.74	47
7/1/17 to 6/30/18	24.30	0.32	1.43	1.75	(0.14)	—	(4.26)	(4.40)	—	(2.65)	21.65	7.14	206,749	1.10	1.15	1.38	24
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Silvant Focused Growth Fund
Class A
7/1/22 to 12/31/22(6)	$ 49.11	(0.10)	(2.11)	(2.21)	—	—	(2.83)	(2.83)	— (11)	(5.04)	$ 44.07	(4.65) % (7)	$ 467,897	0.98% (9)(12)	0.98%	(0.41) %	56%
7/1/21 to 6/30/22	79.25	(0.32)	(16.15)	(16.47)	—	—	(13.67)	(13.67)	—	(30.14)	49.11	(25.81)	537,276	0.94 (12)	0.94	(0.45)	22
7/1/20 to 6/30/21	58.46	(0.35)	27.26	26.91	—	—	(6.12)	(6.12)	—	20.79	79.25	47.50	860,373	0.97 (10)	1.04	(0.50)	50
7/1/19 to 6/30/20	53.33	(0.10)	12.28	12.18	—	—	(7.05)	(7.05)	—	5.13	58.46	24.74	618,302	1.00	1.12	(0.20)	63
7/1/18 to 6/30/19	56.83	(0.08)	2.48	2.40	—	—	(5.90)	(5.90)	—	(3.50)	53.33	6.79	577,106	1.00	1.12	(0.15)	50
7/1/17 to 6/30/18	46.62	— (11)	10.92	10.92	—	—	(0.71)	(0.71)	—	10.21	56.83	23.53	421,188	0.99	1.11	—	40
Class C
7/1/22 to 12/31/22(6)	$ 22.51	(0.13)	(0.93)	(1.06)	—	—	(2.83)	(2.83)	— (11)	(3.89)	$ 18.62	(5.05) % (7)	$ 18,752	1.73% (9)(12)	1.73%	(1.16) %	56%
7/1/21 to 6/30/22	43.67	(0.43)	(7.06)	(7.49)	—	—	(13.67)	(13.67)	—	(21.16)	22.51	(26.37)	24,361	1.70 (12)	1.70	(1.22)	22
7/1/20 to 6/30/21	34.58	(0.50)	15.71	15.21	—	—	(6.12)	(6.12)	—	9.09	43.67	46.39	48,650	1.73 (12)	1.79	(1.25)	50
7/1/19 to 6/30/20	34.42	(0.31)	7.52	7.21	—	—	(7.05)	(7.05)	—	0.16	34.58	23.79	45,878	1.77	1.87	(0.97)	63
7/1/18 to 6/30/19	39.41	(0.36)	1.27	0.91	—	—	(5.90)	(5.90)	—	(4.99)	34.42	5.93	48,706	1.77	1.87	(0.93)	50
7/1/17 to 6/30/18	32.76	(0.29)	7.65	7.36	—	—	(0.71)	(0.71)	—	6.65	39.41	22.59	233,854	1.76	1.86	(0.77)	40
Class P
7/1/22 to 12/31/22(6)	$ 31.10	(0.03)	(1.31)	(1.34)	—	—	(2.83)	(2.83)	— (11)	(4.17)	$ 26.93	(4.52) % (7)	$ 31,033	0.74% (9)(12)	0.74%	(0.16) %	56%
7/1/21 to 6/30/22	54.85	(0.11)	(9.97)	(10.08)	—	—	(13.67)	(13.67)	—	(23.75)	31.10	(25.62)	45,888	0.71 (12)	0.71	(0.23)	22
7/1/20 to 6/30/21	41.83	(0.13)	19.27	19.14	—	—	(6.12)	(6.12)	—	13.02	54.85	47.83	105,688	0.73 (12)	0.80	(0.26)	50
7/1/19 to 6/30/20	39.91	0.01	8.96	8.97	—	—	(7.05)	(7.05)	—	1.92	41.83	25.03	84,929	0.77	0.87	0.03	63
7/1/18 to 6/30/19	44.18	0.03	1.60	1.63	—	—	(5.90)	(5.90)	—	(4.27)	39.91	7.01	91,265	0.77	0.87	0.09	50
7/1/17 to 6/30/18	36.33	0.09	8.52	8.61	(0.05)	—	(0.71)	(0.76)	—	7.85	44.18	23.84	109,456	0.76	0.86	0.23	40
Institutional Class
7/1/22 to 12/31/22(6)	$ 43.55	(0.02)	(1.87)	(1.89)	—	—	(2.83)	(2.83)	— (11)	(4.72)	$ 38.83	(4.51) % (7)	$ 101,352	0.68% (9)	0.73%	(0.10) %	56%
7/1/21 to 6/30/22	71.58	(0.12)	(14.24)	(14.36)	—	—	(13.67)	(13.67)	—	(28.03)	43.55	(25.61)	127,274	0.67	0.70	(0.19)	22
7/1/20 to 6/30/21	53.11	(0.12)	24.71	24.59	—	—	(6.12)	(6.12)	—	18.47	71.58	47.94	209,066	0.67	0.74	(0.19)	50
7/1/19 to 6/30/20	48.89	0.06	11.21	11.27	—	—	(7.05)	(7.05)	—	4.22	53.11	25.15	165,726	0.67	0.77	0.13	63
7/1/18 to 6/30/19	52.51	0.09	2.19	2.28	—	—	(5.90)	(5.90)	—	(3.62)	48.89	7.15	162,173	0.67	0.77	0.18	50
7/1/17 to 6/30/18	43.02	0.16	10.08	10.24	(0.04)	—	(0.71)	(0.75)	—	9.49	52.51	23.93	177,278	0.66	0.76	0.33	40
Class R6
7/1/22 to 12/31/22(6)	$ 43.74	(0.01)	(1.88)	(1.89)	—	—	(2.83)	(2.83)	— (11)	(4.72)	$ 39.02	(4.49) % (7)	$ 146,090	0.63% (9)	0.64%	(0.06) %	56%
7/1/21 to 6/30/22	71.80	(0.08)	(14.31)	(14.39)	—	—	(13.67)	(13.67)	—	(28.06)	43.74	(25.57)	170,153	0.62	0.63	(0.14)	22
7/1/20 to 6/30/21	53.23	(0.10)	24.79	24.69	—	—	(6.12)	(6.12)	—	18.57	71.80	48.02	198,031	0.62	0.68	(0.15)	50
7/1/19 to 6/30/20	48.96	0.09	11.23	11.32	—	—	(7.05)	(7.05)	—	4.27	53.23	25.22	136,519	0.62	0.72	0.19	63
7/1/18 to 6/30/19	52.56	0.11	2.19	2.30	—	—	(5.90)	(5.90)	—	(3.60)	48.96	7.18	134,485	0.62	0.72	0.23	50
7/1/17 to 6/30/18	43.04	0.19	10.10	10.29	(0.06)	—	(0.71)	(0.77)	—	9.52	52.56	24.03	114,054	0.61	0.71	0.38	40
Administrative Class
7/1/22 to 12/31/22(6)	$ 38.32	(0.07)	(1.64)	(1.71)	—	—	(2.83)	(2.83)	— (11)	(4.54)	$ 33.78	(4.66) % (7)	$ 5,665	0.93% (9)	1.02%	(0.35) %	56%
7/1/21 to 6/30/22	64.69	(0.24)	(12.46)	(12.70)	—	—	(13.67)	(13.67)	—	(26.37)	38.32	(25.79)	5,723	0.92	0.97	(0.44)	22
7/1/20 to 6/30/21	48.56	(0.26)	22.51	22.25	—	—	(6.12)	(6.12)	—	16.13	64.69	47.60	6,641	0.92	1.00	(0.44)	50
7/1/19 to 6/30/20	45.36	(0.05)	10.30	10.25	—	—	(7.05)	(7.05)	—	3.20	48.56	24.84	4,518	0.92	1.02	(0.11)	63
7/1/18 to 6/30/19	49.33	(0.04)	1.97	1.93	—	—	(5.90)	(5.90)	—	(3.97)	45.36	6.88	5,138	0.92	1.02	(0.08)	50
7/1/17 to 6/30/18	40.51	0.03	9.50	9.53	—	—	(0.71)	(0.71)	—	8.82	49.33	23.63	4,017	0.91	1.01	0.07	40
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Silvant Mid-Cap Growth Fund
Class A
7/1/22 to 12/31/22(6)	$ 2.89	— (11)	0.15	0.15	—	—	—	—	—	0.15	$ 3.04	5.19%	$ 219,372	1.02% (9)(12)	1.02%	(0.11) %	17%
7/1/21 to 6/30/22	5.94	(0.02)	(1.44)	(1.46)	—	—	(1.59)	(1.59)	—	(3.05)	2.89	(33.42)	223,611	0.98 (12)	0.98	(0.49)	65
7/1/20 to 6/30/21	4.30	(0.04)	2.26	2.22	—	—	(0.58)	(0.58)	— (11)	1.64	5.94	53.25 (7)	376,649	1.06 (12)	1.06	(0.76)	85
7/1/19 to 6/30/20	3.75	(0.02)	0.75	0.73	—	—	(0.18)	(0.18)	—	0.55	4.30	20.15	263,361	1.14	1.14	(0.66)	53
7/1/18 to 6/30/19	3.88	(0.02)	0.37	0.35	—	—	(0.48)	(0.48)	—	(0.13)	3.75	13.58	240,017	1.14	1.14	(0.66)	60
7/1/17 to 6/30/18	3.74	(0.02)	0.54	0.52	—	—	(0.38)	(0.38)	—	0.14	3.88	14.14	116,673	1.13	1.13	(0.48)	79
Class C
7/1/22 to 12/31/22(6)	$ 1.88	(0.01)	0.10	0.09	—	—	—	—	—	0.09	$ 1.97	4.79%	$ 5,302	1.80% (9)(12)	1.80%	(0.89) %	17%
7/1/21 to 6/30/22	4.45	(0.04)	(0.94)	(0.98)	—	—	(1.59)	(1.59)	—	(2.57)	1.88	(33.91)	6,350	1.74 (12)	1.74	(1.26)	65
7/1/20 to 6/30/21	3.35	(0.06)	1.74	1.68	—	—	(0.58)	(0.58)	— (11)	1.10	4.45	52.17 (7)	15,282	1.82 (12)	1.82	(1.52)	85
7/1/19 to 6/30/20	2.98	(0.04)	0.59	0.55	—	—	(0.18)	(0.18)	—	0.37	3.35	19.29	15,495	1.89	1.89	(1.41)	53
7/1/18 to 6/30/19	3.23	(0.04)	0.27	0.23	—	—	(0.48)	(0.48)	—	(0.25)	2.98	12.56	21,251	1.89	1.89	(1.34)	60
7/1/17 to 6/30/18	3.19	(0.04)	0.46	0.42	—	—	(0.38)	(0.38)	—	0.04	3.23	13.40	142,931	1.88	1.88	(1.23)	79
Class P
7/1/22 to 12/31/22(6)	$ 3.67	— (11)	0.19	0.19	—	—	—	—	—	0.19	$ 3.86	5.18%	$ 6,352	0.82% (9)(12)	0.82%	0.08%	17%
7/1/21 to 6/30/22	7.10	(0.02)	(1.82)	(1.84)	—	—	(1.59)	(1.59)	—	(3.43)	3.67	(33.30)	6,195	0.78 (12)	0.78	(0.34)	65
7/1/20 to 6/30/21	5.05	(0.03)	2.66	2.63	—	—	(0.58)	(0.58)	— (11)	2.05	7.10	53.49 (7)	30,526	0.81 (12)	0.81	(0.50)	85
7/1/19 to 6/30/20	4.36	(0.02)	0.89	0.87	—	—	(0.18)	(0.18)	—	0.69	5.05	20.56	13,670	0.89	0.89	(0.41)	53
7/1/18 to 6/30/19	4.41	(0.02)	0.45	0.43	—	—	(0.48)	(0.48)	—	(0.05)	4.36	13.79	11,617	0.89	0.89	(0.39)	60
7/1/17 to 6/30/18	4.19	(0.01)	0.61	0.60	—	—	(0.38)	(0.38)	—	0.22	4.41	14.56	11,189	0.88	0.88	(0.23)	79
Institutional Class
7/1/22 to 12/31/22(6)	$ 3.72	— (11)	0.19	0.19	—	—	—	—	—	0.19	$ 3.91	5.11%	$ 43,532	0.80% (9)(12)(14)	0.80%	0.11%	17%
7/1/21 to 6/30/22	7.18	(0.01)	(1.86)	(1.87)	—	—	(1.59)	(1.59)	—	(3.46)	3.72	(33.33)	47,978	0.76 (12)	0.76	(0.25)	65
7/1/20 to 6/30/21	5.09	(0.03)	2.70	2.67	—	—	(0.58)	(0.58)	— (11)	2.09	7.18	53.86 (7)	63,690	0.78 (12)	0.78	(0.48)	85
7/1/19 to 6/30/20	4.39	(0.01)	0.89	0.88	—	—	(0.18)	(0.18)	—	0.70	5.09	20.64	54,793	0.79	0.79	(0.31)	53
7/1/18 to 6/30/19	4.43	(0.01)	0.45	0.44	—	—	(0.48)	(0.48)	—	(0.04)	4.39	13.97	36,373	0.79	0.79	(0.29)	60
7/1/17 to 6/30/18	4.21	(0.01)	0.61	0.60	—	—	(0.38)	(0.38)	—	0.22	4.43	14.47	31,876	0.78	0.78	(0.13)	79
Administrative Class
7/1/22 to 12/31/22(6)	$ 3.21	— (11)	0.16	0.16	—	—	—	—	—	0.16	$ 3.37	4.98%	$ 944	1.05% (9)	1.07%	(0.16) %	17%
7/1/21 to 6/30/22	6.43	(0.03)	(1.60)	(1.63)	—	—	(1.59)	(1.59)	—	(3.22)	3.21	(33.52)	1,727	1.04	1.05	(0.55)	65
7/1/20 to 6/30/21	4.62	(0.04)	2.43	2.39	—	—	(0.58)	(0.58)	— (11)	1.81	6.43	53.26 (7)	2,881	0.99 (12)	0.99	(0.69)	85
7/1/19 to 6/30/20	4.01	(0.02)	0.81	0.79	—	—	(0.18)	(0.18)	—	0.61	4.62	20.34	1,748	1.04	1.04	(0.56)	53
7/1/18 to 6/30/19	4.11	(0.02)	0.40	0.38	—	—	(0.48)	(0.48)	—	(0.10)	4.01	13.61	1,525	1.04	1.04	(0.54)	60
7/1/17 to 6/30/18	3.94	(0.02)	0.57	0.55	—	—	(0.38)	(0.38)	—	0.17	4.11	14.19	1,441	1.03	1.03	(0.40)	79
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Small-Cap Fund
Class A
7/1/22 to 12/31/22(6)	$ 19.10	0.06	1.09	1.15	(0.11)	—	(0.88)	(0.99)	— (11)	0.16	$ 19.26	5.89% (7)	$ 63,142	1.17%	1.21%	0.55%	43%
7/1/21 to 6/30/22	27.49	0.06	(5.02)	(4.96)	(0.02)	—	(3.41)	(3.43)	—	(8.39)	19.10	(20.45)	64,567	1.17	1.17	0.23	69
7/1/20 to 6/30/21	17.55	(0.04)	10.00	9.96	(0.02)	—	—	(0.02)	—	9.94	27.49	56.80	87,605	1.17	1.23	(0.17)	88
7/1/19 to 6/30/20	19.50	0.04	(1.98)	(1.94)	(0.01)	—	—	(0.01)	—	(1.95)	17.55 (13)	(9.95) (13)	58,062	1.17	1.27	0.23	110
7/1/18 to 6/30/19	21.61	0.07	(0.53)	(0.46)	(0.02)	—	(1.63)	(1.65)	—	(2.11)	19.50	(0.62)	66,269	1.18	1.27	0.35	78
7/1/17 to 6/30/18	20.51	(0.02)	3.92	3.90	—	—	(2.80)	(2.80)	—	1.10	21.61	19.96	44,860	1.31	1.31	(0.07)	126
Class C
7/1/22 to 12/31/22(6)	$ 17.78	(0.02)	1.01	0.99	—	—	(0.88)	(0.88)	— (11)	0.11	$ 17.89	5.51% (7)	$ 3,322	1.92%	1.99%	(0.20) %	43%
7/1/21 to 6/30/22	25.99	(0.12)	(4.68)	(4.80)	—	—	(3.41)	(3.41)	—	(8.21)	17.78	(21.04)	3,405	1.92	1.95	(0.52)	69
7/1/20 to 6/30/21	16.70	(0.20)	9.49	9.29	— (11)	—	—	—	—	9.29	25.99	55.63	4,940	1.92	1.99	(0.92)	88
7/1/19 to 6/30/20	18.68	(0.09)	(1.89)	(1.98)	—	—	—	—	—	(1.98)	16.70 (13)	(10.60) (13)	4,251	1.92	2.02	(0.53)	110
7/1/18 to 6/30/19	20.92	(0.07)	(0.54)	(0.61)	—	—	(1.63)	(1.63)	—	(2.24)	18.68	(1.39)	7,873	1.93	2.02	(0.36)	78
7/1/17 to 6/30/18	20.07	(0.17)	3.82	3.65	—	—	(2.80)	(2.80)	—	0.85	20.92	19.10	35,080	2.06	2.06	(0.82)	126
Class P
7/1/22 to 12/31/22(6)	$ 19.42	0.08	1.11	1.19	(0.02)	—	(0.88)	(0.90)	— (11)	0.29	$ 19.71	6.01% (7)	$ 8,280	0.92%	0.98%	0.75%	43%
7/1/21 to 6/30/22	27.82	0.10	(5.07)	(4.97)	(0.02)	—	(3.41)	(3.43)	—	(8.40)	19.42	(20.24)	13,287	0.92 (12)(14)	0.92	0.41	69
7/1/20 to 6/30/21	17.76	0.02	10.12	10.14	(0.08)	—	—	(0.08)	—	10.06	27.82	57.18	28,986	0.92	1.02	0.08	88
7/1/19 to 6/30/20	19.74	0.08	(1.99)	(1.91)	(0.07)	—	—	(0.07)	—	(1.98)	17.76 (13)	(9.74) (13)	16,747	0.92	1.02	0.44	110
7/1/18 to 6/30/19	21.81	0.12	(0.53)	(0.41)	(0.03)	—	(1.63)	(1.66)	—	(2.07)	19.74	(0.36)	9,637	0.93	1.02	0.61	78
7/1/17 to 6/30/18	20.63	0.03	3.95	3.98	—	—	(2.80)	(2.80)	—	1.18	21.81	20.25	6,883	1.06	1.06	0.12	126
Institutional Class
7/1/22 to 12/31/22(6)	$ 19.58	0.09	1.11	1.20	(0.07)	—	(0.88)	(0.95)	— (11)	0.25	$ 19.83	6.07% (7)	$ 25,323	0.82%	0.95%	0.83%	43%
7/1/21 to 6/30/22	28.07	0.15	(5.13)	(4.98)	(0.10)	—	(3.41)	(3.51)	—	(8.49)	19.58	(20.14)	46,605	0.82	0.92	0.62	69
7/1/20 to 6/30/21	17.92	0.04	10.22	10.26	(0.11)	—	—	(0.11)	—	10.15	28.07	57.35	36,211	0.82	0.96	0.19	88
7/1/19 to 6/30/20	19.90	0.09	(1.99)	(1.90)	(0.08)	—	—	(0.08)	—	(1.98)	17.92 (13)	(9.62) (13)	22,028	0.82	0.92	0.49	110
7/1/18 to 6/30/19	21.96	0.14	(0.53)	(0.39)	(0.04)	—	(1.63)	(1.67)	—	(2.06)	19.90	(0.29)	9,077	0.83	0.92	0.70	78
7/1/17 to 6/30/18	20.73	0.05	3.98	4.03	—	—	(2.80)	(2.80)	—	1.23	21.96	20.40	8,104	0.96	0.96	0.21	126
Class R6
7/1/22 to 12/31/22(6)	$ 19.63	0.09	1.12	1.21	(0.13)	—	(0.88)	(1.01)	— (11)	0.20	$ 19.83	6.13% (7)	$ 4,970	0.77%	0.87%	0.90%	43%
7/1/21 to 6/30/22	28.10	0.16	(5.14)	(4.98)	(0.08)	—	(3.41)	(3.49)	—	(8.47)	19.63	(20.10)	7,373	0.77	0.84	0.64	69
7/1/20 to 6/30/21	17.93	0.06	10.21	10.27	(0.10)	—	—	(0.10)	—	10.17	28.10	57.37	8,614	0.77	0.87	0.24	88
7/1/19 to 6/30/20	19.90	0.14	(2.03)	(1.89)	(0.08)	—	—	(0.08)	—	(1.97)	17.93 (13)	(9.55) (13)	9,114	0.77	0.87	0.71	110
8/22/18 (15) to 6/30/19	23.16	0.13	(1.71)	(1.58)	(0.05)	—	(1.63)	(1.68)	—	(3.26)	19.90	(5.42)	17,792	0.77	0.87	0.76	78 (16)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Zevenbergen Technology Fund
Class A
7/1/22 to 12/31/22(6)	$ 39.74	(0.21)	(3.90)	(4.11)	—	—	(7.58)	(7.58)	— (11)	(11.69)	$ 28.05	(10.99) % (7)	$ 377,967	1.46% (9)(12)	1.46%	(1.06) %	42%
7/1/21 to 6/30/22	81.59	(0.68)	(17.72)	(18.40)	—	—	(23.45)	(23.45)	—	(41.85)	39.74	(32.06)	475,065	1.42 (12)	1.42	(1.05)	126
7/1/20 to 6/30/21	68.06	(0.88)	30.38	29.50	—	—	(15.97)	(15.97)	—	13.53	81.59	45.06	812,373	1.49 (12)	1.50	(1.12)	150
7/1/19 to 6/30/20	63.92	(0.68)	16.01	15.33	—	—	(11.19)	(11.19)	—	4.14	68.06 (13)	28.34 (13)	664,833	1.57	1.57	(1.12)	212
7/1/18 to 6/30/19	71.60	(0.68)	5.90	5.22	—	—	(12.90)	(12.90)	—	(7.68)	63.92	12.40	601,112	1.51	1.56	(1.05)	109
7/1/17 to 6/30/18	60.82	(0.64)	22.58	21.94	—	—	(11.16)	(11.16)	—	10.78	71.60	38.89	530,127	1.42	1.57	(0.95)	104
Class C
7/1/22 to 12/31/22(6)	$ 15.27	(0.13)	(1.34)	(1.47)	—	—	(7.58)	(7.58)	— (11)	(9.05)	$ 6.22	(11.33) % (7)	$ 18,180	2.20% (9)(12)	2.20%	(1.80) %	42%
7/1/21 to 6/30/22	45.83	(0.52)	(6.59)	(7.11)	—	—	(23.45)	(23.45)	—	(30.56)	15.27	(32.58)	25,961	2.17 (12)	2.17	(1.80)	126
7/1/20 to 6/30/21	43.68	(0.87)	18.99	18.12	—	—	(15.97)	(15.97)	—	2.15	45.83	44.01	53,742	2.24 (12)	2.25	(1.88)	150
7/1/19 to 6/30/20	45.22	(0.76)	10.41	9.65	—	—	(11.19)	(11.19)	—	(1.54)	43.68 (13)	27.37 (13)	50,421	2.32	2.32	(1.87)	212
7/1/18 to 6/30/19	55.32	(0.92)	3.72	2.80	—	—	(12.90)	(12.90)	—	(10.10)	45.22	11.57	48,842	2.23	2.31	(1.78)	109
7/1/17 to 6/30/18	49.43	(0.91)	17.96	17.05	—	—	(11.16)	(11.16)	—	5.89	55.32	37.86	138,589	2.17	2.32	(1.70)	104
Class P
7/1/22 to 12/31/22(6)	$ 51.13	(0.21)	(5.09)	(5.30)	—	—	(7.58)	(7.58)	— (11)	(12.88)	$ 38.25	(10.87) % (7)	$ 31,199	1.21% (9)(12)	1.21%	(0.81) %	42%
7/1/21 to 6/30/22	98.14	(0.71)	(22.85)	(23.56)	—	—	(23.45)	(23.45)	—	(47.01)	51.13	(31.89)	50,775	1.17 (12)	1.17	(0.83)	126
7/1/20 to 6/30/21	79.28	(0.81)	35.64	34.83	—	—	(15.97)	(15.97)	—	18.86	98.14	45.44	194,925	1.24 (12)	1.25	(0.87)	150
7/1/19 to 6/30/20	72.49	(0.60)	18.58	17.98	—	—	(11.19)	(11.19)	—	6.79	79.28 (13)	28.67 (13)	154,810	1.32	1.32	(0.87)	212
7/1/18 to 6/30/19	79.05	(0.58)	6.92	6.34	—	—	(12.90)	(12.90)	—	(6.56)	72.49	12.68	155,553	1.27	1.31	(0.80)	109
7/1/17 to 6/30/18	66.03	(0.53)	24.71	24.18	—	—	(11.16)	(11.16)	—	13.02	79.05	39.24	100,560	1.17	1.32	(0.71)	104
Institutional Class
7/1/22 to 12/31/22(6)	$ 53.31	(0.22)	(5.32)	(5.54)	—	—	(7.58)	(7.58)	— (11)	(13.12)	$ 40.19	(10.88) % (7)	$ 519,713	1.19% (9)(12)	1.19%	(0.79) %	42%
7/1/21 to 6/30/22	101.34	(0.67)	(23.91)	(24.58)	—	—	(23.45)	(23.45)	—	(48.03)	53.31	(31.89)	772,161	1.16 (12)	1.16	(0.79)	126
7/1/20 to 6/30/21	81.43	(0.77)	36.65	35.88	—	—	(15.97)	(15.97)	—	19.91	101.34	45.53	1,386,911	1.17 (12)	1.18	(0.80)	150
7/1/19 to 6/30/20	74.10	(0.55)	19.07	18.52	—	—	(11.19)	(11.19)	—	7.33	81.43 (13)	28.78 (13)	995,709	1.22	1.22	(0.78)	212
7/1/18 to 6/30/19	80.40	(0.52)	7.12	6.60	—	—	(12.90)	(12.90)	—	(6.30)	74.10	12.81	800,061	1.16	1.21	(0.69)	109
7/1/17 to 6/30/18	66.94	(0.45)	25.07	24.62	—	—	(11.16)	(11.16)	—	13.46	80.40	39.37	789,922	1.07	1.22	(0.59)	104
Administrative Class
7/1/22 to 12/31/22(6)	$ 45.85	(0.25)	(4.54)	(4.79)	—	—	(7.58)	(7.58)	— (11)	(12.37)	$ 33.48	(11.01) % (7)	$ 5,126	1.48% (9)(12)	1.42%	(1.08) %	42%
7/1/21 to 6/30/22	90.62	(0.85)	(20.47)	(21.32)	—	—	(23.45)	(23.45)	—	(44.77)	45.85	(32.09)	6,049	1.47	1.72	(1.10)	126
7/1/20 to 6/30/21	74.24	(0.91)	33.26	32.35	—	—	(15.97)	(15.97)	—	16.38	90.62	45.15	86,855	1.43 (12)	1.44	(1.05)	150
7/1/19 to 6/30/20	68.67	(0.67)	17.43	16.76	—	—	(11.19)	(11.19)	—	5.57	74.24 (13)	28.46 (13)	11,669	1.47	1.47	(1.02)	212
7/1/18 to 6/30/19	75.76	(0.67)	6.48	5.81	—	—	(12.90)	(12.90)	—	(7.09)	68.67	12.52	11,688	1.40	1.46	(0.95)	109
7/1/17 to 6/30/18	63.76	(0.61)	23.77	23.16	—	—	(11.16)	(11.16)	—	12.00	75.76	39.02	23,535	1.32	1.47	(0.85)	104

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(5)	The Funds will also indirectly bear their prorated shares of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Payment from affiliate had no impact on total return.
(8)	Ratio of total expenses excluding interest expense on borrowings for the year ended December 31, 2022 were 1.30% (Class A), 2.05% (Class C), 1.05% (Class P) 0.95% (Class I) and 0.90% (Class R6).
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	Amount is less than $0.005 per share.
(12)	The share class is currently under its expense limitation.
(13)	Payments from affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
(14)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(15)	Inception date.
(16)	Portfolio turnover is representative of the Fund for the entire period.
(17)	The character of a portion of the distribution was redesignated from net investment income to net realized capital gain for the year ended June 30, 2019. The per share amount for Class C differs from other classes, as at the time the distribution was made, Class C had minimal distributable net investment income, therefore no redesignation for Class C was made.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2022
Note 1. Organization
Virtus Investment Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 13 funds (each a “Fund” or collectively, the “Funds”), each reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds except the Silvant Focused Growth Fund and Zevenbergen Technology Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Emerging Markets Opportunities Fund	Seeking to maximize long-term capital appreciation
Income & Growth Fund	Seeking total return comprised of current income, current gains and capital appreciation.
KAR Global Small-Cap Fund	Seeking long-term capital appreciation
KAR Health Sciences Fund	Seeking long-term capital appreciation
NFJ Dividend Value Fund	Seeking long-term growth of capital and income
NFJ International Value Fund	Seeking long-term growth of capital and income
NFJ Large-Cap Value Fund	Seeking long-term growth of capital and income
NFJ Mid-Cap Value Fund	Seeking long-term growth of capital and income
NFJ Small-Cap Value Fund	Seeking long-term growth of capital and income
Silvant Focused Growth Fund	Seeking long-term capital appreciation
Silvant Mid-Cap Growth Fund	Seeking long-term capital appreciation
Small-Cap Fund	Seeking long-term capital appreciation
Zevenbergen Technology Fund	Seeking long-term capital appreciation
There is no guarantee that a Fund will achieve its objective(s).
The Emerging Markets Opportunities Fund and Small-Cap Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, and Class R6 shares. The KAR Global Small-Cap Fund, KAR Health Sciences Fund, and Income & Growth Fund offer Class A shares, Class C shares, Class P shares, and Institutional Class shares. The NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund, NFJ Small-Cap Value Fund, and Silvant Focused Growth Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares. The Silvant Mid-Cap Growth Fund and Zevenbergen Technology Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares and Administrative Class shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On May 21, 2021, all Class R shares for the Income & Growth Fund, NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund, NFJ Small-Cap Value Fund, Silvant Focused Growth Fund, and Silvant Mid-Cap Growth Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are sold without a front-end sales charge or CDSC.
Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Such programs established with broker-dealers or financial intermediaries may purchase shares only if the program for which the shares are being acquired will maintain an omnibus or pooled account for each fund. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations and corporations.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
I.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
J.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of December 31, 2022, none of the Funds were lending under the agreement with BNYM.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
During the six months ended December 31, 2022, the Income & Growth Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at December 31, 2022:

Statement Line Description	Primary Risk	Income & Growth Fund
Liability Derivatives
Written options at value	Equity contracts	$(567)
Total		$(567)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended December 31, 2022:
Statement Line Description	Primary Risk	Income & Growth Fund
Net Realized Gain (Loss) From
Written options	Equity contracts	$6,253
Total		$6,253
Net Change in Unrealized Appreciation (Depreciation) on
Written options	Equity contracts	$ 64
Total		$ 64
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended December 31, 2022:
Income & Growth Fund
Written Options(1)	$1,343
(1) Average premium amount.
B.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
C.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell,

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2022:

At December 31, 2022, the Fund’s derivative assets and liabilities (by type) are as follows:
Income & Growth Fund
	Assets	Liabilities
Derivative Financial Instruments:
Written options	$—	$ 567
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$ 567
Derivatives not subject to a MNA or similar agreement	—	(567)
Total assets and liabilities subject to a MNA	$—	$ —

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Emerging Markets Opportunities Fund	0.85%
Income & Growth Fund	0.65
KAR Global Small-Cap Fund	0.90
KAR Health Sciences Fund	0.80
NFJ Dividend Value Fund	0.45
NFJ International Value Fund	0.60
NFJ Large-Cap Value Fund	0.45
NFJ Mid-Cap Value Fund	0.55
NFJ Small-Cap Value Fund	0.60
Silvant Focused Growth Fund	0.45
Silvant Mid-Cap Growth Fund	0.47
Small-Cap Fund	0.60
Zevenbergen Technology Fund	0.90

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser (1)
Emerging Markets Opportunities Fund	N/A
Income & Growth Fund	Voya IM(2)
KAR Global Small-Cap Fund	KAR (3)
KAR Health Sciences Fund	KAR (3)
NFJ Dividend Value Fund	NFJ (4)
NFJ International Value Fund	NFJ (4)
NFJ Large-Cap Value Fund	NFJ (4)
NFJ Mid-Cap Value Fund	NFJ (4)
NFJ Small-Cap Value Fund	NFJ (4)
Silvant Focused Growth Fund	Silvant (5)
Silvant Mid-Cap Growth Fund	Silvant (5)
Small-Cap Fund	N/A
Zevenbergen Technology Fund	Zevenbergen (6)
(1)	Effective July 25, 2022, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) was removed as subadviser to each of the Funds other than NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund and NFJ Small-Cap Value Fund. The Emerging Markets Opportunities Fund and Small-Cap Fund are managed directly by the Adviser.
(2)	Effective July 25, 2022, Voya Investment Management Co. LLC (“Voya IM”) replaced AllianzGI U.S. as subadviser of the Fund.
(3)	Effective July 25, 2022, Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus replaced AllianzGI U.S. as subadviser of the Fund.
(4)	NFJ Investment Group, LLC (“NFJ”), an indirect, wholly-owned subsidiary of Virtus.
(5)	Effective July 25, 2022, Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus, replaced AllianzGI U.S. as subadviser of the Fund.
(6)	Effective July 25, 2022, Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of Virtus, replaced AllianzGI U.S. as subadviser of the Fund.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through October 31, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class P	Institutional Class	Class R6	Administrative Class
Emerging Markets Opportunities Fund	1.29%	2.04%	1.04%	0.94%	0.89%	N/A %
Income & Growth Fund	1.28 (1)	2.03 (1)	1.03 (1)	0.93 (1)	N/A	N/A
KAR Global Small-Cap Fund	1.63	2.38	1.38 (1)	1.28	N/A	N/A
KAR Health Sciences Fund	1.47 (1)	2.22 (1)	1.22 (1)	1.12	N/A	N/A
NFJ Dividend Value Fund	1.05 (1)	1.80 (1)	0.80 (1)	0.70	0.65 (1)	0.95
NFJ International Value Fund	1.30	2.05	1.05 (1)	0.95	0.90	1.20
NFJ Large-Cap Value Fund	1.12 (1)	1.87 (1)	0.87 (1)	0.77	0.65	1.02 (1)
NFJ Mid-Cap Value Fund	1.00	1.75	0.75	0.65	0.60	0.90
NFJ Small-Cap Value Fund	1.17	1.92	0.92	0.82	0.77	1.07
Silvant Focused Growth Fund	1.00 (1)	1.77 (1)	0.77 (1)	0.67	0.62	0.92
Silvant Mid-Cap Growth Fund	1.14 (1)	1.89 (1)	0.89 (1)	0.79 (1)	N/A	1.04
Small-Cap Fund	1.17	1.92	0.92	0.82	0.77	N/A
Zevenbergen Technology Fund	1.57 (1)	2.32 (1)	1.32 (1)	1.22 (1)	N/A	1.47
(1)	Share class is currently below its expense cap.
The exclusions include front-end or contingent deferred charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending December 31:

	Expiration
Fund	2024	2025	2026	Total
Emerging Markets Opportunities Fund
Class A	$ 32	$ 46	$ 24	$ 102
Class C	1	2	1	4
Class P	7	11	7	25
Institutional Class	235	494	121	850
Class R6	31	62	35	128
Income & Growth Fund
Institutional Class	—	—	— (1)	— (1)
KAR Global Small-Cap Fund
Class A	—	—	2	2
Class C	—	— (1)	— (1)	— (1)
Institutional Class	3	12	12	27
KAR Health Sciences Fund
Institutional Class	—	4	2	6
NFJ Dividend Value Fund
Institutional Class	—	64	13	77
Administrative Class	—	12	4	16
NFJ International Value Fund
Class A	—	14	11	25
Class C	—	—	— (1)	— (1)
Institutional Class	3	12	6	21
Class R6	— (1)	1	— (1)	1
Administrative Class	— (1)	5	1	6
NFJ Mid-Cap Value Fund
Class A	186	539	266	991
Class C	10	24	11	45
Class P	62	147	44	253
Institutional Class	298	681	301	1,280
Class R6	51	102	57	210
Administrative Class	26	66	35	127
NFJ Small-Cap Value Fund
Class A	—	98	86	184
Class C	—	— (1)	1	1
Class P	—	—	1	1
Institutional Class	16	40	29	85
Class R6	10	16	15	41
Administrative Class	30	48	3	81
Silvant Focused Growth Fund
Institutional Class	20	59	34	113
Class R6	—	10	13	23
Administrative Class	1	4	3	8
Silvant Mid-Cap Growth Fund
Administrative Class	—	— (1)	— (1)	— (1)
Small-Cap Fund
Class A	2	6	12	20
Class C	1	1	1	3
Class P	— (1)	9	3	12
Institutional Class	28	46	22	96
Class R6	4	6	3	13

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
	Expiration
Fund	2024	2025	2026	Total
Zevenbergen Technology Fund
Administrative Class	$ —	$ 37	$ — (1)	$ 37
(1)	Amount is less than $500.
During the six months ended December 31, 2022, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class P	Institutional Class	Class R6	Administrative Class	Total
Income & Growth Fund	$—	$—	$—	$— (1)	$—	$—	$ — (1)
KAR Global Small-Cap Fund	— (1)	—	— (1)	—	—	—	— (1)
KAR Health Sciences Fund	—	—	—	2	—	—	2
NFJ International Value Fund	—	— (1)	—	—	—	— (1)	— (1)
NFJ Large-Cap Value Fund	—	—	—	— (1)	— (1)	—	— (1)
NFJ Small-Cap Value Fund	—	—	— (1)	—	—	1	1
Silvant Focused Growth Fund	— (1)	—	—	—	—	—	— (1)
Silvant Mid-Cap Growth Fund	—	—	—	— (1)	—	—	— (1)
Zevenbergen Technology Fund	—	—	—	—	—	2	2
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended December 31, 2022, it retained net commissions of $272 for Class A shares and CDSC of $12 and $62 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Administrative Class shares pay a 0.25% Administrative Distribution fee. Class P shares, Institutional Class shares, and Class R6 shares, are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended December 31, 2022, the Funds incurred administration fees totaling $5,175 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended December 31, 2022, the Funds incurred transfer agent fees totaling $2,317 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Payment from Affiliates
During the six months ended December 31, 2022, the former subadviser, AllianzGI U.S., reimbursed KAR Global Small-Cap Fund, KAR Health Sciences Fund, Silvant Focused Growth Fund, Small-Cap Fund and Zevenbergen Technology Fund for trading costs associated with subadviser changes. These amounts are included in “Net increase from payment by affiliates” in the Statements of Operations. There was no impact on the total return.
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended December 31, 2022, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
A summary of the Funds’ total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended December 31, 2022, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Income & Growth Fund
Preferred Stocks—0.0%
LiveStyle, Inc. Series B (1)	$5,618	$—	$2,884	$ 57	$ (92)	$—	—	$—	$—
LiveStyle, Inc. Series B (1)	—	—	—	(8,000)	8,000	—	—	—	—
	$5,618	$—	$2,884	$(7,943)	$7,908	$—		$—	$—
Common Stocks—0.0%
LiveStyle, Inc.(1)	— (2)	—	—	—	—	—	—	—	—
Total	$5,618	$—	$2,884	$(7,943)	$7,908	$—		$—	$—

(1)	Issuer is not an affiliated investment of the Fund at December 31, 2022.
(2)	Amount is less than $500.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at December 31, 2022.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with AllianzGI U.S. had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, written options, and short-term securities) during the six months ended December 31, 2022, were as follows:
	Purchases	Sales
Emerging Markets Opportunities Fund	$ 61,158	$ 61,962
Income & Growth Fund	768,699	1,187,814
KAR Global Small-Cap Fund	64,545	69,628
KAR Health Sciences Fund	107,076	125,939
NFJ Dividend Value Fund	219,351	267,429
NFJ International Value Fund	36,458	52,850
NFJ Large-Cap Value Fund	64,555	107,979
NFJ Mid-Cap Value Fund	461,132	594,112
NFJ Small-Cap Value Fund	125,429	168,576
Silvant Focused Growth Fund	490,873	606,847

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
	Purchases	Sales
Silvant Mid-Cap Growth Fund	$ 50,519	$ 71,500
Small-Cap Fund	50,893	87,425
Zevenbergen Technology Fund	498,137	627,716
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended December 31, 2022.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Emerging Markets Opportunities Fund				Income & Growth Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022		Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	36	$ 927	80	$ 2,711	11,750	$ 121,927	34,842	$ 440,020
Reinvestment of distributions	23	565	12	373	7,363	75,696	12,258	150,344
Shares repurchased	(60)	(1,552)	(246)	(7,852)	(23,536)	(242,078)	(35,815)	(436,840)
Net Increase / (Decrease)	(1)	$ (60)	(154)	$ (4,768)	(4,423)	$ (44,455)	11,285	$ 153,524
Class C
Shares sold	2	$ 61	1	$ 47	3,509	$ 32,399	18,782	$ 216,138
Reinvestment of distributions	1	15	—	—	4,716	43,135	8,276	91,065
Shares repurchased	(4)	(90)	(19)	(669)	(18,931)	(173,671)	(29,502)	(324,398)
Net Increase / (Decrease)	(1)	$ (14)	(18)	$ (622)	(10,706)	$ (98,137)	(2,444)	$ (17,195)
Class P
Shares sold	11	$ 270	133	$ 4,377	8,007	$ 85,527	30,102	$ 395,436
Reinvestment of distributions	6	155	5	161	3,242	34,507	6,599	84,089
Shares repurchased	(70)	(1,811)	(108)	(3,250)	(25,960)	(276,102)	(58,458)	(752,315)
Net Increase / (Decrease)	(53)	$ (1,386)	30	$ 1,288	(14,711)	$ (156,068)	(21,757)	$ (272,790)
Institutional Class
Shares sold	362	$ 9,121	2,120	$ 71,408	12,035	$ 129,959	48,591	$ 653,466
Reinvestment of distributions	83	2,086	102	3,324	4,554	49,035	7,616	97,397
Shares repurchased	(352)	(9,124)	(5,063)	(145,870)	(21,795)	(234,416)	(35,413)	(443,799)
Net Increase / (Decrease)	93	$ 2,083	(2,841)	$ (71,138)	(5,206)	$ (55,422)	20,794	$ 307,064
Class R6
Shares sold	156	$ 4,053	595	$ 20,278	—	$ —	—	$ —
Reinvestment of distributions	39	977	22	727	—	—	—	—
Shares repurchased	(230)	(5,925)	(345)	(11,192)	—	—	—	—
Net Increase / (Decrease)	(35)	$ (895)	272	$ 9,813	—	$ —	—	$ —

	KAR Global Small-Cap Fund				KAR Health Sciences Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022		Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	33	$ 952	46	$ 1,877	74	$ 2,157	144	$ 4,971
Reinvestment of distributions	31	867	315	11,665	441	12,301	935	31,093
Shares repurchased	(125)	(3,519)	(201)	(8,411)	(262)	(7,636)	(544)	(18,861)
Net Increase / (Decrease)	(61)	$ (1,700)	160	$ 5,131	253	$ 6,822	535	$ 17,203

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
	KAR Global Small-Cap Fund				KAR Health Sciences Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022		Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold	2	$ 36	3	$ 103	16	$ 277	43	$ 938
Reinvestment of distributions	2	37	31	847	27	447	47	981
Shares repurchased	(29)	(603)	(45)	(1,428)	(36)	(660)	(46)	(1,053)
Net Increase / (Decrease)	(25)	$ (530)	(11)	$ (478)	7	$ 64	44	$ 866
Class P
Shares sold	1	$ 40	2	$ 98	15	$ 450	99	$ 3,343
Reinvestment of distributions	1	44	16	682	4	109	5	179
Shares repurchased	(12)	(390)	(17)	(864)	(43)	(1,294)	(58)	(1,856)
Net Increase / (Decrease)	(10)	$ (306)	1	$ (84)	(24)	$ (735)	46	$ 1,666
Institutional Class
Shares sold	20	$ 658	75	$ 3,439	112	$ 3,487	571	$ 19,966
Reinvestment of distributions	19	611	206	8,802	44	1,258	124	4,230
Shares repurchased	(94)	(3,077)	(200)	(9,269)	(417)	(12,690)	(476)	(16,735)
Net Increase / (Decrease)	(55)	$ (1,808)	81	$ 2,972	(261)	$ (7,945)	219	$ 7,461

	NFJ Dividend Value Fund				NFJ International Value Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022		Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,412	$ 15,274	3,288	$ 42,101	129	$ 2,199	277	$ 5,858
Reinvestment of distributions	4,886	47,534	1,902	24,662	48	806	54	1,168
Shares repurchased	(3,730)	(41,300)	(6,414)	(82,282)	(283)	(4,806)	(707)	(14,977)
Net Increase / (Decrease)	2,568	$ 21,508	(1,224)	$ (15,519)	(106)	$ (1,801)	(376)	$ (7,951)
Class C
Shares sold	158	$ 1,733	99	$ 1,276	3	$ 48	9	$ 200
Reinvestment of distributions	137	1,375	67	902	1	17	2	39
Shares repurchased	(346)	(4,030)	(556)	(7,281)	(31)	(525)	(71)	(1,483)
Net Increase / (Decrease)	(51)	$ (922)	(390)	$ (5,103)	(27)	$ (460)	(60)	$ (1,244)
Class P
Shares sold	837	$ 8,612	1,060	$ 13,724	29	$ 497	44	$ 982
Reinvestment of distributions	1,670	16,468	737	9,666	10	172	16	347
Shares repurchased	(2,121)	(23,196)	(4,906)	(63,963)	(167)	(2,929)	(259)	(5,474)
Net Increase / (Decrease)	386	$ 1,884	(3,109)	$ (40,573)	(128)	$ (2,260)	(199)	$ (4,145)
Institutional Class
Shares sold	494	$ 5,465	1,333	$ 17,543	99	$ 1,757	363	$ 7,453
Reinvestment of distributions	1,315	12,942	520	6,799	30	516	47	1,011
Shares repurchased	(1,349)	(15,162)	(3,460)	(45,386)	(714)	(12,777)	(363)	(7,585)
Net Increase / (Decrease)	460	$ 3,245	(1,607)	$ (21,044)	(585)	$ (10,504)	47	$ 879
Class R6
Shares sold	1,071	$ 12,313	916	$ 11,974	59	$ 947	108	$ 2,266
Reinvestment of distributions	1,220	11,937	445	5,785	3	54	3	61
Shares repurchased	(669)	(7,683)	(1,516)	(19,596)	(88)	(1,548)	(36)	(757)
Net Increase / (Decrease)	1,622	$ 16,567	(155)	$ (1,837)	(26)	$ (547)	75	$ 1,570

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
	NFJ Dividend Value Fund				NFJ International Value Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022		Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Administrative Class
Shares sold	461	$ 5,398	605	$ 7,964	15	$ 247	77	$ 1,576
Reinvestment of distributions	486	4,904	167	2,231	1	25	1	30
Shares repurchased	(496)	(5,936)	(509)	(6,735)	(24)	(422)	(47)	(950)
Net Increase / (Decrease)	451	$ 4,366	263	$ 3,460	(8)	$ (150)	31	$ 656

	NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022		Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	164	$ 4,491	243	$ 8,002	766	$ 20,238	844	$ 28,415
Reinvestment of distributions	945	22,816	308	10,293	4,199	97,163	1,757	58,654
Shares repurchased	(505)	(14,083)	(675)	(22,437)	(1,750)	(48,122)	(2,537)	(85,945)
Net Increase / (Decrease)	604	$ 13,224	(124)	$ (4,142)	3,215	$ 69,279	64	$ 1,124
Class C
Shares sold	8	$ 217	18	$ 591	63	$ 1,312	96	$ 2,577
Reinvestment of distributions	16	382	6	190	424	7,059	188	4,923
Shares repurchased	(19)	(534)	(51)	(1,686)	(253)	(5,352)	(421)	(11,166)
Net Increase / (Decrease)	5	$ 65	(27)	$ (905)	234	$ 3,019	(137)	$ (3,666)
Class P
Shares sold	36	$ 1,030	163	$ 5,404	549	$ 10,114	1,203	$ 31,462
Reinvestment of distributions	96	2,344	32	1,094	1,244	19,660	995	25,098
Shares repurchased	(48)	(1,294)	(290)	(9,713)	(1,217)	(25,061)	(6,282)	(161,018)
Net Increase / (Decrease)	84	$ 2,080	(95)	$ (3,215)	576	$ 4,713	(4,084)	$ (104,458)
Institutional Class
Shares sold	371	$ 10,040	775	$ 25,434	960	$ 29,333	3,656	$ 132,433
Reinvestment of distributions	542	13,020	236	7,824	2,505	64,436	1,315	47,629
Shares repurchased	(1,543)	(43,615)	(1,019)	(34,203)	(3,250)	(99,578)	(5,083)	(184,720)
Net Increase / (Decrease)	(630)	$ (20,555)	(8)	$ (945)	215	$ (5,809)	(112)	$ (4,658)
Class R6
Shares sold	— (1)	$ 9	3	$ 100	278	$ 9,062	820	$ 29,076
Reinvestment of distributions	— (1)	— (2)	—	—	704	18,071	247	8,923
Shares repurchased	(—) (1)	(8)	—	—	(498)	(15,526)	(573)	(21,374)
Net Increase / (Decrease)	— (1)	$ 1	3	$ 100	484	$ 11,607	494	$ 16,625
Administrative Class
Shares sold	—	$ —	— (1)	$ 19	94	$ 2,886	144	$ 5,141
Reinvestment of distributions	3	72	1	32	307	7,470	138	4,770
Shares repurchased	(2)	(52)	(1)	(50)	(113)	(3,517)	(504)	(17,898)
Net Increase / (Decrease)	1	$ 20	— (1)	$ 1	288	$ 6,839	(222)	$ (7,987)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
	NFJ Small-Cap Value Fund				Silvant Focused Growth Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022		Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	493	$ 5,920	885	$ 13,314	187	$ 9,156	550	$ 38,758
Reinvestment of distributions	3,132	33,918	1,563	23,166	587	26,569	1,892	131,234
Shares repurchased	(1,690)	(21,270)	(4,689)	(70,476)	(1,096)	(53,966)	(2,360)	(163,414)
Net Increase / (Decrease)	1,935	$ 18,568	(2,241)	$ (33,996)	(322)	$ (18,241)	82	$ 6,578
Class C
Shares sold	9	$ 110	18	$ 228	44	$ 971	108	$ 3,603
Reinvestment of distributions	25	233	11	139	132	2,527	393	12,557
Shares repurchased	(21)	(228)	(24)	(314)	(251)	(5,649)	(533)	(18,692)
Net Increase / (Decrease)	13	$ 115	5	$ 53	(75)	$ (2,151)	(32)	$ (2,532)
Class P
Shares sold	46	$ 666	118	$ 2,106	104	$ 3,200	476	$ 23,193
Reinvestment of distributions	100	1,338	62	1,102	86	2,366	430	18,881
Shares repurchased	(134)	(2,041)	(553)	(9,818)	(513)	(15,932)	(1,357)	(60,240)
Net Increase / (Decrease)	12	$ (37)	(373)	$ (6,610)	(323)	$ (10,366)	(451)	$ (18,166)
Institutional Class
Shares sold	71	$ 1,095	500	$ 8,993	207	$ 9,099	824	$ 54,682
Reinvestment of distributions	518	7,029	289	5,167	169	6,711	585	35,936
Shares repurchased	(518)	(8,008)	(2,087)	(37,826)	(688)	(28,792)	(1,407)	(85,990)
Net Increase / (Decrease)	71	$ 116	(1,298)	$ (23,666)	(312)	$ (12,982)	2	$ 4,628
Class R6
Shares sold	268	$ 4,242	447	$ 8,054	207	$ 9,296	1,240	$ 74,596
Reinvestment of distributions	492	6,598	303	5,378	247	9,912	593	36,560
Shares repurchased	(1,087)	(16,403)	(1,486)	(26,970)	(600)	(26,762)	(701)	(43,874)
Net Increase / (Decrease)	(327)	$ (5,563)	(736)	$ (13,538)	(146)	$ (7,554)	1,132	$ 67,282
Administrative Class
Shares sold	180	$ 2,483	186	$ 2,778	10	$ 355	32	$ 2,060
Reinvestment of distributions	355	3,845	203	3,012	12	426	30	1,642
Shares repurchased	(648)	(8,017)	(492)	(7,303)	(4)	(149)	(16)	(922)
Net Increase / (Decrease)	(113)	$ (1,689)	(103)	$ (1,513)	18	$ 632	46	$ 2,780

	Silvant Mid-Cap Growth Fund				Small-Cap Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022		Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,041	$ 3,242	6,034	$ 28,674	62	$ 1,233	203	$ 5,057
Reinvestment of distributions	—	—	20,186	87,202	150	2,916	420	9,935
Shares repurchased	(6,247)	(19,417)	(12,167)	(54,324)	(313)	(6,210)	(430)	(10,519)
Net Increase / (Decrease)	(5,206)	$ (16,175)	14,053	$ 61,552	(101)	$ (2,061)	193	$ 4,473
Class C
Shares sold	33	$ 67	312	$ 913	6	$ 119	20	$ 482
Reinvestment of distributions	—	—	1,506	4,248	9	156	29	633
Shares repurchased	(720)	(1,470)	(1,869)	(6,109)	(21)	(384)	(48)	(1,071)
Net Increase / (Decrease)	(687)	$ (1,403)	(51)	$ (948)	(6)	$ (109)	1	$ 44

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
	Silvant Mid-Cap Growth Fund				Small-Cap Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022		Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class P
Shares sold	267	$ 1,084	589	$ 3,464	7	$ 139	994	$ 26,315
Reinvestment of distributions	—	—	706	3,866	18	364	129	3,094
Shares repurchased	(311)	(1,235)	(3,904)	(23,698)	(289)	(5,704)	(1,481)	(37,879)
Net Increase / (Decrease)	(44)	$ (151)	(2,609)	$ (16,368)	(264)	$ (5,201)	(358)	$ (8,470)
Institutional Class
Shares sold	785	$ 3,163	3,694	$ 24,641	97	$ 1,994	1,691	$ 42,970
Reinvestment of distributions	—	—	3,075	17,065	58	1,170	285	6,896
Shares repurchased	(2,572)	(10,266)	(2,734)	(14,098)	(1,259)	(25,414)	(885)	(19,994)
Net Increase / (Decrease)	(1,787)	$ (7,103)	4,035	$ 27,608	(1,104)	$ (22,250)	1,091	$ 29,872
Class R6
Shares sold	—	$ —	—	$ —	20	$ 394	95	$ 2,395
Reinvestment of distributions	—	—	—	—	12	242	46	1,124
Shares repurchased	—	—	—	—	(157)	(3,295)	(72)	(1,780)
Net Increase / (Decrease)	—	$ —	—	$ —	(125)	$ (2,659)	69	$ 1,739
Administrative Class
Shares sold	13	$ 45	27	$ 126	—	$ —	—	$ —
Reinvestment of distributions	—	—	138	664	—	—	—	—
Shares repurchased	(272)	(857)	(74)	(403)	—	—	—	—
Net Increase / (Decrease)	(259)	$ (812)	91	$ 387	—	$ —	—	$ —

	Zevenbergen Technology Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	356	$ 12,817	812	$ 49,880
Reinvestment of distributions	2,693	78,172	3,585	212,887
Shares repurchased	(1,528)	(57,997)	(2,398)	(141,886)
Net Increase / (Decrease)	1,521	$ 32,992	1,999	$ 120,881
Class C
Shares sold	89	$ 849	99	$ 2,609
Reinvestment of distributions	1,619	10,423	1,073	24,592
Shares repurchased	(485)	(6,004)	(645)	(16,116)
Net Increase / (Decrease)	1,223	$ 5,268	527	$ 11,085
Class P
Shares sold	128	$ 6,646	155	$ 12,532
Reinvestment of distributions	119	4,718	339	25,889
Shares repurchased	(424)	(20,943)	(1,487)	(128,997)
Net Increase / (Decrease)	(177)	$ (9,579)	(993)	$ (90,576)
Institutional Class
Shares sold	715	$ 37,804	2,725	$ 235,136
Reinvestment of distributions	2,005	83,404	3,770	299,998
Shares repurchased	(4,274)	(226,647)	(5,696)	(461,959)
Net Increase / (Decrease)	(1,554)	$ (105,439)	799	$ 73,175

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
	Zevenbergen Technology Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Administrative Class
Shares sold	1	$ 65	14	$ 1,035
Reinvestment of distributions	28	953	60	4,114
Shares repurchased	(8)	(359)	(900)	(78,966)
Net Increase / (Decrease)	21	$ 659	(826)	$ (73,817)
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
Note 7. 10% Shareholders
As of December 31, 2022, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Emerging Markets Opportunities Fund	57%	2
KAR Global Small-Cap Fund	43	3
KAR Health Sciences Fund	42	2
NFJ International Value Fund	14	1
NFJ Large-Cap Value Fund	14	1
NFJ Small-Cap Value Fund	19	1
Silvant Focused Growth Fund	11	1
Silvant Mid-Cap Growth Fund	12	1
Small-Cap Fund	11	1
Zevenbergen Technology Fund	25	2
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At December 31, 2022, the following Funds held securities issued by various companies in specific sectors and industries as detailed below:

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
Fund	Sector /Industry	Percentage of Total Investments
KAR Global Small-Cap Fund	Industrials	30%
KAR Global Small-Cap Fund	Financials	27%
KAR Health Sciences Fund	Healthcare Equipment & Supplies	29%
NFJ Small-Cap Value Fund	Financials	27%
Silvant Focused Growth Fund	Financials	48%
Silvant Mid-Cap Growth Fund	Information Technology	28%
Zevenbergen Technology Fund	Software	28%
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($  reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at December 31, 2022:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Income & Growth Fund	LiveStyle, Inc.	12/1/2016	$ —	$ —(a)	0.0%
	LiveStyle, Inc. Series B	3/1/2016	2,699	2,004	0.0
	Tenerity, Inc.	11/4/2015	1,422	—	0.0

(a)	Amount is less than $500.
Note 11. Redemption Facility
($ reported in thousands)
On June 14, 2021, the Funds and certain other affiliated funds entered into an $250,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023. Effective March 10, 2022, interest is charged at the higher of the SOFR (prior to effective date, LIBOR) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended December 31 2022, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
The following Funds had an outstanding loan during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Emerging Markets Opportunities Fund	$ 8	$ 2,709	2.88%	35
KAR Health Sciences Fund	— (1)	800	2.63	2
NFJ Dividend Value Fund	2	7,700	5.65	2
NFJ International Value Fund	2	5,500	3.38	3
NFJ Large-Cap Value Fund	2	7,050	4.40	2
NFJ Mid-Cap Value Fund	3	21,200	5.65	1
Silvant Focused Growth Fund	1	4,850	4.85	2
Small-Cap Fund	1	7,600	3.35	1
Zevenbergen Technology Fund	8	5,390	5.41	10
(1)	Amount is less than $500.
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Opportunities Fund	$ 117,996	$ 13,220	$ (16,883)	$ (3,663)
Income & Growth Fund	6,165,615	41,554	(1,231,409)	(1,189,855)
Income & Growth Fund (Written options)	(624)	196	(139)	57
KAR Global Small-Cap Fund	57,801	2,805	(4,278)	(1,473)
KAR Health Sciences Fund	158,757	15,831	(10,941)	4,890
NFJ Dividend Value Fund	653,139	85,698	(63,413)	22,285
NFJ International Value Fund	102,904	6,665	(14,711)	(8,046)
NFJ Large-Cap Value Fund	239,872	26,842	(23,461)	3,381
NFJ Mid-Cap Value Fund	1,059,784	65,863	(133,354)	(67,491)
NFJ Small-Cap Value Fund	371,419	29,011	(40,141)	(11,130)
Silvant Focused Growth Fund	507,727	267,541	(22,315)	245,226
Silvant Mid-Cap Growth Fund	258,781	41,301	(24,327)	16,974
Small-Cap Fund	91,922	17,079	(3,752)	13,327
Zevenbergen Technology Fund	908,774	102,692	(60,867)	41,825
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended June 30, 2022, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Emerging Markets Opportunities Fund	$ 9,610	$ —
NFJ International Value Fund	248,530	180,014
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022
June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 15. New Regulatory Pronouncement
In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF SUBADVISORY AGREEMENTS FOR
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS SILVANT MID-CAP GROWTH
FUND, VIRTUS ZEVENBERGEN TECHNOLOGY FUND AND VIRTUS INCOME & GROWTH
FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Investment Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of advisory and subadvisory agreements for the Trust. At a meeting held on July 18, 2022, in a virtual meeting format in light of public health concerns regarding the spread of COVID-19 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), approved the proposal to replace Allianz GIobal Investors U.S. LLC (“AllianzGI U.S.”) and authorized the appointment of Kayne Anderson Rudnick Investment Management, LLC (“KAR”) as subadviser to Virtus KAR Global Small-Cap Fund and Virtus KAR Health Sciences Fund; Silvant Capital Management LLC (“Silvant”) as subadviser to Virtus Silvant Focused Growth Fund and Virtus Silvant Mid-Cap Growth Fund; Zevenbergen Capital Investments LLC (“ZCI”) as subadviser to Virtus Zevenbergen Technology Fund; and Voya Investment Management Co. LLC (“Voya”) as subadviser to Virtus Income and Growth Fund (each of KAR, Silvant, Zevenbergen and Voya, a “Subadviser” and collectively, the “Subadvisers”) and approved a new investment subadvisory agreement with each Subadviser (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”). The Board also considered and approved the following name changes:
Fund Name	New Fund Name
Virtus Focused Growth Fund	Virtus Silvant Focused Growth Fund
Virtus Global Small-Cap Fund	Virtus KAR Global Small-Cap Fund
Virtus Health Sciences Fund	Virtus KAR Health Sciences Fund
Virtus Mid-Cap Growth Fund	Virtus Silvant Mid-Cap Growth Fund
Virtus Technology Fund	Virtus Zevenbergen Technology Fund
Basis for the Board’s Approval
In making its determination with respect to the New Subadvisory Agreements, the Board considered various factors, including:
•	Nature, extent, and quality of the services to be provided. The Trustees received in advance of the meeting information provided by each Subadviser, in the form of an extensive questionnaire concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the Subadvisers would provide portfolio management, compliance with each respective Fund’s investment policies and procedures, compliance with applicable securities laws, and assurances thereof. The Trustees reviewed biographical information for the portfolio managers who would provide services under each New Subadvisory Agreement noting with respect to Virtus Income and Growth Fund that the portfolio management team from AllianzGI U.S. would be joining Voya and would continue to manage that Fund. In considering the approval of the New Subadvisory Agreements, the Trustees considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund; (b) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (c) the Subadviser’s brokerage and trading practices. With respect to Virtus Income & Growth Fund, the Board also took into account Voya’s financial condition and Voya’s risk assessment and monitoring process, and the Board noted Voya’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. With respect to all of the Funds other than Virtus Income & Growth Fund, the Board also took into account its knowledge of the proposed Subadviser’s services and the quality of the performance of its duties with respect to other Virtus Funds. After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services to be provided by each Subadviser to the respective Fund were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the applicable Fund.

CONSIDERATION OF SUBADVISORY AGREEMENTS FOR
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS SILVANT MID-CAP GROWTH
FUND, VIRTUS ZEVENBERGEN TECHNOLOGY FUND AND VIRTUS INCOME & GROWTH
FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
•	Investment Performance. With respect to Virtus Income & Growth Fund, the Board considered the historical performance of the Fund versus a peer group and an appropriate index, along with performance information provided by Voya pertaining to the Fund’s strategy, and considered that the same portfolio management team would continue to manage the Fund. With respect to Virtus KAR Health Sciences Fund, the Board considered that KAR did not manage a healthcare-only mandate, but considered the performance of health care sector investments in other strategies managed by KAR versus an appropriate index and the Fund’s historical performance. With respect to Virtus KAR Global Small-Cap Fund, the Board considered the performance of a similarly managed composite managed by KAR versus an appropriate index, as well as the Fund’s historical performance. With respect to Virtus Silvant Focused Growth Fund, the Board considered the performance of a composite managed by Silvant against a broad-based securities benchmark, as well as the Fund’s historical performance. With respect to Virtus Silvant Mid-Cap Growth Fund, the Board noted that Silvant did not manage any accounts with an identical strategy but considered that Silvant would use the same investment process as for its other accounts. With respect to Virtus Zevenbergen Technology Fund, the Board considered the hypothetical performance of a blended portfolio of two strategies that Zevenbergen managed representing the overall characteristics of the Fund, as well as the Fund’s historical performance. The Board determined it was satisfied with each proposed Subadviser’s performance.
•	Management Fees and Expenses. The Board noted that each Fund’s management fee was not expected to change, and each Fund has expense caps in place to limit the total expenses incurred by the respective Fund and its shareholders. The Board took into account that each Fund’s subadvisory fees are paid by Virtus Investment Advisers, Inc. (“VIA”) and not by the Fund, so that the respective Fund’s shareholders would not be directly impacted by those fees. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of the services to be provided by each respective Subadviser and all factors considered.
•	Profitability and Economies of Scale. In considering the projected profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the New Subadvisory Agreements would be paid by VIA out of the advisory fees that it receives under the Advisory Agreement and not by the Funds. The Board noted that each Subadviser other than Voya is affiliated with VIA. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Voya, the unaffiliated subadviser, the Board relied on the ability of VIA to negotiate the New Subadvisory Agreement and the fees thereunder at arm’s length. As a result, the expected profitability to the Subadvisers of their relationships with the Funds was not a material factor in the Board’s deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in each Subadviser’s management of respective Fund to be a material factor in its consideration at this time.
•	Other Benefits. The Board considered other benefits that may be realized by the Subadvisers and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and certain Subadvisers, serves as the principal underwriter for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Funds’ assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of VIA and certain Subadvisers provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain Subadvisers are affiliated with VIA, there are no other direct benefits to the Subadvisers in providing subadvisory services to the Funds, other than the fees to be earned under the New Subadvisory Agreements. There may be certain intangible benefits gained to the extent that serving the Fund could provide the opportunity to provide subadvisory services to additional series of the Trust or certain reputational benefits.
Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of each New Subadvisory Agreement was in the best interests of each applicable Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the New Subadvisory Agreements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS INCOME & GROWTH FUND,
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND,
VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS
NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS
SILVANT MID-CAP GROWTH FUND, VIRTUS SMALL-CAP FUND AND VIRTUS
ZEVENBERGEN TECHNOLOGY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Investment Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (“Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) among the Trust, VIA and NFJ Investment Group LLC (“NFJ”) with respect to Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund and Virtus NFJ Small-Cap Value Fund; among the Trust, VIA and Voya Investment Management Co. LLC (“Voya”) with respect to Virtus Income & Growth Fund; among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) with respect to Virtus KAR Global Small-Cap Fund and Virtus KAR Health Sciences Fund; among the Trust, VIA and Silvant Capital Management LLC (“Silvant”) with respect to Virtus Silvant Focused Growth Fund and Virtus Silvant Mid-Cap Growth Fund; and among the Trust, VIA and Zevenbergen Capital Investments LLC (“ZCI”) with respect to Virtus Zevenbergen Technology Fund (each of NFJ, Voya, KAR, Silvant and ZCI, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on November 1, 2022, and November 14-16, 2022 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of the Advisory Agreement with respect to each of the Funds and the Subadvisory Agreement with NFJ with respect to Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund and Virtus NFJ Small-Cap Value Fund (collectively, the “Agreements”), as further discussed below. (Continuation of the Subadvisory Agreements with Voya with respect to Virtus Income & Growth Fund; KAR with respect to Virtus KAR Global Small-Cap Fund and Virtus KAR Health Sciences Fund; Silvant with respect to Virtus Silvant Focused Growth Fund and Virtus Silvant Mid-Cap Growth Fund; and ZCI with respect to Virtus Zevenbergen Technology Fund, was not due for approval since those Subadvisory Agreements had been approved earlier in the year.)
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and NFJ which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by VIA and NFJ; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (d) the profitability of VIA under the

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS INCOME & GROWTH FUND,
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND,
VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS
NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS
SILVANT MID-CAP GROWTH FUND, VIRTUS SMALL-CAP FUND AND VIRTUS
ZEVENBERGEN TECHNOLOGY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VIA and NFJ by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and NFJ, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that most of the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement, the Board considered VIA’s process for supervising and managing the respective Funds’ subadviser, if any, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s(s’) respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by NFJ, the Board considered information provided to the Board by NFJ, as well as information provided throughout the past year. With respect to the Subadvisory Agreement with NFJ, the Board noted that NFJ provided portfolio management, compliance with the applicable Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and NFJ’s management of the respective Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the NFJ Subadvisory Agreement, the Board also considered NFJ’s investment management process, including (a) the experience and capability of NFJ’s management and other personnel committed by NFJ to the respective Funds; (b) the financial condition of NFJ; (c) the quality of NFJ’s regulatory and legal compliance policies, procedures and systems; and (d) NFJ’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account NFJ’s risk assessment and monitoring process. The Board noted NFJ’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and NFJ were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS INCOME & GROWTH FUND,
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND,
VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS
NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS
SILVANT MID-CAP GROWTH FUND, VIRTUS SMALL-CAP FUND AND VIRTUS
ZEVENBERGEN TECHNOLOGY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategies. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted NFJ’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2022.
Virtus Emerging Markets Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus Income & Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Global Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3-year periods and underperformed its median for the 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-periods.
Virtus KAR Health Sciences Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3- and 5-year periods.
Virtus NFJ Dividend Value Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-year period and underperformed its median for the 3-, 5- and 10-year periods . The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus NFJ International Value Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 10-year periods and outperformed the median for the 5-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus NFJ Large-Cap Value Fund.The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus NFJ Mid-Cap Value Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 10-year periods and underperformed its median for the 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10-year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS INCOME & GROWTH FUND,
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND,
VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS
NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS
SILVANT MID-CAP GROWTH FUND, VIRTUS SMALL-CAP FUND AND VIRTUS
ZEVENBERGEN TECHNOLOGY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
Virtus NFJ Small-Cap Value Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-year period and underperformed its median for the 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus Silvant Focused Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Silvant Mid-Cap Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus Small-Cap Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods and outperformed the median for the 5-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Zevenbergen Technology Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods and outperformed the median for the 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
The Board noted that each Fund other than those managed by NFJ had changed from a prior subadviser in July of 2022. The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account reasons discussed for certain Funds’ underperformance and/or actions taken to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. NFJ provided, and the Board considered, fee information of comparable accounts managed by NFJ, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Emerging Markets Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the second quintile of the Expense Universe.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS INCOME & GROWTH FUND,
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND,
VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS
NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS
SILVANT MID-CAP GROWTH FUND, VIRTUS SMALL-CAP FUND AND VIRTUS
ZEVENBERGEN TECHNOLOGY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
Virtus Income & Growth Fund. The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus KAR Global Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Health Sciences Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus NFJ Dividend Value Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus NFJ International Value Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses were in the third quintile of the Expense Universe.
Virtus NFJ Large-Cap Value Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus NFJ Mid-Cap Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus NFJ Small-Cap Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus Silvant Focused Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Silvant Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus Zevenbergen Technology Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory fees for each Fund and the subadvisory fees for the Funds managed by NFJ, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS INCOME & GROWTH FUND,
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND,
VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS
NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS
SILVANT MID-CAP GROWTH FUND, VIRTUS SMALL-CAP FUND AND VIRTUS
ZEVENBERGEN TECHNOLOGY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to NFJ in connection with its relationship to the applicable Funds, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to NFJ, the Board noted that, because NFJ is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to NFJ and its affiliates from their relationships with the Funds was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense caps were in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through October 31, 2023. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to NFJ’s profitability, and based upon the current sizes of the Funds managed by NFJ, the Board concluded that the potential for economies of scale in NFJ’s management of the applicable Funds was not a material factor in the approval of the Subadvisory Agreement with NFJ at this time.
Other Factors
The Board considered other benefits that may be realized by VIA, NFJ and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, NFJ, KAR, Silvant and ZCI, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA, NFJ, KAR, Silvant and ZCI also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while NFJ is an affiliate of VIA, there are no other direct benefits to NFJ or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus Income & Growth Fund (the “Fund”),
a series of Virtus Investment Trust (Unaudited)
Supplement dated January 27, 2023, to the Fund’s Summary Prospectus and the
Virtus Investment Trust Statutory Prospectus, each dated October 28, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective January 27, 2023, Ethan Turner, CFA is added as portfolio manager of the Fund.
The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus is hereby replaced in its entirety with the following:
> Justin Kass, CFA, portfolio manager and senior managing director at Voya, has managed the fund since 2007.
> David J. Oberto, portfolio manager and senior vice president at Voya, has managed the fund since 2020.
> Ethan Turner, CFA, portfolio manager and vice president at Voya, has managed the fund since January 2023.
> Michael E. Yee, portfolio manager and managing director at Voya, has managed the fund since 2007.
In the section “Management of the Funds” in the subsection “Portfolio Management”, the row for the Fund in the table under “Voya on page 86 of the Fund’s statutory prospectus is hereby replaced with the following:
Virtus Income & Growth Fund	Justin Kass, CFA (since 2007)
David J. Oberto (since 2020)
Ethan Turner, CFA (since January 2023)
Michael E. Yee (since 2007)
The portfolio manager biographies under the referenced table are hereby amended by adding the following for Mr. Turner.
Ethan Turner, CFA. Mr. Turner is a portfolio manager and vice president with Voya. He joined Voya in July 2022 in conjunction with the firm’s transfer of certain portfolio management teams from Allianz Global Investors U.S., which he had joined in 2012, where he was an analyst and vice president with research responsibilities for the income and growth strategies team. Prior to that at Allianz, he was a trading assistant. Previously, Mr. Turner was a lead analyst covering the financial sector at Relational Investors and a financial analyst at Sunstone Hotel Investors. Mr. Turner earned a B.S. from San Diego State University and an M.B.A. from the Anderson School of Management at the University of California, Los Angeles. He is a CFA® Charterholder.
All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks, remains unchanged.
Investors should retain this supplement with the Prospectuses for future reference.
VIT 8061/I&G Fund PM Changes (1/2023)

Virtus KAR Global Small-Cap Fund (the “Fund”),
a series of Virtus Investment Trust
(Unaudited)
Supplement dated January 27, 2023, to the Fund’s Summary Prospectus and the
Virtus Investment Trust Statutory Prospectus, each dated October 28, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective January 1, 2023 the benchmark to which performance of the Fund is compared is the MSCI All Country World Small Cap Index (net), replacing MSCI World Small Cap Index (net). This change is being made to more closely match the Fund’s primary benchmark to its principal investment strategy.
Additional Information about the MSCI All Country World Small Cap Index (net)
The MSCI All Country World Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Investors should retain this supplement with the Prospectuses for future reference.
VIT 8061/Global Small-Cap Fund Benchmark Change (1/2023)

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VIRTUS INVESTMENT TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8033	02-23

(b)	Not applicable.

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Investment Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/2/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/2/23

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date 3/2/23

*	Print the name and title of each signing officer under his or her signature.